  As filed with the U.S. Securities and Exchange Commission on February 25, 2005

                                              1940 Act Registration No. 811-4062
                                                       1933 Act File No. 2-92136

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 42                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 45                                                    [X]

                        (Check appropriate box or boxes.)

                                 GAM Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                    135 East 57th Street, New York, NY 10022
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 407-4600
              (Registrant's Telephone Number, including Area Code)

            GAM Funds, Inc., 135 East 57th Street, New York, NY 10022
               (Name and Address of Agent for Service of Process)

 Approximate Date of Public Offering: As soon as practical after the effective date of this amendment to the registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]  on April 30, 2005 pursuant to paragraph (a)(1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

    GAM INTERNATIONAL                              GAM(R)FUNDS, INC.
          EQUITY
                                              PROSPECTUS o April 30, 2005
 GAM ASIA-PACIFIC EQUITY

   GAM EUROPEAN EQUITY

       GAM AMERICAN
       FOCUS EQUITY

         GAMERICA

  GAM GABELLI LONG/SHORT

GAM Funds, Inc. (the "Company") is a diversified,  open-end  investment company.
The Company currently has the following six different investment portfolios,  or series of  shares,  all of which  invest  primarily  in equity  securities  (the
"Funds"):  GAM  International  Equity,  GAM  Asia-Pacific  Equity;  GAM European
Equity; GAM American Focus Equity; GAMerica; and GAM Gabelli Long/Short.  Shares
of one of these  portfolios  may be  exchanged  for  shares of the same class of another of these portfolios where that class exists.

The Funds described in this Prospectus, other than GAM American Focus Equity and
GAM Gabelli  Long/Short,  are  managed  solely by GAM  International  Management
Limited ("GIML").  GAM USA Inc. ("GAM USA") serves as the Investment  Adviser to
GAM American Focus Equity.  GIML and GAMCO  Investors,  Inc.  ("GAMCO") serve as
Co-Investment  Advisers  to  GAM  Gabelli  Long/Short  (each,  a  "Co-Investment
Adviser" and together,  the "Co-Investment  Advisers").  GIML, GAM USA and GAMCO
are  collectively  referred to as the  "Investment  Advisers." GAM Services Inc.
("GAM  Services"),  an  affiliate of GAM USA and GIML,  serves as the  principal underwriter for the Funds' securities.

Neither  the U.S.  Securities  and  Exchange  Commission  ("SEC")  nor any state securities  commission has approved the Funds' shares as an investment.  Neither the SEC nor any state security  commission has determined if this  Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments  in the Funds are not deposits or  obligations  of, or guaranteed or endorsed  by, any bank,  and are not  federally  insured by the Federal  Deposit
Insurance  Corporation,   the  Federal  Reserve  Board,  or  any  other  agency.
Investments in the Funds involve investment risk, including the possible loss of principal.

Investors should carefully consider the risks,  investment  objectives,  charges and ongoing expenses of the Fund before making an investment.

Table of Contents

I.       RISK AND RETURN SUMMARY

         GAM International Equity

         GAM Asia-Pacific Equity

         GAM European Equity

         GAM American Focus Equity

         GAMerica

         GAM Gabelli Long/Short

II.      MANAGEMENT OF THE FUNDS

III.     SHAREHOLDER INFORMATION

         Choosing the appropriate share class

         How to buy shares

         How to sell shares

         How to exchange shares

         Account services

         Dividends and tax matters

         Selective Disclosure of Portfolio Holdings

IV.      FINANCIAL HIGHLIGHTS

I.       Risk and Return Summary
================================================================================

GAM International Equity
(formerly GAM International Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund  normally  invests  at least  80% of its  assets  in  common  stocks of companies  in any country of the world,  other than the United  States--normally
Canada,  Europe and countries located in the Asia-Pacific  Region.  The Fund may also invest in the  securities of issuers in emerging  market  countries.  Under normal  market  conditions,  the Fund will  invest in stocks  issued in at least three different countries.

The  remaining  assets of the Fund may be  invested  in debt  securities  issued either by governments or governmental agencies or corporations without regard to the  maturity of such debt  securities.  Debt  securities  in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5%
of its assets in debt securities rated lower than investment grade.

In selecting an investment,  the Investment Adviser uses a "top down" three-step approach  screening  potential  investments  by  country,  sector and  security.
Countries and sectors are avoided when the  Investment  Adviser  regards them as too risky based on an economic  analysis  that  examines,  among other  factors, interest  rates,  growth rates,  the  inflation  outlook and the strength of the currency.  The Investment  Adviser seeks growth stocks at reasonable  prices. In general, the Investment Adviser prefers companies with:

o    Good industry  fundamentals  (sound balance sheet;  solid earnings  record;
     strong forecasted earnings growth)

o    "Pricing  power"  (the  ability  to raise  prices  at or above  the rate of inflation)

o    High market share

o    Some  degree  of  "organic"  growth  not tied to the  overall  state of the economy  (strength of the ongoing  business  itself  absent  growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company  indicates a change in the company's  prospects.
For example, a loss of market share or  less-than-expected  or negative earnings growth would indicate a deterioration of fundamentals.  Sales are also triggered when a company  reaches a high price per  earnings  ratio  relative  to earnings growth and interest rates.

The Investment Adviser does not screen potential  companies based on size of the company.  Rather,  the  Investment  Adviser  takes into  account  its ability to purchase  or sell the  company's  stock with  relative  ease within a short time frame.

The Fund may take  temporary  "defensive"  positions in attempting to respond to adverse market  conditions.  The Fund,  for temporary  defensive  purposes,  may invest in  short-term  bonds  issued by  foreign or U.S.  corporations,  foreign governments,  the U.S. government and its agencies and instrumentalities as well as money market  instruments  denominated in U.S. dollars or a foreign currency.
Although  taking a  defensive  posture is  designed  to protect the Fund from an anticipated  market  downturn,  it could have the effect of reducing the benefit from any  upswing  in the  market.  Should the Fund take a  temporary  defensive position, it may not achieve its investment objectives.  No more than 20% of the
Fund's portfolio will be held in cash or cash equivalents,  except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of investing at least 80% of its assets in common  stocks of companies in any country of the world, other than the United States--normally  Canada, Europe and  countries  located  in the  Asia-Pacific  Region.  Upon  written  notice to shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions, investor perceptions and market liquidity.

o    Foreign  investments  risks  Investing  in  foreign  securities   generally
     involves greater risk than investing in U.S. securities. Foreign securities prices  may vary more  widely  than  those of U.S.  securities  because  of economic, financial, political or social factors including:

     -    Political  conditions  Government  regulation  or action may adversely affect foreign markets through the imposition of capital controls, the nationalization  of  companies  or  industries,  excessive  taxes,  or similar items.

     -    Information  There is likely to be less  available  information  about foreign  companies  than is available  about U.S.  companies.  Foreign companies may not be subject to the same accounting  standards as U.S.
          companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business  practices than U.S. issuers.

     -    Liquidity  Non-U.S.  securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

     -    Commissions  and fees  Brokerage  fees and  commissions  are generally higher abroad than in the United States.

     -    Emerging  markets  Countries in emerging  markets may have  relatively unstable  governments,  economies based on only a few industries,  and securities markets that trade a small number of issues.

     -    Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any security:  the value of the securities  held by the Fund will fluctuate in response to changes in economic  conditions or public expectations about those  securities.  The net asset  value of the Fund's  shares  will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    "Focus"  investing  Since the Fund will typically  focus its investments on less than 100  securities,  mainly  equities,  it may be subject to greater share price fluctuations than a more broadly diversified fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                            GAM INTERNATIONAL EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years.  The table  illustrates  the  variability  of the  performance  from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAM International Equity
                      Class A Share
                      Annual Total Returns
                      As of December 31

         95                  30.09
         96                   8.98
         97                  28.93
         98                   7.22
         99                   6.99
         00                 -22.74
         01                 -24.53
         02                 -15.35
         03                  31.44
         04                   [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [31.00% in 4th quarter of 1999]
Lowest Performing Quarter:      [-18.13% in 3rd quarter of 2002]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for one,  five and 10 years (or life of class) for each class of the Fund  before  taxes  compare to those of a  broad-based  securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax  returns are calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI EAFE Index is a broad market index used for comparative purposes.

GAM International Equity
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI EAFE Index

As of December 31, 2004

                                                                    10 Year
Class                                                          (or Life-of-Class
   (inception date)                   1 Year     5 Year     if less than 10 Years)

A Shares (January 2, 1985)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                     %          %                 %
Return After Taxes on Distributions     %          %                 %
Return After Taxes on Distributions
   and Sale of Fund Shares*             %          %                 %

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                  %          %                 %+

C Shares (May 19, 1998)
   (with deferred sales charge)**
   Return Before Taxes                  %          %                 %+

MSCI EAFE Index***                      %          %                 %+

*    A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***  The MSCI EAFE (Europe,  Australasia,  Far East) Index is an unmanaged, free float-adjusted  market  capitalization  index that is  designed  to measure developed  market  equity  performance,  excluding  the  United  States and
     Canada. The MSCI EAFE Index consists of 21 developed market country indices and includes reinvestment of dividends.  Investors may not purchase indices directly.

+    Returns of MSCI EAFE Index were for the Life-of-Class B: [ ]% and C: [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM International Equity Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%      5.00%       1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)           5.50%      0.00%       0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                             0.00%*     5.00%       1.00%

Redemption Fee (paid directly from
your investment upon redemption)**                1.00%      0.00%       0.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                   1.00%      1.00%       1.00%
Distribution (12b-1) Fees                         0.30%      1.00%       1.00%
Other Expenses                                    [  ]%      [  ]%       [  ]%
Total Fund Operating Expenses/1/                  [  ]%      [  ]%       [  ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

**   For shares redeemed or exchanged within 90 days of the date of purchase.

/1/  The  Investment  Adviser has  voluntarily  agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2005. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A,  Class B and Class C Shares are  expected  to be [ ]%, [ ]%
     and [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM International Equity

                              CLASS A*       CLASS B**         CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.

**   The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested plus any trading costs.

The  frequency of short sales will vary  substantially  under  different  market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including  derivatives.  Derivatives are financial instruments that derive  their  value  from the  performance  of an  underlying  asset -  another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

o    Contracts for Difference A Contract for Difference is an agreement  between two parties to settle at the close of the contract the  difference  between the  opening  price  and  closing  price of a  security  identified  in the contract,  multiplied  by the number of shares  specified in the  contract.
     When entering into a Contract for Difference,  the Fund attempts to predict either that the price of the security  will fall (taking a short  position)
     or that the price of the security will rise (taking a long position).

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition,  the Fund may invest in other  financial  instruments  that provide exposure  to an  underlying  position  or  other  instrument.  The  gain or loss experienced  by the Fund will  depend  on  whether  the price of the  underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to  deteriorate,  there may be no way to sell it and avoid further  losses, because no buyer may be available.  In addition,  the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature,  involves predicting the probable direction of price movements;  if the Fund  predicts  incorrectly,  it could lose money - more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign securities,  and there is no assurance that such hedging strategies will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The Investment Adviser will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable  capital gains to shareholders  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code of 1986, as amended.

GAM Asia-Pacific Equity
(formerly GAM Pacific Basin Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in equity  investments  that are economically  tied to the  Asia-Pacific  Region. A company will be considered  economically tied to the Asia-Pacific  Region if (i)
at least 50% of the company's assets are located in the  Asia-Pacific  Region or at least 50% of its total  revenues are derived from goods or services  produced in the Asia-Pacific  Region or sales made in the Asia-Pacific  Region;  (ii) the principal  trading  market for the company's  securities is in the  Asia-Pacific
Region; or (iii) the company is incorporated  under the laws of a country in the
Asia-Pacific   Region.  The  Asia-Pacific  Region  includes  Japan,  Hong  Kong,
Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, South Korea,
the People's  Republic of China,  Taiwan,  India,  Pakistan,  Australia  and New
Zealand.

The Fund invests primarily in common stock, and under normal market  conditions, the Fund will invest in stocks issued in at least three different countries. The
Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector.  Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector,  which sector  includes  banking,  financial  services,  insurance and real estate.  In addition,  if the  Investment  Adviser  determines  that the  long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

In selecting investments for the Fund, the Investment Adviser looks first at the economic  environment  and attempts to exclude  speculative  and highly illiquid countries.  Specific sectors and stocks are excluded when viewed as over-valued.
Within those markets identified for investment, the Investment Adviser employs a fundamental investment process focusing on factors such as:

o    Experience, capability and shareholder focus of company management
o    Financial  health  including the strength of the balance sheet,  cash flow, earnings quality and long-term growth
o    Competitive position within the industry
o    Price of the stock compared to forecasted growth rate
o    Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity,  higher growth in earnings per share and  higher  growth in cash flow per share  than the  benchmark  index
(MSCI   Pacific   Index).   Companies   selected   tend  to  have  large  market
capitalizations  with high  liquidity,  although the Fund is not  restricted  in terms of the size of the  companies in which it invests.  Sales are triggered by an  assessment  that the  stock is no  longer a good  value or that  fundamental prospects have  deteriorated.  A deterioration of fundamentals  occurs when, for example,  management  leaves,  the industry goes into a decline,  or the company becomes overvalued by the markets.  Sales are also triggered when the Investment
Adviser determines that there may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and U.S.  companies,  foreign  governments,  the U.S. government and its agencies and  instrumentalities as well as money market instruments  denominated in U.S.  dollars  or a  foreign  currency.  Should  the  Fund  take a  temporary defensive position,  it may not achieve its investment  objectives.  At no point will more than 20% of the Fund's portfolio be held in cash or cash  equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing at least 80% of its assets in equity  investments  that are
economically   tied  to  the  Asia-Pacific   Region.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions,  investor perceptions and market liquidity.  Since the Fund invests principally in the Asia-Pacific  Region, it will be impacted by regional events there to a greater extent than a more broadly diversified fund.

o    Foreign  investments  risks  Investing  in  foreign  securities   generally
     involves greater risk than investing in U.S. securities. Foreign securities prices  may vary more  widely  than  those of U.S.  securities  because  of economic, financial, political or social factors including:

     -    Political  conditions  Government  regulation  or action may adversely affect foreign markets through the imposition of capital controls, the nationalization  of  companies  or  industries,  excessive  taxes,  or similar items.

     -    Information  There is likely to be less  available  information  about foreign  companies  than is available  about U.S.  companies.  Foreign companies may not be subject to the same accounting  standards as U.S.
          companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business  practices than U.S. issuers.

     -    Liquidity  Non-U.S.  securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

     -    Commissions  and fees  Brokerage  fees and  commissions  are generally higher abroad than in the United States.

     -    Emerging  markets  Countries in emerging  markets may have  relatively unstable  governments,  economies based on only a few industries,  and securities markets that trade a small number of issues.

     -    Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any security:  the value of the securities  held by the Fund will fluctuate in response to changes in economic  conditions or public expectations about those  securities.  The net asset  value of the Fund's  shares  will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    "Focus"  investing  Since the Fund will typically  focus its investments on less than 100  securities,  mainly  equities,  it may be subject to greater share price fluctuations than a more broadly diversified fund.

Since  the Fund will  concentrate  its  investments  in the  financial  services
sector,  it  may  be  subject  to  greater  share  price   fluctuations  than  a
non-concentrated  fund and there is the risk that the Fund will  perform  poorly during a downturn in that  sector.  Also,  changes in  government  policies  and regulation, interest rates, currency exchange rates, and other factors affecting the  financial  markets  may  affect  businesses  in  the  finance  sector  more significantly.  In  addition,  as the Fund's  investments  are  concentrated  in investments in the financial  services sector in the  Asia-Pacific  Region,  the
Fund may be more volatile  than a more  diversified  Asia-Pacific  Region sector fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.  Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single  market  sector  within the  Asia-Pacific  Region.  The Fund  should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

                             GAM ASIA-PACIFIC EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years.  The table  illustrates  the  variability  of the  performance  from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAM Asia-Pacific Equity
                      Class A Share
                      Annual Total Returns
                      As of December 31

         95                   4.56
         96                  -0.39
         97                 -30.00
         98                  -3.99
         99                  74.91
         00                 -23.21
         01                 -17.45
         02                 -12.41
         03                  33.83
         04                   [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [36.64% in 4th quarter of 1999]
Lowest Performing Quarter:      [-26.11% in 4th quarter of 1997]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for one,  five and 10 years (or life of class) for each class of the Fund  before  taxes  compare to those of a  broad-based  securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax  returns are calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Pacific Index is a broad market index used for comparative purposes.

GAM Asia-Pacific Equity
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Pacific Index

As of December 31, 2004

                                                                    10 Year
Class                                                          (or Life-of-Class
   (inception date)                   1 Year     5 Year     if less than 10 Years)

A Shares (May 6, 1987)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                     %          %                 %
Return After Taxes on Distributions     %          %                 %
Return After Taxes on Distributions
   and Sale of Fund Shares              %          %                 %

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                  %          %                %+

C Shares (June 1, 1998)
   (with deferred sales charge)**
   Return Before Taxes                  %          %                %+

MSCI Pacific Index***                   %          %                %+

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***  The  MSCI  Pacific  Index  is  an  unmanaged,  free  float-adjusted  market capitalization  index that is designed to measure equity market performance in the Pacific  region.  The MSCI Pacific Index  consists of five developed market country indices and includes  reinvestment  of dividends.  Investors may not purchase indices directly.

+    Returns of MSCI Pacific Index were for the  Life-of-Class  B: [ ]% and C:
     [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Asia-Pacific Equity Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%      5.00%        1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)           5.50%      0.00%        0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                             0.00%*     5.00%        1.00%

Redemption Fee (paid directly from
your investment upon redemption)**                1.00%      0.00%        0.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                   1.00%      1.00%        1.00%
Distribution (12b-1) Fees                         0.30%      1.00%        1.00%
Other Expenses                                     [ ]%       [ ]%         [ ]%
Total Fund Operating Expenses**                    [ ]%       [ ]%         [ ]%
Expense Reimbursement                              [ ]%       [ ]%         [ ]%
Net Expenses***                                    [ ]%       [ ]%         [ ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

**   For shares redeemed or exchanged within 90 days of the date of purchase.

***  For the 2004 fiscal year, the Adviser contractually agreed to reimburse GAM
     Asia-Pacific  Equity when necessary so that total fund expenses,  including management fee, custody and administrative  fees, as well as other expenses
     (excluding  12b-1 fees),  will not exceed 2.20% of average net assets on an annualized  basis  through  December  31,  2004.  The  Investment  Adviser, however, may recapture such reimbursements through December 31, 2005 if the actual  expense  ratio  falls  below  2.20%  exclusive  of the  12b-1  fee.
     Therefore,  if the  assets  increase  to a certain  level,  the  Investment
     Adviser will recapture such reimbursements through December 31, 2005. At no time will the Investment  Adviser  recapture  reimbursements if immediately after such recapture the  annualized  expense ratio of the Fund was greater than 2.20%  annualized  exclusive of the 12b-1 fee. The Investment  Adviser has voluntarily agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2005.  As a result of this  voluntary fee waiver,  the total fund operating expenses paid by the Class A, Class B and Class C Shares are expected to be [ ]%, [ ]% and [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Asia-Pacific Equity

                               CLASS A*       CLASS B**         CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.

**   The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The Investment Adviser will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

GAM European Equity
(formerly GAM Europe Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in equity  investments  that are  economically  tied to the countries of Europe.  A company will be  considered  economically  tied to Europe if (i) at least 50% of the company's assets are located in Europe or at least 50% of its total revenues are derived  from goods or services  produced in Europe or sales made in Europe;
(ii) the principal trading market for the company's  securities is in Europe; or
(iii) the  company is  incorporated  under the laws of a European  country.  The
European  countries  in which the Fund may invest  include  the United  Kingdom,
Ireland,  France,  Germany, the Netherlands,  Denmark,  Norway, Sweden, Finland,
Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary,
Poland, the Czech Republic and Slovakia.

The Fund invests primarily in common stock, and under normal market  conditions, the Fund will invest in stocks issued in at least three different countries.  In addition,  if the  Investment  Adviser  determines  that the  long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

The Investment  Adviser combines  top-down and bottom-up  analysis.  Country and sector  allocation are integrated  into the process,  but stock selection is the primary factor  influencing Fund  composition.  Country selection is a result of stock and  industry  selection.  Each stock is  evaluated  relative  to its peer group,  its earnings  history and its growth  potential.  Company  visits are an important  part of the  selection  process.  Stocks  selected  tend to have  the following characteristics:

o    Strong business with a leadership position in their field
o    Attractive valuations
o    Good quality management
o    Strong company franchise, strong operating environment and prospects

The Investment Adviser does not screen based on size of the company. Rather, the
Investment  Adviser  takes into  account  its  ability to  purchase  or sell the company's  stock with  relative  ease within a short  period of time.  Sales are triggered  by an  assessment  that the stock is no  longer a good  value or that fundamental prospects have deteriorated.  For example,  prospects are considered to have  deteriorated  when  the  company  becomes  overvalued.  Sales  are also triggered  when the  Investment  Adviser  determines  that  there  may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and U.S.  companies,  foreign  governments,  the U.S. government and its agencies and  instrumentalities as well as money market instruments  denominated in U.S.  dollars  or a  foreign  currency.  Should  the  Fund  take a  temporary defensive position,  it may not achieve its investment  objectives.  At no point will more than 20% of the Fund's portfolio be held in cash or cash  equivalents, except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing at least 80% of its assets in equity  investments  that are
economically   tied  to  the  countries  of  Europe.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions, investor perceptions and market liquidity.

o    Foreign  investments  risks  Investing  in  foreign  securities   generally
     involves  greater risk than  investing in U.S.  securities.  Since the Fund invests principally in Europe, it will be impacted by regional events there to  a  greater  extent  than  a  more  broadly  diversified  fund.  Foreign securities  prices  may vary  more  widely  than  those of U.S.  securities because of economic, financial, political or social factors including:

     -    Political  conditions  Government  regulation  or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

     -    Information  There is likely to be less  available  information  about foreign  companies  than is available  about U.S.  companies.  Foreign companies may not be subject to the same accounting  standards as U.S.
          companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business  practices than U.S. issuers.

     -    Liquidity  Non-U.S.  securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

     -    Commissions  and fees  Brokerage  fees and  commissions  are generally higher abroad than in the U.S.

     -    Emerging  markets  Countries in emerging  markets may have  relatively unstable  governments,  economies based on only a few industries,  and securities markets that trade a small number of issues.

     -    Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    "Focus"  investing  Since the Fund will typically  focus its investments on less than 100  securities,  mainly  equities,  it may be subject to greater share price fluctuations than a more broadly diversified fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                               GAM EUROPEAN EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years.  The table  illustrates  the  variability  of the  performance  from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                     GAM European Equity
                     Class A Share
                     Annual Total Returns
                     As of December 31

        95                  16.77
        96                  21.32
        97                  27.55
        98                  10.70
        99                  16.21
        00                   4.61
        01                 -21.29
        02                 -15.36
        03                  31.11
        04                   [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [27.94% in 4th quarter of 1999]
Lowest Performing Quarter:      [-20.52% in 3rd quarter of 2002]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for one,  five and 10 years (or life of class) for each class of the Fund  before  taxes  compare to those of a  broad-based  securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax  returns are calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Europe Index is a broad market index used for comparative purposes.

GAM European Equity
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Europe Index

As of December 31, 2004

                                                                    10 Year
Class                                                          (or Life-of-Class
   (inception date)                   1 Year     5 Year     if less than 10 Years)

A Shares (January 1, 1990)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                     %          %                 %
Return After Taxes on Distributions     %          %                 %
Return After Taxes on Distributions
   and Sale of Fund Shares              %          %                 %

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                  %          %                %+

C Shares (May 20, 1998)
   (with deferred sales charge)**
   Return Before Taxes                  %          %                %+

MSCI Europe Index***                    %          %                %+

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***  The  MSCI  Europe  Index  is  an  unmanaged,   free  float-adjusted  market
     capitalization  index that is designed to measure  developed  market equity performance  in Europe.  The MSCI Europe  Index  consists  of 16  developed market indices and includes  reinvestment  of dividends.  Investors may not purchase  indices  directly.  + Returns of MSCI  Europe  Index were for the
     Life-of-Class B: [ ]% and C: [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM European Equity Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%      5.00%        1.00%

Maximum Front-End Sales Charge (as a
percentage of the offering price)                 5.50%      0.00%        0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                             0.00%*     5.00%        1.00%

Redemption Fee (paid directly from
your investment upon redemption)**                1.00%      0.00%        0.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                   1.00%      1.00%        1.00%
Distribution (12b-1) Fees                         0.30%      1.00%        1.00%
Other Expenses                                     [ ]%       [ ]%         [ ]%
Total Fund Operating Expenses/1/                   [ ]%       [ ]%         [ ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

**   For shares redeemed or exchanged within 90 days of the date of purchase.

/1/  The  Investment  Adviser has  voluntarily  agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2005. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A,  Class B and Class C Shares are  expected  to be [ ]%, [ ]%
     and [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM European Equity

                               CLASS A*       CLASS B**         CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.

**   The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested. The frequency of short sales will vary  substantially  under different  market  conditions,  and no specified portion of Fund assets as a matter of practice will be committed to short sales.
However,  no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20%
of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including  derivatives.  Derivatives are financial instruments that derive  their  value  from the  performance  of an  underlying  asset -  another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

o    Contracts for Difference A Contract for Difference is an agreement  between two parties to settle at the close of the contract the  difference  between the  opening  price  and  closing  price of a  security  identified  in the contract,  multiplied  by the number of shares  specified in the  contract.
     When entering into a Contract for Difference,  the Fund attempts to predict either that the price of the security  will fall (taking a short  position)
     or that the price of the security will rise (taking a long position).

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition,  the Fund may invest in other  financial  instruments  that provide exposure  to an  underlying  position  or  other  instrument.  The  gain or loss experienced  by the Fund will  depend  on  whether  the price of the  underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements;  if the Fund  predicts  incorrectly,  it could lose money - more than if it had not hedged at all. Hedging cannot eliminate  fluctuations in the  prices of  foreign  securities,  and there is no  assurance  that such hedging strategies will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The Investment Adviser will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAM American Focus Equity
(formerly GAM American Focus Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in equity  investments that are  economically  tied to the United States. A company will be  considered  economically  tied to a country  if (i) at least 50% of the company's  assets  are  located  in the  country  or at least  50% of its  total revenues  are derived  from goods or  services  produced in the country or sales made in the  country;  (ii)  the  principal  trading  market  for the  company's securities  is in the country;  or (iii) the company is  incorporated  under the laws of the country.

The  Fund   invests   primarily   in  the   stocks   of   selected   large   and
mid-capitalization  North American companies. As of the date of this Prospectus, large  capitalization  companies  are defined as those  companies  with a market capitalization greater than $7 billion, while  mid-capitalization  companies are defined as those companies with a market capitalization between $1.5 billion and
$7 billion.  The Fund may overweight or  underweight  certain  economic  sectors relative to the benchmark S&P 500 Composite  Index. The Fund may purchase stocks of small-capitalization  companies in the United States and Canada if consistent with the fundamentals stated above.

The Fund's Investment  Adviser uses a four-step  investment  process in order to determine which stocks to buy for the Fund.

Step 1:  Determining the investable universe

Screening for acceptable  trading  liquidity and minimum  market  capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar  characteristics  and totals  approximately  650  large-  and  mid-capitalization  stocks.  The Fund's
Investment  Adviser  then  applies  its own  proprietary  screening  and ranking process to this universe.

Step 2:  Stock selection

In  identifying  which stocks to buy, the Fund's  Investment  Adviser  considers three elements of true value. These are: the return on capital (an assessment of each  company's  operating  condition);  the cost of capital (an assessment of a company's rate of return on its investments  taking into consideration the risks of such investments);  and market expectations of future performance  (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering investment opportunities,  as opposed to traditional accounting-based measures,  such as price/earnings,  earnings growth and reported book value. The
Investment Adviser believes that such traditional measures are only the starting point  for  analysis  and  fail to  capture  the  vital  linkage  of the  income statement, balance sheet, capital investment, risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are neither good  companies  nor good stocks.  In this  regard,  the  Investment
Adviser  purchases  stock  of a  company  when  it  believes  that  the  stock's fundamental  value is greater than its current market price and sells stock of a company  when it believes  that the stock's  fundamental  value is less than its current market price.

Step 3:  Portfolio construction and risk control

To determine the optimal weighting of each of the stocks identified as purchases and sales, the Fund's Investment Adviser takes into account:

o    Expected appreciation potential
o    Possible valuation downside
o    Fundamental risk profile
o    Price volatility
o    Correlations
o    Impact on the overall portfolio

The Fund's Investment  Adviser seeks to derive performance from the magnitude of the net exposure to the stock  market.  The  Investment  Adviser  varies the net exposure to the market in order to maximize capital appreciation and to preserve capital, when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's Investment Adviser regularly monitors the contribution to the overall performance  of the  portfolio  from each  position  and net  exposure.  This is crucial to the control of risk and return.  The Investment Adviser draws on past experience by assessing both risk and sources of return and performing real time detailed  evaluations  of how decisions have paid off.  Results are  illustrated transparently and provide insights for future decisions.

Typically, the Fund will invest in 35 to 50 securities,  and mainly equities. If the Investment  Adviser  determines that the long-term  capital  appreciation of bonds may equal or exceed  the  return on  stocks,  then the Fund may  invest in bonds issued by governments,  government agencies or corporations without regard to the maturity of such bonds.  Debt securities in which the Fund may invest are not  required  to have any  rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing at least 80% of its assets in equity  investments  that are economically tied to the United States. Upon written notice to shareholders, the
Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Focus"  investing  Since the Fund will focus its  investments on typically less than 50  securities,  mainly  equities,  it may be  subject to greater share price fluctuations than a more broadly diversified fund.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

                            GAM AMERICAN FOCUS EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years.  The table  illustrates  the  variability  of the  performance  from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

The Fund changed its  co-investment  advisers on March 26, 2001.  As of June 20,
2001,  the sole  Investment  Adviser  to the Fund is GAM USA.  Accordingly,  the
Fund's historic  performance may not reflect its current investment  policies or future performance. (See "Management of the Funds" for more information.)

[The table below represents a bar chart in the printed piece.]

                    GAM American Focus Equity
                    Class A Share
                    Annual Total Returns
                    As of December 31

        95                 30.90
        96                 24.10
        97                 29.41
        98                 29.44
        99                  9.32
        00                 -1.46
        01                 -5.94
        02                -22.10
        03                 24.19
        04                  [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [18.07% in 4th quarter of 1998]
Lowest Performing Quarter:      [-22.13% in 3rd quarter of 2002]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for one,  five and 10 years (or life of class) for each class of the Fund  before  taxes  compare to those of a  broad-based  securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax  returns are calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAM American Focus Equity
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2004

                                                                    10 Year
Class                                                          (or Life-of-Class
   (inception date)                   1 Year     5 Year     if less than 10 Years)

A Shares (January 1, 1990)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                     %          %                 %
Return After Taxes on Distributions     %          %                 %
Return After Taxes on Distributions
   and Sale of Fund Shares*             %          %                 %

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                  %          %                %+

C Shares (July 7, 1998)
   (with deferred sales charge)**
   Return Before Taxes                  %          %                %+

S&P 500 Composite Index***
   Return Before Taxes                  %          %                %+

*    A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***  The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

+    Returns of S&P 500 Composite Index were for the  Life-of-Class B: [ ]%, and
     C: [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM American Focus Equity Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%      5.00%        1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)           5.50%       0.00%       0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                            0.00%*      5.00%        1.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                   1.00%      1.00%        1.00%
Distribution (12b-1) Fees                         0.30%      1.00%        1.00%
Other Expenses                                     [ ]%       [ ]%         [ ]%
Total Fund Operating Expenses/1/                   [ ]%       [ ]%         [ ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

/1/  The  Investment  Adviser has  voluntarily  agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2005. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A,  Class B and Class C Shares are  expected  to be [ ]%, [ ]%
     and [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM American Focus Equity

                              CLASS A        CLASS B*          CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including  derivatives.  Derivatives are financial instruments that derive  their  value  from the  performance  of an  underlying  asset -  another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements;  if the Fund  predicts  incorrectly,  it could lose money - more than if it had not hedged at all. Hedging cannot eliminate  fluctuations in the  prices of  securities,  and there is no  assurance  that such  hedging strategies will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The Investment Adviser will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAMerica
(formerly GAMerica Capital Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments that are  economically  tied to the United States. A company will be considered  economically  tied to the  United  States if (i) at least 50% of the company's  assets are located in the United  States or at least 50% of its total revenues  are derived  from goods or services  produced in the United  States or sales made in the  United  States,  (ii) the  principal  trading  market for the company's  securities  is  in  the  United  States,  or  (iii)  the  company  is incorporated under the laws of the United States.

The Fund invests primarily in common stocks of U.S. companies.  In addition,  if the Investment  Adviser  determines that the long-term  capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in debt  securities  issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

The  Investment  Adviser  uses a  research-intensive  blend of value and  growth investing approach. Growth stocks are characterized by the Investment Adviser as securities with strong revenue growth. Value stocks are typically  characterized by the following when compared to the market as a whole:

o    Lower price to earnings ratios
o    Lower price to book value ratios
o    Lower price to cash flow ratios
o    Higher dividend yields
o    Catalyst for change (consolidation in an industry;  wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small  capitalization  stocks, the Investment
Adviser tends to find the best value in smaller companies of under $1 billion in market capitalization.  However, the Investment Adviser does not have a strategy with respect to size. The Fund is generally  concentrated in a limited number of stocks with the top 20 positions in the Fund's portfolio typically  representing around 80% of the total Fund. Turnover tends to be low as the Investment Adviser looks for companies with limited leverage,  strong balance sheets and above all, sound  management.  Sales are  triggered by an  assessment  that the stock is no longer a good value or that fundamental prospects have deteriorated; an increase in market  capitalization alone will not cause the Investment Adviser to sell. A company's  prospects are considered to have  deteriorated  when, for example,  a business  area has  become  overly  competitive  or when a  business  model  has weakened.  Sales  are also  triggered  by gross  overvaluation.  The  Investment
Adviser makes frequent visits to companies to judge their investment merit.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and U.S.  companies,  foreign  governments,  the U.S. government and its agencies and instrumentalities,  as well as money market instruments denominated in U.S.  dollars  or a  foreign  currency.  Should  the  Fund  take a  temporary defensive position,  it may not achieve its investment  objectives.  At no point will more than 35% of the Fund's portfolio be held in cash or cash  equivalents, except when the Fund is taking temporary defensive measures. Due to the state of the U.S.  economy over the past few years,  the  Investment  Adviser has taken a protracted  defensive  position by  investing,  at times,  upwards of 50% of the
Fund's net assets in cash and cash  equivalents.  This  defensive  position is a result of the Investment Adviser's view that equity securities of U.S. companies have been and remain at historic high valuations and, therefore,  the Investment
Adviser has not identified reasonably priced U.S. equity securities for purchase by the Fund.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy  of  investing  at  least  80% of its  assets  in  investments  that  are economically tied to the United States. Upon written notice to shareholders, the
Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Small companies are often new and less well established. They may have limited product lines, markets or financial  resources,  and they may depend on one or a few key persons  for  management.  Other  factors  influencing  the price of  securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Value"  investing  Value stocks may carry higher risk than other stocks as the  determination  that a stock is undervalued is subjective and the stock price may not rise to what the Investment Adviser considers full value.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any security:  the value of the securities  held by the Fund will fluctuate in response to changes in economic  conditions or public expectations about those  securities.  The net asset  value of the Fund's  shares  will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    "Focus"  investing  Since the Fund will typically  focus its investments on less than 100  securities,  mainly  equities,  it may be subject to greater share price fluctuations than a more broadly diversified fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate risks involved with stock investing.

                                    GAMERICA

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each year  since the Fund's inception. The table illustrates the variability of the performance from year to year and provides some  indication  of the risks of investing in the Fund.  Fund performance  shown does not reflect  Class A sales  charges,  but  includes  the reinvestment of dividends and capital gains. Performance would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAMerica
                      Class A Share
                      Annual Total Returns
                      As of December 31

         96                  18.31
         97                  37.28
         98                  30.59
         99                  28.97
         00                   6.54
         01                  -2.42
         02                 -18.64
         03                  36.47
         04                   [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [24.02% in 3rd quarter of 1997]
Lowest Performing Quarter:      [-13.28% in 3rd quarter of 1998]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average  annual  returns for one and five years and life of class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market index.  In addition,  after-tax  returns are presented for Class A Shares of the
Fund.  The  after-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation  and may  differ  from  those  shown in the table.  In  addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAMerica
1- and 5-Year and  Life-of-Class  Average  Annual  Total Return for all Relevant
Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2004

Class
   (inception date)                   1 Year     5 Year     Life-of-Class

A Shares (May 12, 1995)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                     %          %            %
Return After Taxes on Distributions     %          %            %
Return After Taxes on Distributions
   and Sale of Fund Shares              %          %            %

B Shares (May 26, 1998)
   (with deferred sales charge)
   Return Before Taxes                  %          %           %+

C Shares (May 26, 1998)
   (with deferred sales charge)**
   Return Before Taxes                  %          %           %+

S&P 500 Composite Index***              %          %           %+

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between  January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***  The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

+    Returns of S&P 500 Composite  Index were for the  Life-of-Class  B and C:
     [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAMerica Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%       5.00%       1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)           5.50%      0.00%        0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                             0.00%*      5.00%       1.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                   1.00%      1.00%        1.00%
Distribution (12b-1) Fees                         0.30%      1.00%        1.00%
Other Expenses                                     [ ]%       [ ]%         [ ]%
Total Fund Operating Expenses/1/                   [ ]%       [ ]%         [ ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

/1/  The  Investment  Adviser has  voluntarily  agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2005. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A,  Class B and Class C Shares are  expected  to be [ ]%, [ ]%
     and [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAMerica

                              CLASS A        CLASS B*          CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The Investment Adviser will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund,  while  unlikely,  may have a  portfolio  turnover  rate of more than 100%
annually.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities  during the year,  its portfolio  turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.  In addition,  the realization  of capital gains from selling  portfolio  securities  may result in distributions  of taxable  capital  gains to  shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders  each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAM Gabelli Long/Short
(formerly, GAM Gabelli Long/Short Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will have both long and short positions in equity  securities,  primarily  common stocks.  The Fund normally  invests at least 80% of its assets in investments that are economically  tied to the United
States.  A company will be considered  economically  tied to a country if (i) at least 50% of the company's  assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country,  (ii) the principal  trading market for the company's securities  is in the country,  or (iii) the company is  incorporated  under the laws of the country.

The  Fund  invests   primarily  in  the  stocks  of  selected  large,   mid  and
small-capitalization  North  American  companies.  The  Fund may  overweight  or underweight certain economic sectors relative to the benchmark S&P 500 Composite
Index.  In order to take  advantage  of  opportunities  to buy more stock and to attempt to enhance returns,  the Fund may borrow money from banks (be leveraged)
in an amount up to one-third of the value of its total assets.

When the Fund takes a long  position,  it purchases a stock  outright.  When the
Fund  takes a short  position,  it sells a stock it does not own at the  current market  price  and  delivers  to the  buyer a stock  that  it has  borrowed.  To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the stock goes down after the short sale.  Conversely,  if the price of the stock goes up after the sale,  the Fund will lose money because it will have to pay more to replace  the  borrowed  stock than it  received  when it sold the stock  short.  The  frequency  of short  sales  will  vary  substantially  under different  market  conditions,  and no  specific  portion of Fund assets will be committed to short sales.  However,  no securities  will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 50% of the Fund's net assets.

The Fund's investment  approach is based on long/short  "value  investing." This method utilizes  fundamental  security analysis to select stocks whose intrinsic value GAMCO, a Co-Investment  Adviser of the Fund, believes,  based on estimates of  asset  values  and  the  future  growth  of  cash  flows  and  earnings,  is significantly different from that implied by the public market price.

GAMCO uses value  investing,  as first  described  by Benjamin  Graham and David
Dodd, and combines it with the concept of Private Market Value ("PMV") developed and used by GAMCO (and/or its affiliates)  for over 20 years.  PMV is defined as the  estimated  price a  strategic  buyer  would be likely to pay to acquire the entire company.

The Fund will  generally  take  positions,  both long  and/or  short,  in stocks selling at significant  discounts or premiums,  respectively,  to the companies'
estimated PMVs. Appraising the companies' present status and selecting companies trading  at  differences  to their  PMVs,  with a  catalyst  in place to realize returns, will generally represent the core of the investment process.

To limit the time  horizon  in which the PMV may be  realized,  GAMCO  looks for situations in which it believes  either hard and/or soft catalysts are currently working to reduce the premium or discount  between the public  market  price and the estimated PMV.

Hard  catalysts  (company  specific)  include,  but  are  not  limited  to:  (i)
realization of hidden assets; (ii) recognition of underperforming  subsidiaries;
(iii) share  buy-backs;  (iv)  spin-offs;  (v) mergers  and  acquisitions;  (vi)
balance sheet changes;  (vii) new products;  (viii)  accounting  irregularities;
(ix) management changes; and (x) cross-shareholder unwinding.

Soft  catalysts  (macro  and  industry)  include  but are not  limited  to:  (i)
political reform;  (ii) pension reform;  (iii) industrial  reorganization;  (iv)
accounting reform; (v) regulatory changes; and (vi) technological developments.

Within  this  process,  GAMCO will  allocate  capital in a  long/short  context, identifying  catalysts while giving consideration to the possible timing for the catalyst(s) to take effect.

GAMCO may also utilize a top-down  index hedging  program  using futures  and/or exchange traded funds on various stock indices to manage overall portfolio risk;
and may also  engage  in  arbitrage  related  transactions,  involving  publicly announced  takeover  and merger  candidates,  in order to  potentially  increase returns on the Fund's cash  position  above the  prevailing  level of short-term interest rates.

The Fund will  typically  invest,  by taking  long  positions,  in less than 150 securities,  mainly equities.  The Fund may take short positions in a smaller or larger  number of  securities  and may take short  positions on  exchange-traded funds.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund's  investment in U.S.  government  securities may include  certain U.S.
government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan
Bank are supported only by the issuer's right to borrow from the U.S.  Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are
supported only by the credit of the issuer.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy  of  investing  at  least  80% of its  assets  in  investments  that  are economically tied to the United States. Upon written notice to shareholders, the
Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    Short Sales Despite the intent to reduce risk by having both long and short positions,  it is possible that the Fund's long  positions  will decline in value at the same time that the value of the stocks  sold short  increases, thereby  increasing the potential for loss. The Fund may not always be able to close out a short  position  at a  particular  time or at an  acceptable price.  A lender may request the borrowed  securities  be returned to it on short  notice,  and the Fund may have to buy the borrowed  securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" can occur.  A short  squeeze  occurs when demand is greater than supply for the stock sold short.  A short  squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens,  the
     Fund will lose some or all of the  potential  profit from,  or even incur a loss as a result of, the short sale.

     Depending on the  arrangements  made with a broker or  custodian  regarding segregated  accounts in conjunction with short sales (which are required by law), the Fund may or may not receive any payments (including  interest) on collateral deposited with the broker or custodian.

o    Borrowing/Leverage  The use of  leverage  may make any change in the Fund's net asset value even  greater and thus result in  increased  volatility  of returns.  The  Fund's  assets  that are used as  collateral  to secure  the borrowing may decrease in value while the borrowing is  outstanding,  which may force the Fund to use its other  assets  to  increase  the  collateral.
     Leverage also creates interest expense that may lower overall Fund returns.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements;  if the Fund  predicts  incorrectly,  it could lose money - more than if it had not hedged at all. Hedging cannot eliminate  fluctuations in the  prices of  securities,  and there is no  assurance  that such  hedging strategies  will be successful.  The success of utilizing  derivatives as a hedge to a security or to gain market  exposure to a long or short position on a security  depends on the  Co-Investment  Advisers'  ability to predict movements in the market.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments - including  stocks and bonds, and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

o    "Value"  investing Value stocks may carry higher risk than other stocks, as the  determination  that a stock is undervalued is subjective and the stock price may not rise to what a Co-Investment Adviser considers full value.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

                             GAM GABELLI LONG/SHORT

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for the year  since the  Fund's inception. The table illustrates the variability of the performance from year to year and provides some  indication  of the risks of investing in the Fund.  Fund performance  shown does not reflect  Class A sales  charges,  but  includes  the reinvestment of dividends and capital gains. Performance would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                      GAM Gabelli Long/Short
                      Class A Share
                      Annual Total Returns
                      As of December 31

         03                  12.82
         04                   [  ]

Highest and Lowest Returns
Highest Performing Quarter:      [11.76% in 4th quarter of 2003]
Lowest Performing Quarter:       [-6.68% in 1st quarter of 2003]

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for 1- and 5-year and life of class for each class of the
Fund before taxes compare to those of a broad-based  securities market index. In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the other  classes of shares  will vary from the Class A  after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAM Gabelli Long/Short

1- and 5-Year and  Life-of-Class  Average  Annual  Total Return for all Relevant
Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2004

Class
   (inception date)                   1 Year     5 Year     Life-of-Class

A Shares (May 29, 2002)
   (after maximum sales charge
   of 5.50%)
Return Before Taxes                      %         N/A             %
Return After Taxes on Distributions      %         N/A             %
Return After Taxes on Distributions
   and Sale of Fund Shares*              %         N/A             %

B Shares (May 29, 2002)
   (with deferred sales charge)
   Return Before Taxes                   %         N/A            %+

C Shares (May 29, 2002)
   (with deferred sales charge)**
   Return Before Taxes                   %         N/A            %+

S&P 500 Composite Index***               %          %             %+

*    A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

**   The average  annual total  returns  presented  for the Class C Shares shown above do not reflect any front-end  sales charge.  However,  Class C Shares purchased  between May 29,  2002 and  October  13,  2003 were  subject to a maximum front-end sales charge of 1.00%.

***  The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

+    Returns of S&P Composite  Index were for the  Life-of-Class  B and C: [ ]%.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the annualized expenses for the past year, adjusted to reflect any charges that  you may pay if you buy and hold  shares  of the  Fund.  Actual  or  future expenses may be different.

GAM Gabelli Long/Short Investor Expenses
Shareholder Transaction Expenses

                                                CLASS A      CLASS B    CLASS C

Sales charges (fees paid directly from your investment)
-------------------------------------------- -------------- ---------- ---------

Maximum Sales Charge
(as a percentage of the offering price)           5.50%       5.00%       1.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)           5.50%       0.00%       0.00%

Maximum Deferred Sales Charge
(as a percentage of the original purchase
price or the amount redeemed, whichever is
less)                                             0.00%*      5.00%       1.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees/1/                                1.40%       1.40%       1.40%
Distribution (12b-1) Fees                         0.30%       1.00%       1.00%
Other Expenses                                     [ ]%        [ ]%        [ ]%
Total Fund Operating Expenses/2/                   [ ]%        [ ]%        [ ]%

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."

/1/  The Fund's annual base  management fee is 1.50% of the Fund's average daily net assets. On a monthly basis, the base fee will remain unadjusted or will be adjusted up or down  depending  upon the  investment  performance of the
     Fund compared to the investment performance of the S&P 500 Composite Index, the Fund's benchmark.  The maximum or minimum  adjustment over any 12-month period  will be  0.50%.  As a  result,  the Fund  could  pay an  annualized management  fee that ranges from 1.00% to 2.00% of the Fund's average daily net assets.

/2/  The actual  total fund  operating  expense paid by the Class A, Class B and
     Class C Shares were [ ]%, [ ]%, [ ]%, respectively.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Gabelli Long/Short

                              CLASS A        CLASS B*          CLASS C

EXAMPLE #1

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

EXAMPLE #2

--------------------------- ------------- ---------------- ----------------
For one year                    [ ]             [ ]              [ ]
For three years                 [ ]             [ ]              [ ]
For five years                  [ ]             [ ]              [ ]
For ten years                   [ ]             [ ]              [ ]

*    The Class B example  reflects  Class A expenses  for years nine  through 10 because Class B Shares  convert to Class A Shares after a maximum period of eight years.  Class B Shares may convert sooner  depending on the amount of
     Class B Shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The  Co-Investment  Advisers will apply their  investment  techniques and risk analyses in making  investment decisions for the Fund, but there is no guarantee that their decisions will produce the intended results.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover  (which  may  result  from  short  selling)  creates  higher brokerage  and  transaction  costs for the Fund,  which may reduce  its  overall performance.  In  addition,  the  realization  of  capital  gains  from  selling portfolio  securities may result in  distributions  of taxable  capital gains to shareholders,  since the Fund will normally  distribute  all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal
Revenue Code.

II.      Management of the Funds
================================================================================

INVESTMENT ADVISERS

GAM International  Management Limited ("GIML"), a corporation  organized in 1984 under the laws of the United  Kingdom,  12 St.  James's  Place,  London SW1A 1NX
England,  serves as  Investment  Adviser for each Fund,  other than GAM American
Focus  Equity.  GAM USA Inc.  ("GAM USA")  serves as  Investment  Adviser to GAM
American Focus Equity. GAM USA is a corporation organized in 1989 under the laws of the State of Delaware,  135 East 57th Street,  New York, New York 10022. GIML
co-manages  the  assets of the GAM  Gabelli  Long/Short,  along  with the Fund's
Co-Investment Adviser, GAMCO Investors,  Inc. ("GAMCO").  GAMCO is a corporation organized in 1999 under the laws of the State of New York, One Corporate Center,
Rye, New York 10580.  GAMCO provides  investment  advisory  services to high net worth  individuals,  investment  companies as a sub-adviser,  pension and profit
sharing  plans,  pooled  investment  vehicles,   charitable   organizations  and
government  entities.  GAMCO  is a  wholly-owned  subsidiary  of  Gabelli  Asset
Management  Inc., a publicly held company listed on the New York Stock Exchange, and is not  affiliated  with  either  GIML or GAM USA.  GAMCO  and  GIML  became
Co-Investment  Advisers to GAM  Gabelli  Long/Short  effective  October 9, 2002, first,  pursuant to separate Interim  Investment  Advisory  Agreements and then, pursuant to separate  Investment Advisory Agreements approved by shareholders on
February  25,  2003.  Prior to  October 9,  2002,  GAM USA served as  Investment
Adviser to GAM Gabelli Long/Short.

GAM Holding AG ("GAM AG"), a Swiss holding company,  the ultimate shareholder of
GIML  and  GAM  USA,  is  wholly  owned  by  UBS AG  ("UBS"),  a  Swiss  banking corporation.  UBS,  with  headquarters  in  Switzerland,  is an  internationally diversified  organization  with  operations  in many  aspects  of the  financial services industry. UBS was formed by the merger of Union Bank of Switzerland and
Swiss Bank  Corporation in June 1998. GIML and GAM USA are affiliated  entities, each indirectly wholly owned by GAM AG.

Effective January 1, 2005, the advisory fee payable by each of the Fund's listed below is as follows:

o    For GAM  International  Equity,  GAM European  Equity and GAM  Asia-Pacific
     Equity: (i) 1.00% per annum on average daily net assets up to and including
     $500 million; (ii) 0.90% per annum on average daily net assets greater than
     $500 million and up to and including $1 billion;  and (iii) 0.85% per annum on average daily net assets greater than $1 billion.

o    For  GAMerica:  (i) 1.00% per annum on  average  daily net assets up to and including  $250  million;  (ii) 0.90% per annum on average daily net assets greater  than $250 million and up to and  including  $1 billion;  and (iii)
     0.85% per annum on average daily net assets greater than $1 billion.

o    For GAM American  Focus  Equity:  (i) 1.00% per annum on average  daily net assets up to and including  $250  million;  (ii) 0.85% per annum on average daily net assets  greater  than $250 million and up to and  including  $750 million; and (iii) 0.75% per annum on average daily net assets greater than
     $750 million.

GIML and GAM USA, as applicable,  have voluntarily  agreed to waive a portion of its  investment  advisory fee (0.10% per annum) during the fiscal year 2005 with respect to GAM American Focus Equity,  GAM European  Equity,  GAM  International
Equity, GAM Asia-Pacific Equity and GAMerica.

For their services to GAM Gabelli Long/Short,  GAMCO and GIML receive a fee that is comprised  of two  components.  The first  component of the fee is a base fee equal to 1.50% annualized, of GAM Gabelli Long/Short's average daily net assets.
The second  component  is a  performance  adjustment  that either  increases  or decreases the base fee,  depending on how the Fund has performed relative to its benchmark,  the S&P 500 Stock Price  Composite  Index (the "S&P").  The base fee will be increased (or decreased) by a performance adjustment at the monthly rate of  1/12th  of 0.125%  for each  percentage  point  that the  Fund's  investment performance  is 3.00% better (or worse) than the  performance  of the S&P during the performance  period,  which is a rolling  12-month  period.  The performance adjustment  will be applied to the average net assets of the Fund  determined as of the close of each business day during the month and the  performance  period.
The  performance  of the Fund for the  purpose of  calculating  the  performance adjustment is the cumulative monthly  asset-weighted  performance of all classes of shares of the Fund during the  performance  period.  The maximum  performance adjustment upward or downward is 0.50% annualized.  Depending on the performance of GAM  Gabelli  Long/Short,  during  any  12-month  period,  GIML and GAMCO may receive  as much as a  combined  2.00%  or as  little  as a  combined  1.00%  in management  fees.  Prior to October 9, 2002,  GAM USA received the fee described above for managing GAM American Focus  Long/Short Fund (now known as GAM Gabelli
Long/Short  Fund).  During the 12 month period beginning on October 9, 2002, the effective date of the interim  investment  advisory  agreement for the Fund, the
Fund's  management fee was charged at the base fee of 1.50%, with no performance adjustment made. For more information about the Funds' investment advisory fees, see the Statement of Additional Information for the Funds.

The Funds' expense ratios may be higher than those of most registered investment companies.  This reflects,  in part,  the higher costs of investing  outside the
United  States.  The  advisory fee paid by each Fund is higher than that of most registered  investment  companies.  The  Funds  pay for all  expenses  of  their operations.

GIML and GAM USA may pay, out of their own resources, fees to financial services firms for selling fund shares.

INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM  INTERNATIONAL  EQUITY  Sean  Taylor,  Investment  Director,  joined  GAM as
Investment  Director in January 2004.  Prior to joining GAM, Mr. Taylor was Head of Global Equity at SG Asset  Management where he was also a member of the Asset
Allocation  Committee  and Head of the Emerging  Markets  Desk.  Mr.  Taylor was
previously a fund manager at Capel-Cure  Myers which he joined in 1994 from HSBC
James  Capel  Investment  Management.  Mr.  Taylor  joined  GAM  with  10  years experience  managing  global and emerging  market  long-only  funds and has also managed a global long/short fund. Mr. Taylor is based in London.

GAM ASIA-PACIFIC EQUITY Leslie Kaye and Michael Lai, Investment  Directors.  Ms.
Kaye is  responsible  for GAM's Japan funds and co-heads the Pacific  investment team.  She  joined  GAM in May 2001,  prior to which she was a  Japanese  equity broker  for 13 years at ING  Barings  (formerly  Baring  Securities).  Ms.  Kaye started her career with Nikko  Securities  and also spent two years on the Japan desk of Hoare Govett.  She holds a degree in Languages from Bristol  University.
Ms. Kaye is based in London.

Mr. Lai is responsible for managing Asian funds.  Before joining GAM in 1998, he was Senior Vice  President at Trust Company of the West (Asia)  responsible  for
Asian portfolios.  Prior to this, he was an investment manager at BZW Investment
Management (HK). Mr. Lai holds an MSc in Econometrics  from the London School of
Economics and is a CFA charterholder. He is based in Hong Kong.

In addition to managing  the Fund,  Ms. Kaye and Mr. Lai also manage hedge funds for  which  they  may  receive  greater  compensation  due to  performance-based incentives. GIML has procedures in place to monitor the potential conflicts that may arise from Ms. Kaye and Mr. Lai managing both the Fund and hedge funds.

GAM EUROPEAN  EQUITY John  Bennett,  Investment  Director,  is  responsible  for
European  markets.  He joined  GAM in 1993;  before  that,  he was  Senior  Fund
Manager,  Ivory & Sime,  responsible for Continental European equity portfolios.
Mr. Bennett  started  managing GAM European  Equity on January 1, 1993, and also manages the offshore fund GAM Pan European Inc. Mr.  Bennett is based in London.
Mr. Bennett  manages hedge funds for which he may receive  greater  compensation due to performance-based incentives. GIML has procedures in place to monitor the potential conflicts that may arise from Mr. Bennett managing both the Fund and a hedge fund.

GAM AMERICAN FOCUS EQUITY James A. Abate, Investment Director, joined GAM USA as
Investment  Director in January 2001.  Previously,  Mr. Abate served as Managing
Director and  Portfolio  Manager  with  responsibility  for Credit  Suisse Asset
Management's  U.S. Select Equity portfolios as well as the firm's New York based global sector funds. Mr. Abate managed assets for Credit Suisse Asset Management and its predecessor firms for five years before joining  Viewpoint  Corporation.
Prior to  joining  GAM USA,  Mr.  Abate  was the  Chief  Financial  Officer  for
Viewpoint Corporation.  Previously, he was a co-founder and Managing Director of
Vert Independent  Capital  Research,  a Wall Street equity research boutique and investment advisor, and a Manager in PricewaterhouseCooper's Valuation/Corporate
Finance  Group.  Mr. Abate  manages  other funds and accounts for GAM USA and is based in New York.  In addition to managing  the Fund,  Mr. Abate also manages a
hedge   fund   for   which  he  may   receive   greater   compensation   due  to
performance-based  incentives.  GAM USA has  procedures  in place to monitor the potential  conflicts  that may arise from Mr. Abate managing both the Fund and a hedge fund.

GAMERICA Gordon Grender, Investment Director, has been associated with GAM since
1983. He has managed North American stock funds since 1974. Mr. Grender  started managing  GAMerica on May 12, 1995, and also manages  GAMerica Inc., an offshore fund with similar investment objectives. Mr. Grender is based in London.

GAM GABELLI LONG/SHORT  Investment  decisions for the Fund are generally made by an investment  management team at GAMCO.  An investment  management team at GIML conducts  and  maintains a  continuous  review of the  portfolio of the Fund and provides  recommendations  as to  specific  purchases  and  sales  of  portfolio securities,  if any, to GAMCO. No member of either investment management team is primarily responsible for making recommendations for portfolio purchases.

DISTRIBUTOR

GAM Services Inc., 135 East 57th Street,  New York, New York 10022, an affiliate of GAM USA and GIML, serves as the distributor and principal  underwriter of the
Funds' shares.  GAM USA and GIML are indirect  wholly owned  subsidiaries of GAM
AG. GAM AG is wholly owned by UBS. GAM Services  compensates  financial services firms that sell shares of the Funds  pursuant to  agreements  with GAM Services.
Compensation  payments come from sales charges paid by  shareholders at the time of purchase (for Class A Shares),  from GAM Services' resources (for Class B and
C Shares) and from 12b-1 fees paid out of Fund  assets.  The Funds have  adopted
Distribution  Plans under Rule 12b-1 to pay for  distribution  and sale of their shares.  Under these Plans,  Class A, Class B and Class C Shares pay 12b-1 fees.
Please see "Sales Charge Schedules" on pages 55 and 56 for details.

In the case of  Class  A, B and C Share  accounts  that  are not  assigned  to a financial  services firm, GAM Services  retains the entire fee.  Should the fees collected  under the Plans exceed the expenses of GAM Services in any year,  GAM
Services would realize a profit.

GAM  Services,  or the Funds,  may also contract  with banks,  trust  companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o    Processing purchase and redemption transactions.
o    Transmitting  and  receiving  monies for the purchase and sale of shares in the Funds.
o    Answering routine inquires about the Funds.
o    Furnishing  monthly and year-end  statements and confirmations of purchases and sales of shares.
o    Transmitting periodic reports,  updated prospectuses,  proxy statements and other shareholder communications.

For these services,  each Fund pays fees that may vary depending on the services provided.  Fees will not exceed an annual  rate of 0.25% of the net daily  asset value of the shares of a Fund under the service contract.

III.     Shareholder Information
================================================================================

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy,  sell, or exchange  shares of a Fund,  you do so at the Fund's net asset value  ("NAV"),  plus any applicable  sales charge or Contingent  Deferred
Sales  Charge  ("CDSC").  NAV is  determined  by dividing  the value of a Fund's securities,  cash,  and other assets  (including  accrued  interest),  minus all liabilities  (including  accrued  expenses),  by the number of the Fund's shares outstanding.

The  Funds  calculate  their  NAVs at the  close  of  regular  trading  each day
(normally  4:00 p.m.  Eastern  Time) the New York Stock  Exchange is open.  Fund shares are offered on a continuous  basis.  When you issue an order to buy, sell or exchange  shares by 4:00 p.m.  Eastern Time on a regular  trading  day,  your order will be processed at that day's NAV plus any applicable sales charges.

Each Fund  calculates its NAV based on the current market value of its portfolio securities.  However,  the Board of Directors has adopted  procedures for making
"fair value"  determinations  if market  quotations  are not readily  available.
Specifically,  if a market value is not readily  available  for a security,  the security  will be valued at fair value as  determined in good faith or under the direction of the Board of Directors. In particular,  a Fund's foreign securities holdings will be valued at fair value in the circumstances described below.

The Funds may invest in  securities  traded on foreign  exchanges.  In  general, trading in foreign securities markets is completed at various times prior to the time that the Funds calculate their NAVs. The values of foreign  securities held by the Funds are  determined  at the last quoted sales prices  available in each security's  principal  foreign market for the purpose of calculating the NAVs of the Funds. If events that materially  affect the value of the securities held by a Fund  occur  subsequent  to the close of the  securities  market on which such securities are principally  traded,  then the affected securities will be valued at fair value as described  above.  The fair value pricing by the Funds utilizes data  furnished  by an  independent  pricing  service (and that data draws upon, among other  information,  the market values of foreign  investments).  The fair value  prices  of  portfolio  securities  generally  will  be  used  when  it is determined that the use of such prices will have a material impact on the NAV of a Fund.  Because  certain Funds own securities  that trade  primarily in foreign markets,  which may trade on days when the Funds do not price their shares,  the
NAV of a Fund may change on days when  shareholders will not be able to purchase or redeem shares of the Fund.

The Company offers class A, B and C Shares of GAM International Equity, GAMerica
and GAM  Gabelli  Long/Short.  The  Company  offers  class A and B Shares of GAM
American  Focus  Equity.  The class B Shares of these  Funds are only  available through  exchanges  with other  Funds'  class B Shares,  as described in "How to
Exchange  Shares" on page 64 and through  reinvestment of dividends for existing class B shareholders. The Company offers only class A Shares of GAM Asia-Pacific
Equity and GAM European Equity.

Effective  December 29, 2004,  the Company is no longer  accepting  purchases of shares  for class B and C Shares of GAM  Asia-Pacific  Equity  and GAM  European
Equity  and  class C Shares  of GAM  American  Focus  Equity.  The class B and C
Shares,  as applicable,  of these Funds, as of December 29, 2004, will be issued for  reinvestment of dividends for existing class B and C  shareholders,  but no purchases  or  exchanges  into the class B and C Shares of these  Funds  will be accepted.

Effective September 13, 2004,  shareholders of GAM International  Equity and GAM
Asia-Pacific  Equity  approved a proposal  providing for the  reorganization  of
Class D Shares for Class A Shares of these respective  Funds. As a result of the reorganization, neither of these Funds has any Class D Shares outstanding.

Each class involves different sales charges, features and expenses.

A, B AND C SHARE COMPARISON

-------------------- ------------------------- ------------------------ --------------------
                     Class A                   Class B                  Class C

TERMS                Offered at NAV plus a     Offered at NAV with no   Offered at NAV
                     front-end sales charge    front-end sales          without a
                                               charge, but with a       front-end sales
                                               Contingent Deferred      charge , but with
                                               Sales Charge (CDSC)      a Contingent
                                               when shares are sold     Deferred Sales
                                                                        Charge (CDSC) of
                                                                        1.00% if shares
                                                                        are sold within
                                                                        one year after
                                                                        purchase

-------------------- ------------------------- ------------------------ --------------------
AVAILABILITY         All Funds                 Only available through   GAM International
                                               exchanges of Class B     Equity, GAMerica
                                               Shares between Funds     and GAM Gabelli
                                               and reinvestment of      Long/Short
                                               dividends for current
                                               Class B shareholders.

-------------------- ------------------------- ------------------------ --------------------
ONGOING EXPENSES     Lower than Class B or C   Higher than Class A      Higher than Class A

-------------------- ------------------------- ------------------------ --------------------
APPROPRIATE          o    Who prefer a         o    Who are             o   Who want
FOR INVESTORS             single front-end          existing Class B        to invest all
                          sales charge              shareholders            money
                                                                            immediately,
                     o    With a longer                                     with no
                          investment horizon                                front-end
                                                                            sales charge
                     o    Who qualify
                          for reduced sales                             o   With a
                          charges on larger                                 shorter
                          investments                                       investment
                                                                            horizon

-------------------- ------------------------- ------------------------ --------------------
MAXIMUM              Unlimited                 $1,000,000               $1,000,000
INVESTMENT                                     Your purchase of         Your purchase of
                                               Class B Shares must be   Class C Shares
                                               for less than            must be for less
                                               $1,000,000, because if   than $1,000,000
                                               you invest $1,000,000    because if you
                                               or more, you will pay    invest $1,000,000
                                               less in fees and         or more, you will
                                               charges if you buy       pay less in fees
                                               Class A Shares.          and charges if you
                                                                        buy Class A Shares.

INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

o    Rights of Accumulation. This means that you may add the value of any shares you already own of the same class to the amount of your next  investment in that class for purposes of  calculating  the sales charge.  To determine if you qualify for a reduced sales charge, the amount of your current purchase is added to the current  value of the shares of that class that you already own.

o    Statement  of  Intention.  This means you can  declare  your  intention  to purchase  shares of the same class over a 13-month  period and  receive the same sales charge as if you had bought all the shares at once.

o    Combination  Privilege.  This means you may combine the value of any shares of more than one Fund of the same class for  purposes  of  calculating  the sales charge.  Also,  you may combine the value of any shares  purchased in your own account  with the value of any shares of the same class  purchased for your spouse or children under the age of 21.

You may need to provide  your  financial  services  firm or the Funds'  transfer agent with certain  information  about your accounts and the accounts of related parties to take  advantage of the front-end  sales charge  reductions  described above.  In certain  instances,  you may have to provide an account  statement to verify that an account  qualifies for inclusion in the  calculation of the sales charge  reduction.  You also must provide your  financial  services  firm or the
Funds' transfer agent with information  about eligible Funds' accounts held with other  broker/dealers  if you want these  accounts to be used to  calculate  the sales charge reduction.  Additional information about sales charge reductions is available in the Funds' Statement of Additional  Information or from a broker or financial intermediary through which shares of the Funds are sold.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Additional  information  concerning  sales load  reductions  is available in the
Funds' Statement of Additional  Information.  Information regarding sales charge reductions also is available free of charge at www.gam.com.

Front-end sales charges may be waived...

o    For GAM AG employees or others connected in designated ways to the firm, to its  affiliates,  or to its  registered  representatives.  Please  see  the
     Statement of Additional Information for details.

o    For large orders and purchases by eligible plans.  Please see the Statement of  Additional  Information  for details,  including a  description  of the commissions GAM may advance to dealers for these purchases.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGES (CDSCs)

Class A Shares are subject to a front-end  sales charge at the time of purchase.
However,  for certain purchases,  the initial sales charge may be waived.  Those purchases  may be  subject  to a CDSC of 1% on shares  sold  within 12 months of purchase if the Company has paid a commission  (not waived by the dealer) on the original purchase of shares.

Class B Shares  are  subject  to a CDSC on any sale of  shares  that  drops  the aggregate  value of your Class B Share account  below the  aggregate  amount you have invested during the years preceding your redemption.  Class B Shares may be converted  into Class A Shares  after eight,  six,  four,  three,  or two years, depending on the amount of Class B Shares you purchased and when.

Class C Shares  are  subject  to a CDSC on any sale of  shares  that  drops  the aggregate  value of your Class C Share account  below the  aggregate  amount you have invested during the one year preceding your redemption.

CDSCs will be waived...

o    When you sell off the profit from shares that have  increased in value over certain  periods  (12  months for Class A, up to six years for Class B, one year for Class C).

o    When  you  sell  shares  you  have  bought  by  reinvesting   dividends  or
     distributions, or that you have bought by exchanging shares of other Funds.

Note:  When the Funds  determine  whether  or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

Sales Charge Schedules

Front-End Sales Charges on Class A Shares

Class A Sales Charges
------------------------- ----------------- ----------------- -------------------
                          Sales Charge      Sales Charge      Amount Reallowed to
                          (as % of          (as % of Net      Dealers (as % of
Purchase amount           Offering Price)   Amount Invested)  Offering Price)

Less than $50,000........     5.50%             5.82%             5.00%
$50,000 to $99,999.......     4.50              4.71              4.00
$100,000 to $249,999.....     3.50              3.63              3.00
$250,000 to $499,999.....     2.50              2.56              2.00
$500,000 to $999,999.....     2.00              2.04              1.75
$1,000,000 and over /1/..     None              None              Up to 1.00/2/

/1/  A CDSC of 1% of the  shares'  purchase  price or the net asset value at the time of sale by the shareholder,  whichever is less, is charged on sales of shares  made  within  12 months of  purchase.  Class A Shares  representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 10% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.

/2/  GAM Services  pays 1.00% to the dealer for sales of greater than $1 million but less than $3  million,  0.75% for sales of at least $3 million but less than $5  million,  0.50% for sales of at least $5 million but less than $50 million,  and 0.25% for sales of $50 million or more.

Class A Shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

Contingent Deferred Sales Charges (CDSCs) on Class B and C Shares

Class B Sales Charges
------------------------- ------------------------------------------------------
                                 Percentage (based on amount of investment)
                             by which the shares' net asset value is multiplied:
                          ------------------------------------------------------
If you sell Class B               Less        $100,000    $250,000   $500,000
                                  than           to          to         to
Shares within:                  $100,000      $249,999    $499,999   $999,999

1st year since
   purchase..........              5%            3%          3%         2%
2nd year since
   purchase..........              4%            2%          2%         1%
3rd year since
   purchase..........              3%            2%          1%        None
4th year since
   purchase..........              2%            1%         None       None
5th year since
   purchase..........              2%           None        None       None
6th year since
   purchase..........              1%           None        None       None
7th year since
   purchase..........             None          None        None       None

If you are eligible for a complete  waiver of the sales charge on Class A Shares because  you are  investing  $1 million or more,  you  should  purchase  Class A
Shares, which have lower ongoing expenses.

Class B Shares are only available  through  reinvestment of dividends by current
Class B  shareholders  and through  exchanges  of Class B Shares of one Fund for
Class B Shares of another Fund, as described under "How to Exchange Shares."

Class B Shares  automatically  convert  to Class A Shares  after  the end of the sixth year,  if you  purchase  less than  $100,000,  after the end of the fourth year, if you purchase at least $100,000 but less than $250,000, after the end of the third year, if you purchase at least  $250,000 but less than  $500,000,  and after the end of the second year, if you purchase $500,000 or more but less than
$1  million.  To  qualify  for the  lower  deferred  sales  charge  and  shorter conversion  schedule,  you  must  make  the  indicated  investment  as a  single purchase.

Regardless  of the amount of the  investment,  Prior  Class B Shares (as defined below) are subject to a deferred  sales charge at the time of  redemption at the following  percentages:  (i) 5%, if shares are sold  within the first year since purchase;  (ii) 4%, if shares are sold  within the second  year since  purchase;
(iii) 3%, if shares  are sold  within the third or fourth  year since  purchase;
(iv) 2%, if shares are sold within the fifth year since purchase; and (v) 1%, if shares are sold  within the sixth year of  purchase.  Prior  Class B Shares held longer than six years are not subject to a deferred sales charge and after eight years  automatically  convert  to  Class A  Shares,  which  have  lower  ongoing expenses.

Prior Class B Shares are Class B Shares of the Funds purchased or acquired prior
to  January  30,  2002  and  exchanged   (including   exchanges  as  part  of  a
reorganization) for Class B Shares of the Funds after January 30, 2002.

Class B Shares  pay a 1%  12b-1/service  fee (of  which  0.25% is  reallowed  to dealers  beginning  in year two).  No schedule  detailing  the amount of Class B commissions  reallowed  to dealers is  included  because  the Class B Shares are closed for new investments.

Class C Sales Charges
-------------------------- ----------- -----------------
The year you sell shares   1st         2nd & after
C Shares                   1%          0%

Dealer commission:  1% (Investment must be held at least 12 months).

Class C Shares  pay a 1%  12b-1/service  fee (of  which  1.00% is  reallowed  to dealers  beginning  in year two).  No schedule  detailing  the amount of Class C commissions  reallowed  to dealers is  included  for GAM  European  Equity,  GAM
American  Focus  Equity  and GAM  Asia-Pacific  Equity as the Class C Shares are
closed for new investments, for these Funds.

CDSC WAIVERS (continued from pg. __)

o    For shares  sold from the  registered  accounts of persons who have died or become disabled within one year after death or disability.

o    For redemptions  representing minimum required distributions from an IRA or other  tax-qualified  retirement  plan  to a  shareholder  who is  over  70
     1/2years old. If a shareholder  holds other  investments in the same IRA or plan, then all investments must be distributed on a pro rata basis.

o    For sales of shares  from  Qualified  Retirement  Plans  that  offer  Funds managed by the Investment Advisers if the Plan is being fully "cashed out,"
     with all assets distributed to its participants.

o    For share sales under the Systematic  Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic  Withdrawal,  and the account  must  have a  minimum  $10,000  balance  at the  beginning  of the
     Systematic Withdrawal Plan.

o    For exchanges between same share classes of other Funds.

For detailed  rules  applicable  to CDSC  waivers,  please read the Statement of
Additional Information.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

INFORMATION ABOUT 12B-1 FEES:

o    The 12b-1  Plans  adopted  by the Fund for the Class A, Class B and Class C
     Shares  permit  the  Fund  to  pay  distribution  fees  for  the  sale  and distribution of its shares.

o    Because these fees are paid out of Fund assets on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

INFORMATION ABOUT PROCESSING FEES

Financial  services firms may charge their customers a processing or service fee in connection  with the purchase or  redemption  of fund shares.  The amount and applicability  of such a fee is  determined  and  disclosed to customers by each individual  financial  services  firm.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this  Prospectus  and  Statement of  Additional  Information.  Your
financial  services  firm will provide you with specific  information  about any processing or service fees you will be charged.  Processing  fees are charged by financial services firms and not the Funds.

HOW TO BUY SHARES

You may buy shares through your  financial  services firm, or you may buy shares directly by mail from Boston  Financial  Data  Services  ("BFDS"),  the transfer agent for the Funds.

To buy shares directly by mail,  complete the appropriate  parts of the Purchase
Application  (included  with  this  Prospectus).  Make  your  check  out  in the appropriate amount to the order of "GAM Funds, Inc."

Send the application and check (U.S. dollars) to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

You may pay for shares by wire  transfer  after you have mailed in your Purchase
Application.  To make your initial  purchase by wire  indicate the amount on the application.  Call the customer  service  line at (800)  426-4685 to verify that your  account has been  established  and to receive a reference  number for your incoming wire purchase. Wire funds to:

State Street Bank & Trust Company
ABA#  011000028
Account#  9905-634-3
Credit GAM _______________ Fund (Fund Name)
(Account Registration)
(GAM Account Number)
Reference Number

Minimum investment amounts

Initial investment                         $5,000

Subsequent investment                     $   100

Initial IRA account investment             $2,000

Subsequent IRA account investment         $   100

At their  discretion,  the Funds may waive minimum  investment  requirements for custodial  accounts,  employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act ("UGMA").

Each Fund  reserves  the right to refuse any order for the  purchase  of shares.
Shareholders will be notified of any such action as required by law.

FREQUENT/SHORT-TERM TRADING OR MARKET TIMING

The Board of  Directors  of the Funds has adopted and  implemented  policies and procedures to detect,  discourage  and prevent  short-term  or frequent  trading
(often described as "market timing") in the Funds, which are described below.

The  Funds  are not  designed  for  professional  market  timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds and can raise their  expenses.  The Funds'  principal  underwriter  reserves the right to reject or restrict any specific  purchase  and exchange  requests  with respect  to market  timers  and  reserves  the right to  determine,  in its sole discretion,  that an  individual,  group or  entity  is or has acted as a market timer.

A Fund  may be more or less  affected  by  short-term  trading  in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and  frequency of trades in Fund shares and other  factors.  Funds that invest in foreign  securities  may be at  greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the  Funds  based on events  occurring  after the close of a foreign  market  that may not be  reflected  in a  Fund's  NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in funds that hold  significant  investments  in small-cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive  proceeds (and buying  shareholders  receive  shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds  currently  use several  methods to reduce the risk of market  timing.
These  methods  include:  (i)  committing  staff  to  selectively  review  on  a continuing  basis recent trading  activity in order to identify trading activity that  may be  contrary  to this  market  timing  policy;  and (ii)  assessing  a redemption fee for short-term trading as described below.

Transactions  placed  through  the same  financial  intermediary  on an  omnibus account  basis may be deemed  part of a group for the purpose of this policy and may be  rejected  in whole or in part by a Fund.  Transactions  accepted by your financial  intermediary  and  determined by a Fund's  principal  underwriter  to constitute  market timing are not deemed accepted by a Fund and may be cancelled or revoked by the Fund.  Some  investors  own their shares in the Funds  through omnibus  accounts at a financial  institution.  In such cases, the Funds may not know the identity of individual  beneficial owners of the Funds' shares, and may not be able to charge a redemption  fee to the  individuals  actually  redeeming
Fund  shares.  However,  the Company  reviews all trading  activity on behalf of omnibus  accounts.  If any abuses are  detected,  the Company  will  contact the intermediary to determine  whether the policy of the Funds has been violated and to what degree. The Company may permanently or for a specific period of time bar any such accounts from further purchases of Fund shares.

REDEMPTION FEES

As described below, the Funds also have implemented redemption and exchange fees to discourage  frequent  trading and to help offset the expense of such trading.
These fees are in addition to any such  short-term  redemption  fees  charged by intermediaries to the shareholder.

The Funds do not  charge a  redemption  fee to GAM's  advisory  clients  where a client's  portfolio  consists of funds that are  controlled  by a GAM  portfolio manager on a  discretionary  basis.  GAM portfolio  managers are prohibited from engaging in market  timing  activities  with  respect to the Funds  unless a GAM mandated asset allocation is executed across accounts.

Each of GAM  International  Equity,  GAM  Asia-Pacific  Equity and GAM  European
Equity  imposes  a  1.00%  redemption  fee  on  shares  redeemed  (including  in connection  with an exchange)  90 days or less from their date of purchase.  The redemption fee applies to Class A Shares only.

The  redemption  fee  is  not a  sales  charge.  Neither  the  Funds'  principal underwriter,  nor Fund  management  realizes  any of these fees as revenue.  The proceeds will be paid directly to the applicable  Fund and therefore  affect its
NAV.

The Board of Directors of the Funds  approved  the  redemption  fee to limit the disruptive  effects on the  portfolio  management  of the Funds that result from
"market  timing" of Fund  shares  and to  protect  the  interests  of  long-term shareholders.  The  redemption fee is intended to offset  portfolio  transaction costs and costs  associated  with erratic  redemption  activity,  as well as the administrative  costs  associated  with  processing  redemptions.  The  Board of
Directors  also approved  resolutions  that permit GIML and GAM USA, upon proper notice to  shareholders,  to impose  redemption  fees on GAMerica,  GAM American
Focus Equity and/or GAM Gabelli  Long/Short at their  discretion,  and to impose such fee on any class of shares established in the future which have a front-end sales charge.

To the extent that the redemption  fee applies,  the price you will receive when you  redeem  your  shares  is the NAV  next  determined  after  receipt  of your
redemption   request  in  good  order,   minus  the  redemption  fee.  For  most
shareholders,  the  redemption  fee is applied  only against the portion of your redemption  proceeds that  represents  the lower of: (i) the initial cost of the shares  redeemed;  and (ii) the NAV of the shares at the time of redemption,  so that you will not pay a fee on amounts  attributable to capital  appreciation of your shares. However,  certain recordkeepers may apply the redemption fee solely on the  basis  of the  NAV of the  shares  at the  time of  redemption.  See the
Statement of Additional  Information for further details.  The redemption fee is not  assessed  on shares  acquired  through the  reinvestment  of  dividends  or distributions paid by the Funds.

For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:

     (i)  from  shares  purchased  through the  reinvestment  of  dividends  and distributions paid by the Funds; and

     (ii) from all other shares, on a first-purchased, first-redeemed basis.

Only shares  described  in clause  (ii) above that are  redeemed 90 days or less from their date of purchase will be subject to the redemption fee.

The Funds' principal  underwriter  may, at its discretion,  waive the redemption fee for the following reasons:

     (i)  Sales  of  shares  due to  the  death  or  permanent  disability  of a shareholder;

     (ii) Shares are sold or exchanged under automatic withdrawal plans; or

     (iii)Shares that are held through  certain  managed  account  programs with automatic asset allocation rebalancing features.

HOW TO SELL SHARES

You may sell  shares  on any day the New York  Stock  Exchange  is open,  either through your  financial  services  firm or directly,  through  BFDS,  the Funds'
transfer  agent.  Financial  services  firms must receive your sell order before
4:00 p.m.  Eastern  Time,  and are  responsible  for  furnishing  all  necessary documentation to the transfer agent.

The Funds  have fair  value  pricing  procedures  in place.  See  "Choosing  the
Appropriate  Share Class." By fair valuing a security  whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market  pricing of the security,  the Funds attempt to establish a price that they might reasonably  expect to receive upon the current sale of that  security.  These  procedures  are intended to help ensure that the prices at which Fund shares are  purchased  and  redeemed  are fair,  and do not result in dilution of shareholder interests or other harm to shareholders.

TO SELL SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares, account name and number,  number of shares or dollar amount to be sold,  and signed by the person(s) whose name(s) appear on the account records, to the Funds'
     transfer agent.

     Send request to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

o    You will need a signature guarantee (i) if you sell shares worth $50,000 or more, (ii) if you want the money from your sale to be paid to someone other than the registered  account holder  (usually,  this means to someone other than  yourself) or (iii) if you want the money  mailed to an address  other than the address of record  (usually some other address than your own). The use of a guarantee is common in the securities industry.  Its purpose is to authenticate  the  signature  and  capacity  of  a  person  requesting  the redemption  or transfer of  securities.  Its use is for your  protection as well as ours.  We will  accept  only  STAMP2000  New  Technology  Medallion
     Signature  Guarantee stamps from eligible guarantors - those include banks, broker/dealers,  credit unions,  national securities exchanges,  registered securities  associations,  clearing agencies and savings associations.  The guarantee  must  appear  on the same  document  as the  signature(s)  being guaranteed and as close as practicable to the endorsement.

     To  obtain  the  guarantee,  you must take your  unsigned  document  to the
     guaranteeing  institution.   Most  institutions  will  not  guarantee  your
     signature  unless you sign in their presence.  Be sure to bring the kind of
     personal   identification  with  you  that  the  guaranteeing   institution
     requires. The guaranteeing  institution must use a STAMP2000 New Technology
     Medallion  Signature Guarantee stamp. A stamp that is not in this format is
     NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable  substitute for a guarantee,  nor  can  we  accept  a  comparison  guarantee,  a  handwritten signature guarantee, or a non-Medallion guarantee stamp.

o    If you are required to provide a signature  guarantee  and live outside the
     United States,  a foreign bank acceptable to the transfer agent may provide a signature guarantee. If such signature guarantee is not acceptable to the
     Funds'  transfer  agent,  you may  experience a delay in  processing of the redemption.  You may get a signature  guarantee  from a foreign bank which, for example,  is an overseas branch of a U.S. bank,  member firm of a stock exchange or has a branch office in the United States.

o    If you sell shares as a  corporation,  agent,  fiduciary,  surviving  joint owner,  or  individual  retirement  account  holder,  you will  need  extra documentation.  Contact the Funds'  transfer agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE VIA THE TRANSFER AGENT

     To sell shares by  telephone,  you must have first  selected the  telephone redemption  privilege,  either on your  initial  Purchase  Application,  or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

     Your  account  may be closed by the Fund if,  because of  withdrawals,  its value falls below $1,000. With respect to involuntary redemptions:

o    You will be asked by the Fund to buy more  shares  within  30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your  account and send you the  proceeds.  You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o    If you draw your account below $1,000 via the  Systematic  Withdrawal  Plan
     (see  "Account  Services,"  below),  your  account  will not be  subject to involuntary redemption.

o    Involuntary  redemption  does not apply to retirement  accounts or accounts maintained by administrators in retirement plans.

o    No account will be closed if its value drops below  $1,000  because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE

If you sell  shares  of a Fund,  you may  reinvest  some or all of the  proceeds within 60 days without a sales charge. For these rules to apply:

o    You must  reinvest in the same account or a new account,  in the same class of shares.

o    If you paid a CDSC at the time of sale,  you will not be credited  with the portion of the CDSC paid from the reinvested proceeds.

o    You will not be credited with any redemption fee you paid.

o    You  will  need to  notify  the  transfer  agent if you are  invoking  this privilege.

HOW TO EXCHANGE SHARES

You may  exchange  Class A,  Class B or Class C Shares of any Fund for shares of the same  class of  another  Fund  (including  the GAM  Money  Market  Account).
Generally, you will not pay any sales charge when making exchanges of shares for which an applicable  sales charge has been paid.  Exchanges may be done by phone or by mail. The GAM Money Market Account is an open-ended  investment management company not offered  through this  Prospectus.  For a free prospectus on the GAM
Money Market Account, contact your advisor or call (800) 426-4685.

TO EXCHANGE SHARES BY PHONE VIA THE TRANSFER AGENT

Before  you try to  exchange  shares  by  telephone,  make  sure you  have  this privilege.  You must have selected it on your initial Purchase  Application.  If you don't  have this  privilege  now,  you can  still get it by  writing  to the transfer  agent at GAM  Funds,  Inc.,  c/o  BFDS,  P.O.  Box  8264,  Boston,  MA
02266-8264.

TO EXCHANGE SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares,  number of shares or dollar  amount to be  exchanged,  and signed by the  person(s)
     whose name(s) appear on the account records, to the Funds' transfer agent.

     Send request to:

         GAM Funds, Inc.
         c/o BFDS
         P.O. Box 8264
         Boston, MA  02266-8264

o    Send a new Purchase  Application,  showing the simultaneous purchase of new
     Fund shares.  You can get a new Purchase  Application by calling the Funds'
     transfer agent at (800) 426-4685.

EXCHANGES TO OR FROM THE GAM MONEY MARKET ACCOUNT

o    Shares of one Fund may be exchanged for shares of the same class of another
     GAM Fund or for shares of the GAM Money Market Account.

o    Fund shares  subject to a CDSC (i.e.,  Class B and Class C Shares)  will be subject to the same CDSC after  exchanging them for shares of the GAM Money
     Market Account. They will "age" from the original Fund purchase date.

Limits on exchanges

The exchange vehicle is not intended for short-term trading.  Excessive exchange activity may interfere with  portfolio  management and have an adverse effect on shareholders.  Each Fund  reserves the right to revise or terminate the exchange privilege,  limit the amount or number of  exchanges,  or reject  any  exchange.
Shareholders will be notified of any such action as required by law.

ACCOUNT SERVICES

You may select the following account services on your Purchase  Application,  or at any time thereafter, in writing.

o    Dividend reinvestment
     Automatic, unless you direct that your dividends be mailed to you.

o    Systematic withdrawal plan
     For  accounts  with a minimum of $10,000,  you may order a specific  dollar
     amount   sale  of  shares  at  regular   intervals   (monthly,   quarterly,
     semi-annually or annually).  The minimum is $100 per systematic  withdrawal per Fund.

o    Automatic investment plan
     You may order a  specific  dollar  amount  purchase  of  shares at  regular intervals (monthly,  quarterly,  semi-annually or annually),  with payments made  electronically  from an account you designate at a financial services institution. The minimum is $100 per automatic investment per Fund.

Voice Response Unit
You may access Fund information through our phone inquiry system. You may select from a menu of choices  that  includes  prices,  dividends  and  capital  gains, account balances and ordering duplicate statements.

Telephone  privileges.  Telephone requests may be recorded.  The Funds' transfer agent has procedures in place to verify caller identity. Proceeds from telephone sales will be mailed only to your  registered  account address or transferred by wire or via the ACH (automated  clearing house) to an account you designate when you establish this privilege.  As long as the Fund and its transfer agent follow instructions  communicated  by  telephone  that were  reasonably  believed to be genuine at the time of their receipt,  neither they nor any of their  affiliates will be liable  for any loss to the  account  holder  caused by an  unauthorized transaction.

Please contact you financial  representative for further help with your account, or contact the Funds' transfer agent.

Contact:
         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, MA  02266-8264
         (800) 426-4685

DIVIDENDS AND TAX MATTERS

So long as each  Fund  meets  the  requirements  of a  tax-qualified  registered investment company, it pays no federal income tax on the earnings it distributes to shareholders.  Each Fund intends to pay a semi-annual  dividend  representing its entire net investment  income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate  applicable to the length of time the investments  have  been held by the  Fund.  Dividends  from  other  sources  are generally taxable as ordinary income.

After a Fund makes its semi-annual  distribution,  the value of each outstanding share  will  decrease  by the  amount  of the  distribution.  If you buy  shares immediately  before the record date of the  distribution,  you will pay the full price for the shares,  then  receive some portion of the price back as a taxable dividend or capital gain distribution.

Form  1099  DIV and Tax  Notice,  mailed  to you  every  January,  details  your distributions and their Federal tax category.

Normally,  any sale or exchange of shares is a taxable event.  Depending on your purchase price and sale price,  you may have a gain or loss on the  transaction.
Please  verify  your tax  liability  with  your tax  professional.  Consult  the
Statement  of  Additional  Information  for certain  other tax  consequences  to shareholders.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description  of the Funds'  policies and  procedures  regarding the release of
portfolio  holdings   information  is  available  in  the  Funds'  Statement  of
Additional Information.

IV.      Financial Highlights
================================================================================

[To be Updated in 485(b) Filing]

                                       GAM

IMPORTANT INFORMATION ABOUT YOUR PRIVACY

GAM(R)CUSTOMER PRIVACY NOTICE

This notice  describes the privacy  policy of GAM* regarding how GAM handles and protects  personal  information  that  it  collects  about  individuals  who are prospective,  current or former  investment  advisory clients or shareholders of
GAM funds.

GAM  collects  personal  information  about you for business  purposes,  such as evaluating  your financial  needs and  background,  processing your requests and transactions, providing customer service and communicating information about our products  and  services.  Personal  information  you  provide is  obtained  from application forms,  subscription documents, and other transaction related forms, as  well  as  from  information  you  provide  on  GAM.com  or  to  GAM  service representatives  and may include your name,  address,  e-mail  address,  date of birth, occupation, citizenship, assets, income, social security number or tax ID
number,  tax  information,  bank  account  information,   financial  information
including net worth information and information regarding your transactions with us or our affiliates ("Personal Information").

GAM limits access to Personal  Information to those individuals who need to know that information in order to process  transactions and service  accounts.  These individuals are required to maintain and protect the confidentiality of Personal
Information.  GAM maintains  physical,  electronic and procedural  safeguards to protect Personal Information.

GAM may share  Personal  Information  described  above with its  affiliates  for business  purposes,  such as to  facilitate  the  servicing  of accounts  and to provide information about new products and services. GAM may also share Personal
Information  with its  affiliates,  including the parent company of the GAM, UBS
AG, and any such  affiliates  under control or common  control with the GAM, for marketing purposes.

GAM may share Personal Information  described above for business purposes with a
non-affiliated   third  party  if  the  entity  is  under  contract  to  perform transaction  processing or servicing on behalf of GAM and otherwise as permitted by law. Any such  contract  entered by GAM will include  provisions  designed to ensure that the third  party will uphold and  maintain  privacy  standards  when handling Personal  Information.  GAM may also disclose  Personal  Information to regulatory authorities as required by applicable law.

Except  as  described  in  this  privacy  policy,  GAM  will  not  use  Personal
Information  for  any  other  purpose  unless  we  describe  how  such  Personal
Information will be used, and your prior consent is obtained.

The  accuracy  of your  personal  information  is  important.  If you  have  any questions  or need to correct or update your  personal  or Account  information, please call us at 1.800.426.4685 Option 1, 2, 2.

Our Privacy  Notice may be changed from time to time.  We will notify you of any material changes by posting a message on the gam.com homepage. We recommend that you visit www.gam.com homepage periodically for updates to the privacy notice.

* GAM for the  purposes  of this  notice  refers to GAM USA Inc.  and its wholly owned  subsidiaries  including GAM Services Inc., and GAM Investments,  Inc., as well as the GAM Funds, Inc. and GAM affiliated private investment companies.

          THIS NOTICE IS FOR YOUR INFORMATION. NO RESPONSE IS REQUIRED.

More Information About the Funds
================================================================================

The Funds'  Statement  of  Additional  Information  (SAI)  gives  more  detailed information  about  the  Funds,  and is  incorporated  by  reference  into  this
Prospectus.  This  means that the SAI is  legally  considered  to be part of the
Prospectus.

Annual and  semi-annual  reports  published for the Funds describe in detail the
Funds'  performance  and the market  conditions and investment  strategies  that significantly contributed to that performance.

For copies of SAIs, annual reports or semi-annual  reports free of charge,  call the funds at the telephone number below, or...

o    Go to the Public Reference Room of the Securities and Exchange  Commission.
     Please call the SEC at (202) 942-8090 for hours of operation.

o    E-mail your request to the SEC at  publicinfo@sec.gov,  or write to them at
     the  Public  Reference  Room,  c/o  Securities  and  Exchange   Commission,
     Washington,  D.C.  20549-0102,  and ask them to send you a copy. There is a fee for this service.

o    Download documents from the SEC's Internet website at http://www.sec.gov

The Company has authorized the use of information in this  Prospectus,  and only the information in this Prospectus,  as an accurate  representation of the Funds offered in this  Prospectus.  This  Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful. To request other information about the Funds or to make shareholder inquiries, please call the number below.

                                 GAM FUNDS, INC.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (800) 426-4685 Fax: (212) 407-4684
                          Internet: http://www.gam.com

SEC Registration Number:  811-4062

GAM Funds, Inc. - Purchase Application                         [GRAPHIC OMITTED]

A      ACCOUNT APPLICATION

THE USA PATRIOT ACT

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  Federal Law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.

What this means for you:  When you open an  account,  we will ask for your name, address, date of birth and other information that will allow us to identify you.
This  information  will be  verified to ensure the  identity of all  individuals opening a mutual fund account.

--------------------------------------------------------------------------------
Bolded  fields must be completed and will be verified as required by the Patriot
Act. If bolded fields are not completed, this application will be returned.
--------------------------------------------------------------------------------
1      INVESTMENT AMOUNT (print clearly in blue or black ink)
--------------------------------------------------------------------------------

Total Dollars Invested  $              ($5,000.00 minimum initial investment and
                                       $100.00 subsequent per Fund)

The funds do not accept cash,  money orders,  starter,  counter,  or third party checks.  For assistance call  800-426-4685 from 9.00 a.m. to 6.00 p.m. EST. Make checks payable to: GAM Funds, Inc.

The investment amount will be submitted via wire.      [ ] Yes        [ ] No

If yes,  please  call  customer  service to confirm  the  account is open and to obtain a reference number prior to sending the wire.

--------------------------------------------------------------------------------
2      FUND SELECTION
--------------------------------------------------------------------------------

Fund Name and Number    Dollar Amount Invested    Fund Name and Number   Dollar Amount Invested
                        $                                                $
--------------------        ------------------    --------------------      ------------------------
                        $                                                $
--------------------        ------------------    --------------------      ------------------------
                        $                                                $
--------------------        ------------------    --------------------      ------------------------

         Please note: Funds Numbers are listed at the end of section 14

--------------------------------------------------------------------------------
3      TYPE OF ACCOUNT (section 3, 4, or 5 must be completed)
--------------------------------------------------------------------------------

[ ] INDIVIDUAL     [ ] JOINT REGISTRANT   Please check if  [ ]   or NAV account
                                          Employee

Registrant Last Name                         First Name             MI

SS#                                          Birth Date

Joint Registrant Last Name                   First Name             MI

SS#                                          Birth Date

Attach  separate list for additional  registrants  including  full name,  social security number and date of birth.  For foreign  accounts,  one of the following must be  provided:  Tax payer ID,  Alien ID, or passport  number with country of issuance.

[ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien  [ ] Alien ID or passport number

                                                                 Country of issuance

--------------------------------------------------------------------------------
4      UNIFORM GIFT OR TRANSFER TO MINORS
--------------------------------------------------------------------------------

Adult Custodian Last Name        First  Name              MI

SS#                              Birth Date

Minor Last Name                  First  Name              MI

SS#                                                   Birth Date

If SS# has been applied for, provide copy of application.
Under the                                 Uniform Gifts/Transfers to Minor Act

                (Minor's State of
                Residence)

--------------------------------------------------------------------------------
5      CORPORATION OR TRUST
--------------------------------------------------------------------------------

    [ ]   CORPORATION (A copy of the certified articles of incorporation and the business license of the corporation must be attached.)

    [ ]   TRUST (A copy of the first and last pages of the Trust  Agreement must be attached.)

    [ ]   PARTNERSHIP (A copy of the partnership agreement must be attached.)

    [ ]   OTHER

SS#                                  OR Tax ID#

If SS# or tax ID # has been applied for, provide copy of application.

Check if exempt from verification due to:

[ ] Publicly Traded  [ ]Financial Institution   [ ] Bank regulated by state  [ ] Retirement plan
                        regulated by a federal      bank regulator               covered by ERISA
                        functional regulator

Symbol

Entity Name

Trustee Last Name           First Name               MI

Birth Date                  SS#                      Date of Trust Agreement

Authorized Trader Last Name        First Name                 MI

SS#                                Birth Date

*    Attach separate list for additional Authorized Traders including full name, social security number, and date of birth.

--------------------------------------------------------------------------------
6      ADDRESS
--------------------------------------------------------------------------------
(if mailing  address is a post office box, a street  address is also required by the Patriot Act. APO and FPO  addresses  will be  accepted.)

REGISTRANT  STREET ADDRESS

Address                      City                      State               Zip

Daytime Phone

E-mail Address

Mailing Address              City                      State               Zip

JOINT REGISTRANT STREET ADDRESS  (required if different than Registrant  Address above)

Address                      City                      State               Zip

--------------------------------------------------------------------------------
7        BROKER/DEALER INFORMATION (To be completed by broker or dealer)
--------------------------------------------------------------------------------
                                      First Name                 MI
Registered Rep. Last Name

Broker/Name

Address                           City                 State             Zip

Rep #                             Phone                Broker Branch #

--------------------------------------------------------------------------------
B      OPTIONAL FEATURES
------ -------------------------------------------------------------------------

--------------------------------------------------------------------------------
8      BANK ACCOUNT OF RECORD
--------------------------------------------------------------------------------

Banking  information will be taken from your purchase check unless a blank check or deposit slip is  enclosed.  (checks  must be  preprinted;  starter or counter checks will not be accepted)

[ ] CHECKING               [ ] SAVINGS

--------------------------------------------------------------------------------
9      RIGHTS OF ACCUMULATION DISCOUNT (CLASS A SHARES ONLY)
--------------------------------------------------------------------------------
The following previously  established  accounts qualify for inclusion,  with the account established hereby, under the Rights of Accumulation Discount provisions of the Prospectus for a reduced sales charge.

Fund Number       Account Number      Fund Number          Account Number

-------------     -----------------   -----------------    ---------------------
-------------     -----------------   -----------------    ---------------------
-------------     -----------------   -----------------    ---------------------

--------------------------------------------------------------------------------
10       DIVIDEND & CAPITAL GAIN DISTRIBUTIONS

    (ALL DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IF NO BOX IS MARKED)

--------------------------------------------------------------------------------
               Reinvested       Cash

Dividends:        [ ]            [ ]
Capital Gains     [ ]            [ ]
If cash:          [ ] By check to address on the application    [ ] By ACH to the bank
                                                                    in Section 8
Invest:           [ ] Dividend       [ ] Capital Gains      [ ] Both

All distributions must be reinvested within the same class of funds.

--------------------------------------------------------------------------------
11  STATEMENT  OF INTENT  (Class A Shares  only - see terms  and  conditions  in
Prospectus)
--------------------------------------------------------------------------------

It is my intention to invest over a 13-month  period in shares of one or more of the above  funds an  aggregate  amount at least  equal to that  which is checked below:

[ ] $50,000  [ ] $100,000  [ ] $250,000   [ ] $500,000   [ ] $1,000,000 or more

Each purchase will be made at the then reduced  offering price applicable to the amount checked above, as described in the Prospectus.  By completing this Letter of  Intent  and  signing  this  application  below,  I agree  to the  terms  and conditions  of the  Letter  of  Intent  and  Escrow  Account  set  forth  in the
Prospectus. In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

Fund Number       Account Number      Fund Number          Account Number

-------------     -----------------   -----------------    ---------------------
-------------     -----------------   -----------------    ---------------------
-------------     -----------------   -----------------    ---------------------

--------------------------------------------------------------------------------
12       TELEPHONE EXCHANGE PRIVILEGE AND/OR TELEPHONE REDEMPTION PRIVILEGE
--------------------------------------------------------------------------------

Unless  indicated  below, I authorize the Transfer Agent to accept  instructions from any person to exchange or redeem shares in my  account(s) by telephone,  in accordance  with  the  procedures  and  conditions  set  forth  in  the  current
Prospectus.  I understand  that the exchange  privilege  is only  available  for exchanges within the same class of shares.

[ ] I DO NOT want the Telephone      [ ] I DO NOT want the Telephone
    Exchange Privilege                   Redemption Privilege

--------------------------------------------------------------------------------
13       AUTOMATIC INVESTMENT PLAN (OPTIONAL)
--------------------------------------------------------------------------------
Automatic Investment Plan (Optional)

By  completing  the section  below you  authorize  the Fund's  Agent to initiate
Automated  Clearing  House  ("ACH")  debits on the 25th day of each month or the next business day. Please attach a voided check. The minimum is $100 per Fund.

Fund Number           Investment Amount      Monthly        or       Quarterly

_____________         $__________________      [ ]                       [ ]

_____________         $__________________      [ ]                       [ ]

Bank Name _________________________        ABA #* ____________________

Name on Account ___________________        Account # _________________

Bank Address ______________________        ___________________________

o    The ABA # is the nine-digit  number that precedes your account number along the bottom of your check.

--------------------------------------------------------------------------------
14       SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)
--------------------------------------------------------------------------------

By  completing  the section  below you  authorize the Fund's Agent to redeem the necessary number of shares from your account in order to make periodic payments.
The minimum is $100 per Fund.

                                                   Choose One
Fund Number    Withdrawal Amount     Monthly  Quarterly  Semi-annually  Annually

____________   $_________________     [ ]        [ ]         [ ]          [ ]

____________   $_________________     [ ]        [ ]         [ ]          [ ]

[ ] Credit  designated  bank via ACH or [ ] Send  check to name and  address  of account

o    This request for  Systematic  Withdrawal  Plan must be received by the 18th day of the month in which you wish  withdrawals  to  begin.  Redemption  of shares will occur on the 25th day of the month prior to payment or the next business day.

--------------------------------------------------------------------------------
           FUND NAME                  FUND NUMBER
                            CLASS A      CLASS B*    CLASS C
GAM American Focus Equity   2304          2344         2374
GAM Gabelli Long/Short      2302          2342         2372
GAM European Equity         2305          2345         2375
GAMerica                    2308          2348         2378
GAM International Equity    2300          2340         2370
GAM Asia-Pacific Equity     2303          2343         2373
--------------------------------------------------------------------------------

*    B Share class is closed to new investors.

--------------------------------------------------------------------------------
C       INVESTOR SIGNATURE(S)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15       SIGNATURES
--------------------------------------------------------------------------------

(a)  By execution of this application, the investor represents and warrants that
     (i) he has the full  right,  power  and  authority  to make the  investment applied  for and (ii) he is a  natural  person of legal age in his state of residence and that all information on this application is true and correct.
     The  investor  certifies  that the Taxpayer  Identification  Number and tax status set forth in the  application is correct.  The person or person,  if any, signing on behalf of the investor  represent and warrant that they are duly  authorized to sign this  application and purchase or redeem shares of the fund on behalf of the investor.  Each person named in the  registration must sign below.

(b)  I have read the applicable Prospectus(es) and this application and agree to all their terms.  I also agree that any shares  purchased  now or later are and will be subject to the terms of the Fund's Prospectus as in effect from time to time.

(c)  If I am a U.S.  citizen,  resident  alien,  or a  representative  of a U.S.
     entity, I certify, under penalty of perjury, that:

     (1)  The social  security or employer  identification  number shown on this form is my correct Taxpayer Identification Number.

     (2)  I am not subject to backup withholding because:

          o    I am exempt from backup withholding OR

          o    I have not been notified that I am subject to backup  withholding as a result of a failure to report all interest or dividend OR,

          o    The Internal  Revenue Service has notified me that I am no longer subject to backup  withholding.  (Strike out this item (2) if you have been notified that you are subject to backup withholding.)

     (3)  I am a U.S. person (including Resident Alien)

(d)  If I am a nonresident  alien,  I understand  that I am required to complete the appropriate  Form W-8 to certify my foreign status.  I understand that, if I am a  nonresident  alien,  I am  not  under  penalty  of  perjury  for certifying to the above information.

The Internal  Revenue  Service does not require your consent to any provision of
this  document   other  than  the   certifications   required  to  avoid  backup
withholding.

Signature of Investor (Joint accounts require both signatures.)

Signature of Individual, Custodian or Trustee            Title              Date

Signature of Joint Registrant, if any                    Title              Date

Please return this  application in the enclosed  envelope.  If you are not using the enclosed  envelope  please mail your  application  to: GAM Funds,  Inc., c/o
Boston Financial Data Services,  P.O. Box 8264, Boston, MA 02266-8264 (66 Brooks
Drive, Braintree, MA 02184 with your check or money order payable to "GAM Funds,
Inc." To make payment by wire,  please notify Boston  Financial Data Services at
800 426-4685 or 617 483-5000 and instruct  your bank to use the  following  wire instructions:  State Street Bank & Trust Co. 25 Franklin Street Boston, MA 02101
ABA #011000028 Attn: Mutual  Funds/Control  Department DDA # 9905-634-3 Ref: GAM
Account Number and Account Registration.

Statement of Intention
If you  anticipate  investing  $100,000 or more in shares of the Funds  within a
13-month  period,  you may  obtain a  reduced  sales  load as  though  the total quantity were invested in one lump sum by filing a Statement of Intention within
90 days of the start of the purchases.  To ensure that the reduced price will be received on future  purchases,  you must inform Boston  Financial  Data Services that this Statement is in effect each time shares are purchased.

Subject to the  conditions  mentioned  below,  each purchase will be made at the public  offering price  applicable to a single  transaction of the dollar amount specified  on the  application,  as  described  in the  prospectus.  You are not committed to purchase  additional shares, but if your purchases within 13 months plus the  value of  shares  credited  toward  completion  do not  total  the sum specified, you will pay the increased amount of the sales load prescribed in the
Escrow Agreement.  Neither dividends nor capital gain distributions  invested in additional  shares will apply toward the  completion of this  Statement.  If the total  purchases  under this  Statement  are large enough to qualify for an even lower sales load than that applicable to the amount  specified in the Statement, then you must  notify  the  Transfer  Agent  and all  transactions  will then be recomputed at the expiration  date of this Statement to give effect to the lower load.  Any  difference in sales load as a result of these  additional  purchases will be  applied  to the  purchase  of  additional  shares at the lower  load if specified by you or refunded to you in cash if you so specify. This Statement is not effective until accepted by the Company.

Escrow Agreement
Out of the initial  purchase (or  subsequent  purchases if  necessary) 5% of the dollar  amount  specified on the  application  shall be held in escrow by Boston
Financial  Data  Services  in the form of shares  registered  in your name.  All dividends and capital gain  distributions on escrowed shares will be paid to you or to your order.  When the minimum  investment so specified is  completed,  the escrowed  shares will be  released.  If the  investment  is not  completed,  the
Company will redeem an  appropriate  number of the  escrowed  shares in order to realize any difference between the sales load on the amount specified and on the amount  actually  attained.  Shares  remaining after any such redemption will be released from escrow. In signing the application, you irrevocably constitute and appoint Boston Financial Data Services your attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

                                 GAM FUNDS, INC.

                              135 EAST 57TH STREET
                               NEW YORK, NY 10022
                     TEL: (212) 407-4600/FAX: (212) 407-4684

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2005

     This  Statement  of  Additional  Information  pertains to the funds  listed below,  each of which is a separate  series of common  stock of GAM Funds,  Inc.
(the "Company"),  a diversified  open-end management  investment  company.  Each series of the Company  represents  a separate  portfolio of  securities  (each a
"Fund" and collectively,  the "Funds"). The investment objective of each Fund is to seek long term capital appreciation. Each Fund seeks to achieve its objective by investing  primarily  in equity  securities  within a  particular  geographic region in accordance with its own investment policy.  There is no assurance that the Funds will achieve their objectives.

     The Funds described in this Statement of Additional Information, other than
GAM  American  Focus  Equity  and GAM  Gabelli  Long/Short,  are  managed by GAM
International  Management  Limited ("GIML").  GAM USA Inc. ("GAM USA") serves as the Investment  Adviser to GAM American Focus Equity.  GIML and GAMCO Investors,
Inc.  ("GAMCO")  serve  as  Co-Investment  Advisers  to GAM  Gabelli  Long/Short
pursuant  to  separate  Interim   Investment   Advisory   Agreements   (each,  a
"Co-Investment  Adviser" and together, the "Co-Investment  Advisers").  GAMCO is not  affiliated  with  either  GIML or GAM  USA.  GIML,  GAM USA and  GAMCO  are collectively  referred to as the "Investment  Advisers." GAM Services Inc. ("GAM
Services"),  an  affiliate  of  GAM  USA  and  GIML,  serves  as  the  principal underwriter for the Funds' securities.

     GAM  International   Equity  (formerly  GAM  International   Fund)  invests
primarily in Europe, the Asia-Pacific Region and Canada.

     GAM Asia-Pacific Equity (formerly GAM Pacific Basin Fund) invests primarily in the Asia-Pacific  Region,  including Japan, Hong Kong,  Singapore,  Malaysia,
Thailand, Vietnam, Indonesia, the Philippines, South Korea, People's Republic of
China, Taiwan, India, Australia, Pakistan and New Zealand.

     GAM European Equity (formerly GAM Europe Fund) invests primarily in Europe.

     GAM  American  Focus Equity  (formerly  GAM  American  Focus Fund)  invests primarily in the United States.

     GAMerica  (formerly  GAMerica Capital Fund) invests primarily in the United
States.

     GAM Gabelli  Long/Short  (formerly  GAM Gabelli  Long/Short  Fund)  invests primarily in the United States.

     This Statement of Additional  Information,  which should be kept for future reference,  is not a  prospectus.  It  should  be read in  conjunction  with the
Prospectus  of the Funds,  dated April 30, 2005,  which can be obtained  without cost upon request at the address indicated above.

INVESTMENTS  IN THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR GUARANTEED OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT
INSURANCE  CORPORATION,   THE  FEDERAL  RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.
INVESTMENTS IN THE FUNDS INVOLVE  INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL.

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                                TABLE OF CONTENTS
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                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

     The  investment  objective and strategies of each Fund are described in the
Prospectus  under the "Risk and  Return  Summary"  heading.  Set forth  below is additional  information with respect to the investment  objective and strategies of each Fund.

     Strategies.  Each Fund has  adopted an  investment  policy  relating to the geographic  areas  in  which it may  invest.  In the  case of GAM  International
Equity,  GAM  Asia-Pacific  Equity,  GAM European  Equity and GAM American Focus
Equity,  each Fund  intends  to invest  substantially  all of its  assets in the region dictated by its name and, under normal market circumstances,  will invest at least 80% of its net assets in equity  securities of companies or governments economically tied to the relevant  geographic area. Under normal  circumstances,
GAMerica  will  invest  at  least  80% of its  assets  in  investments  that are economically tied to the United States. GAM Gabelli Long/Short intends to invest substantially  all of its  assets  in  the  United  States,  and,  under  normal circumstances,  will invest at least 80% of its net assets in  investments  tied economically to the United States.  Each of these Funds will notify investors at least 60 days prior to any change in the  investment  policy  described  in this paragraph.

     GAM  International  Equity may invest in securities  issued by companies in any country  other than the United  States and  normally  invests in  securities issued by companies in Canada,  the United Kingdom,  Continental  Europe and the
Asia-Pacific  Region.  Under normal market conditions,  GAM International Equity invests in  securities  of companies in at least three  foreign  countries.  For temporary  defensive  purposes,  GAM  International  Equity  may  invest in debt securities  of U.S.  companies  and the U.S.  government  and its  agencies  and instrumentalities.

     GAM Asia-Pacific Equity invests primarily in securities issued by companies in the Asia-Pacific  Region,  including Japan, Hong Kong,  Singapore,  Malaysia,
Thailand,  Vietnam,  Indonesia,  the  Philippines,  South  Korea,  the  People's
Republic of China, Taiwan, India, Pakistan, Australia and New Zealand.

     GAM European Equity invests  primarily in securities issued by companies in
Europe, including the United Kingdom, Ireland, France, Germany, the Netherlands,
Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain,
Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia.

     GAM American  Focus Equity invests  primarily in  investments  economically tied to the United States.

     GAMerica invests  primarily in investments  economically tied to the United
States.

     GAM Gabelli Long/Short  invests primarily in investments  economically tied to the United States.

     A company  will be  considered  to be in or from a  particular  country for purposes of the preceding paragraphs if (i) at least 50% of the company's assets are  located in the  country or at least 50% of its total  revenues  are derived from goods or services  produced  in the  country or sales made in the  country;
(ii)  the  principal  trading  market  for the  company's  securities  is in the country; or (iii) the company is incorporated under the laws of the country.

     Each Fund will seek  investment  opportunities  in all types of  companies, including  smaller  companies in the earlier  stages of  development.  In making investment  decisions,  each  Fund will  rely on the  advice  of its  Investment
Adviser(s) and its own judgment rather than on any specific objective criteria.

     Rating of  Securities.  Each Fund may invest a  substantial  portion of its assets in debt securities  issued by companies or governments and their agencies and  instrumentalities  if it determines that the long-term capital appreciation of such debt  securities  may equal or exceed the  return on equity  securities.
Each Fund is not required to maintain  any  particular  proportion  of equity or debt securities in its portfolio.  Any dividend or interest income realized by a
Fund on its  investments  will be  incidental  to its goal of long-term  capital appreciation.  The debt  securities  (bonds  and  notes)  in which the Funds may invest  are not  required  to have any  rating.  Each  Fund may,  for  temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less)  issued by  companies  and  governments  and their  agencies  and instrumentalities and in money market instruments denominated in currency of the
United States or foreign nations.

     None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than
"investment  grade"  by a rating  service.  Debt  securities  rated  lower  than
"investment  grade," also known as "junk bonds," are those debt  securities  not rated in one of the four highest  categories by a rating  service  (e.g.,  bonds rated lower than BBB by Standard & Poor's Corporation  ("S&P") or lower than Baa
by  Moody's  Investors  Services,  Inc.  ("Moody's")).   Junk  bonds,  and  debt
securities rated in the lowest  "investment  grade"  category,  have speculative characteristics,  and changes in economic  circumstances or other  circumstances are more  likely to lead to a weakened  capacity  on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated  investment  grade bonds.  Developments  such as higher interest rates may lead to a higher  incidence of junk bond  defaults,  and the market in junk bonds may be more  volatile  and  illiquid  than that in  investment  grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the
Fund to have more than 5% of its assets  invested in debt  securities  which are not  "investment  grade." In such a case,  the Fund will not be required to sell such securities.

     United States Government Obligations. The Funds may invest in securities of the  U.S.  government,  its  agencies  and  instrumentalities.  U.S.  government securities include U.S. Treasury obligations, which include U.S. Treasury bills,
U.S.  Treasury notes and U.S. Treasury bonds, all of which are guaranteed by the full faith and credit of the U.S.  Treasury.  U.S.  government  securities  also include  obligations  issued  or  sponsored  by  U.S.  government  agencies  and instrumentalities.  Agencies  and  instrumentalities  include the  Federal  Land
Banks,  Farmers  Home  Administration,  Central Bank for  Cooperatives,  Federal
Intermediate  Credit  Banks,  Federal  Home Loan Bank,  Student  Loan  Marketing
Association (SLMA),  Federal National Mortgage Association (FNMA),  Federal Home
Loan Mortgage  Corporation (FHLMC) and Government National Mortgage  Association
(GNMA).  Obligations issued or sponsored by U.S.  government agencies are backed by:

     -    the  full  faith  and  credit  of the  U.S.  Treasury,  such  as  GNMA obligations;

     -    the issuer's right to borrow from the U.S.  Treasury,  such as Federal
          Home Loan Bank obligations;

     -    the discretionary authority of the U.S. government to purchase certain
          obligations   of   agencies   or   instrumentalities,   such  as  SLMA
          obligations; or

     -    the credit of the agency or  instrumentality  issuing the obligations, such as FNMA obligations.

     Repurchase  Agreements.  Each Fund may, for temporary  defensive  purposes, invest in repurchase agreements. In such a transaction,  at the same time a Fund purchases a security,  it agrees to resell it to the seller and is  obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon  market rate.  Such  transactions afford  an  opportunity  for  a  Fund  to  invest  temporarily  available  cash.
Repurchase  agreements may be considered loans to the seller  collateralized  by the underlying  securities.  The risk to a Fund is limited to the ability of the seller  to pay the  agreed-upon  sum on the  delivery  date;  in the  event of a default the repurchase  agreement provides that the Fund is entitled to sell the underlying  collateral.  If the  value  of the  collateral  declines  after  the agreement is entered into, however, and if the seller defaults when the value of the underlying  collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest.  The collateral is marked-to-market daily and the Investment  Advisers monitor the value of the collateral in an effort to determine  that  the  value of the  collateral  always  equals  or  exceeds  the agreed-upon sum to be paid to a Fund. If the seller were to be subject to a U.S.
bankruptcy  proceeding,  the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions in the bankruptcy law. Each
Fund  may only  enter  into  repurchase  agreements  with  domestic  or  foreign securities  dealers,  banks  and  other  financial  institutions  deemed  to  be creditworthy under guidelines approved by the Board of Directors.

     Adjustable Rate Index Notes.  The Funds may invest in adjustable rate index notes,  which are a form of promissory  note issued by brokerage  firms or other counterparties  which pay more  principal  or  interest  if the value of another security falls,  and less principal or interest if the value of another security rises. The Funds may also invest in similar types of derivatives,  the effect of which is a synthetic short position.

     Options.  Each Fund may  invest up to 5% of its net  assets in  options  on equity or debt securities or securities  indices and up to 10% of its net assets in warrants,  including options and warrants traded in over-the-counter markets.
An option on a security gives the owner the right to acquire ("call  option") or dispose of ("put option") the underlying  security at a fixed price (the "strike price") on or before a specified date in the future.  A warrant is equivalent to a call option written by the issuer of the underlying security.

     Each Fund may write  covered call options on  securities in an amount equal to not more than 100% of its net assets  and  secured  put  options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is
"covered" if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written.  A put option will be considered  "secured"
if a Fund  segregates  liquid assets having a value equal to or greater than the exercise  price of the option,  or if the Fund holds a put at the same  exercise price, for the same period and on the same securities as the put written.

     The  principal  reason for  writing  covered  call  options is to  realize, through the receipt of  premiums,  a greater  return than would be realized on a
Fund's  portfolio  securities  alone.  In return for a premium,  the writer of a covered call option  forfeits the right to any  appreciation in the value of the underlying  security above the strike price for the life of the option (or until a closing purchase transaction can be effected).  Nevertheless,  the call writer retains  the  risk  of a  decline  in  the  price  of the  underlying  security.
Similarly,  the principal  reason for writing  secured put options is to realize income in the form of premiums.  The writer of a secured put option  accepts the risk of a decline in the price of the underlying  security. A Fund may invest up to 5% of its net assets in options on  securities or indices  including  options traded in over-the-counter markets.

     Although each Fund  generally will purchase or write only those options for which it  believes  there is an  active  secondary  market  so as to  facilitate closing transactions,  there is no assurance that sufficient trading interest to create a liquid  secondary  market on a securities  exchange  will exist for any particular  option  or at any  particular  time,  and for some  options  no such secondary  market may exist. A liquid secondary market in an option may cease to exist for a variety of  reasons.  In such  event,  it might not be  possible  to effect closing  transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market,  it will not be able to sell the  underlying  security  until the option expires or it delivers the underlying security upon exercise.

     The success of each Fund's options  trading  activities  will depend on the ability of the Investment  Advisers to predict  correctly  future changes in the prices of securities.  Purchase or sale of options to hedge each Fund's existing securities  positions  is also  subject to the risk that the value of the option purchased  or sold may not move in  perfect  correlation  with the  price of the underlying  security.  The greater  leverage in options and futures  trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

     Stock Index  Futures and  Options.  Each Fund may  purchase  and sell stock index futures  contracts,  and purchase,  sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index  fluctuates with changes in the market value of the stocks included in the index.  An option on a  securities  index gives the holder the right to receive, upon  exercise  of the  option,  an amount of cash if the  closing  level of the securities  index upon which the option is based is greater than, in the case of a call option,  or less than,  in the case of a put option,  the strike price of the option.  Some stock index options are based on a broad market index, such as the NYSE Composite  Index,  or a narrower  market index,  such as the Standard &
Poor's  100.  In the case of a stock  index  future,  the seller of the  futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount  multiplied by the difference  between the value of a specific  stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical  delivery of the  underlying  stocks  in the  index  is  made.  If the  assets  of a Fund are substantially  invested  in equity  securities,  the Fund  might  sell a futures contract  based on a stock index which is expected to reflect  changes in prices of stocks in the Fund's  portfolio in order to hedge against a possible  general decline in market  prices.  A Fund may similarly  purchase a stock index futures contract to hedge against a possible  increase in the price of stocks before the
Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

     The  effectiveness  of  trading in stock  index  futures  and  options as a hedging  technique  will depend upon the extent to which  price  movements  in a
Fund's  portfolio  correlate with price  movements of the stock index  selected.
Because the value of an index  future or option  depends  upon  movements in the level of the index rather than the price of a particular  stock,  whether a Fund will realize a gain or loss from the purchase,  sale or writing of a stock index future or option  depends  upon  movements  in the level of stock  prices in the stock market  generally,  or in the case of certain  indices,  in an industry or market segment, rather than movements in the price of a particular stock.

     Successful  use of stock index  futures by the Funds also is subject to the ability  of  the  Investment  Adviser  to  correctly  predict  movements  in the direction  of  the  market.  For  example,  if a Fund  has  hedged  against  the possibility of a decline in the market  adversely  affecting  stocks held in its portfolio and stock prices increase  instead,  the Fund will lose part or all of the benefit of the increased  value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

     Each Fund may purchase and sell commodity futures contracts,  and purchase, sell or write options on futures  contracts,  for bona fide hedging  purposes or otherwise in accordance with applicable  rules of the Commodity  Futures Trading
Commission  (the "CFTC").  CFTC rules permit an entity such as a Fund to acquire commodity  futures and  options as part of its  portfolio  management  strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair  market  value  of the  assets  of the  Fund,  after  taking  into  account unrealized  profits and unrealized losses on such contracts it has entered into.
In the case of an option that is  in-the-money  at the time of purchase  (option contract on a stock whose current  market price is above the striking price of a call  option or below the  striking  price of a put  option),  the  in-the-money amount may be excluded in calculating the 5%.

     When a Fund enters into a futures contract or writes an option on a futures contract,  it will instruct its custodian to segregate cash or liquid securities having a market value which,  when added to the margin deposited with the broker or futures commission merchant,  will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the  Fund,  or the  market  value  (marked-to-market  daily)  of  the  commodity underlying a short  position in a futures  contract or a call option  written by the Fund, or the Fund will otherwise cover the transaction.

     Interest  Rate  Futures  and  Options.  Each  Fund may  hedge  against  the possibility of an increase or decrease in interest rates adversely affecting the value of  securities  held in its  portfolio by  purchasing or selling a futures contract on a specific debt security whose price is expected to reflect  changes in interest rates.  However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased  value of the  securities  which it has  hedged  because  it will have offsetting losses in its futures  position.  A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may  purchase  put  options on  interest  rate  futures  contracts  to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options  on  interest  rate  futures  contracts  as  part  of  closing  purchase transactions to terminate its options positions.  No assurance can be given that such closing  transactions  can be effected or that there will be a  correlation between  price  movements  in the  options on  interest  rate  futures and price movements in the  portfolio  securities of the Fund which are the subject of the hedge.  In  addition,  a Fund's  purchase  of such  options  will be based  upon predictions  as to  anticipated  interest  rate trends,  which could prove to be inaccurate.  The  potential  loss  related  to the  purchase  of an option on an interest rate futures contracts is limited to the premium paid for the option.

     Although each Fund intends to purchase or sell commodity  futures contracts only if there is an active  market for each such  contract,  no assurance can be given that a liquid market will exist for the contracts at any particular  time.
Many  futures  exchanges  and boards of trade  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract,  no trades may be made that day at a price beyond that limit.  Futures  contract  prices could move to the daily limit for several  consecutive  trading days with little or no trading,  thereby preventing  prompt  liquidation of futures positions and subjecting some futures traders to substantial  losses.  In such event and in the event of adverse price movements,  a Fund would be  required to make daily cash  payments of  variation margin.  In such  circumstances,  an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures  contract.  However,  no  assurance  can be given  that the price of the securities  being hedged will  correlate  with the price  movements in a futures contract and thus provide an offset to losses on the futures contract.

     Foreign Currency Transactions. Since investments in foreign securities will usually  involve  currencies  of  foreign  countries,  and  since  each Fund may temporarily  hold  funds  in  foreign  or  domestic  bank  deposits  in  foreign currencies during the completion of investment programs, the value of the assets of  each  Fund  as  measured  in  U.S.  dollars  may be  affected  favorably  or unfavorably by changes in foreign  currency  exchange rates and exchange control regulations,  and the Funds  may  incur  costs in  connection  with  conversions between various  currencies.  The Funds may enter into foreign currency exchange transactions  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign  currencies.  A forward  foreign  exchange  contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank  market  conducted  directly  between  currency  traders
(usually  large  commercial  banks)  and their  customers.  A  forward  contract generally has no deposit  requirement and is consummated  without payment of any commission.

     Each Fund may enter into forward foreign exchange contracts for speculative purposes  and under  the  following  circumstances:  when a Fund  enters  into a contract  for the  purchase  or  sale of a  security  denominated  in a  foreign currency,  or when a Fund  anticipates  the  receipt  in a foreign  currency  of dividends or interest  payments on such a security which it purchases or already holds,  it may desire to "lock in" the U.S.  dollar price of the security or the
U.S. dollar equivalent of such dividend or interest payment, as the case may be.
By entering into a forward contract for the purchase or sale, for a fixed amount of  dollars,  of the  amount of  foreign  currency  involved  in the  underlying security  transactions,  the  Fund  will be able to  protect  itself  against  a possible loss resulting from an adverse change in the  relationship  between the
U.S. dollar and the subject foreign  currency during the period between the date the security is purchased or sold, or on which the dividend or interest  payment is declared, and the date on which payment is made or received.

     If it is believed  that the  currency of a particular  foreign  country may suffer a substantial decline against the U.S. dollar or another currency, a Fund may enter into a forward  contract to sell,  for a fixed amount of dollars,  the amount of foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated in such foreign currency. The precise matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible  since the future value of such  securities in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it matures.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Each Fund will place cash or liquid securities in a separate custody  account of the Fund with the Company's  custodian in an amount equal to the value of the Fund's total assets  committed to the consummation of the hedge contracts or otherwise  cover such  transactions.  The securities  placed in the separate account will be marked-to-market  daily. If the value of the securities placed in the separate account  declines,  additional cash or liquid  securities will be placed in the  account on a daily basis so that the value of the account will equal the amount of the Fund's  uncovered  commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity  of the  underlying  contract.  There  is no  assurance  that  such  an
"offsetting" contract will always be available to a Fund.

     It is impossible to forecast with absolute  precision what the market value of portfolio securities will be at the expiration of a related forward contract.
Accordingly,  it may be  necessary  for a Fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of a  security  being  sold is less  than the  amount  of  foreign currency the Fund is obligated  to deliver.  Conversely,  a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign  currency the Fund is obligated to deliver.

     A Fund is not  required to enter into hedging  transactions  with regard to its foreign  currency-denominated  securities  and will not do so unless  deemed appropriate by the Investment Advisers.  Hedging the value of a Fund's portfolio securities  against a  decline  in the value of a  currency  does not  eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to  minimize  the risk of loss due to a decline  in the value of the hedged currency,  at the same time,  they tend to limit any potential  gain which might result should the value of such currency increase.

     The Funds may purchase or sell  options to buy or sell  foreign  currencies and options on foreign currency futures,  or write such options, as a substitute for  entering  into forward  foreign  exchange  contracts  in the  circumstances described above. For example,  in order to hedge against the decline in value of portfolio  securities  denominated in a specific  foreign  currency,  a Fund may purchase  an option to sell,  for a specified  amount of dollars,  the amount of foreign  currency  represented by such portfolio  securities.  In such case, the
Fund will pay a "premium" to acquire the option,  as well as the agreed exercise price if it exercises the option.  Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their foreign currency holdings into U.S. dollars on any regular basis. A Fund may so convert from time to time, and thereby incur certain currency conversion charges. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference  (the "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Lending Portfolio  Securities.  Each Fund may lend its portfolio securities to brokers,  dealers and financial  institutions  considered  creditworthy  when secured by collateral maintained on a daily  marked-to-market basis in an amount equal to at least  100% of the market  value,  determined  daily,  of the loaned securities.  A Fund may at any time call the loan and  obtain  the return of the securities  loaned.  No such loan will be made which would  cause the  aggregate market value of all securities  lent by a Fund to exceed 15% of the value of the
Fund's  total  assets.  The Fund will  continue  to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral  received under these loans will be invested in short-term money market instruments.

     Warrants.  Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until  expiration of the warrant.  Such  investments can provide a greater potential  for profit or loss than an equivalent  investment  in the  underlying security.  Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value,  in warrants  (other than those that have been acquired in units or  attached to other  securities),  including  warrants  not listed on
American or foreign  stock  exchanges.  Prices of warrants do not move in tandem with the prices of the underlying securities,  and are speculative  investments.
They pay no dividends  and confer no rights other than a purchase  option.  If a warrant is not  exercised  by the date of its  expiration,  a Fund will lose its entire investment in such warrant.

     Borrowing.  Each  Fund  may  borrow  from  banks  for  temporary  emergency purposes,  and GAM  Gabelli  Long/Short  may borrow  from  banks for  investment purposes,  as well as for temporary emergency purposes.  Each Fund will maintain continuous  asset coverage  (that is, total assets  including  borrowings,  less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300%
asset  coverage  should  decline  as a result  of market  fluctuations  or other reasons,  a Fund may be required to sell some of its portfolio  holdings  within three days to reduce the debt and restore the 300% asset  coverage,  even though it may be  disadvantageous  from an  investment  standpoint  to  sell  portfolio holdings at the time.

     Borrowing  money,  also  known as  leveraging,  will  cause a Fund to incur interest  charges,  and may increase the effect of  fluctuations in the value of the investments of the Fund on the net asset value of its shares.  A Fund (other than  GAM  Gabelli  Long/Short)  will not  purchase  additional  securities  for investment while there are bank borrowings outstanding representing more than 5%
of the total assets of the Fund.

     Short-Selling.  GAM  International  Equity,  GAM  European  Equity  and GAM
Gabelli  Long/Short may from time to time engage in short selling of securities, including  shares of  exchange  traded  funds.  Short  selling is an  investment technique  wherein  the Fund sells a  security  it does not own  anticipating  a decline in the market value of the security.  To complete the  transaction,  the
Fund must  borrow  the  security  to make  delivery  to the  buyer.  The Fund is obligated to replace the security  borrowed by purchasing it subsequently at the market price at the time of  replacement.  The price at such time may be more or less than the  price at which the  security  was sold by the Fund,  which  would result in a loss or gain.  Until the security is replaced,  the Fund is required to pay to the lender  amounts  equal to any  dividends or interest  which accrue during the  period of the loan.  To borrow  the  security,  the Fund also may be required to pay a premium,  which would  increase the cost of the security sold.
The  proceeds of the short sale will be  retained  by the broker,  to the extent necessary to meet margin  requirements,  until the short position is closed out.
The Fund will  incur a loss as a result  of the  short  sale if the price of the security  increases between the date of the short sale and the date on which the
Fund  replaces  the  borrowed  security.  The Fund  will  realize  a gain if the security  declines in price between those dates.  This result is the opposite of what one would  expect  from a purchase of a long  position  in a security.  The amount of any gain will be decreased,  and the amount of any loss increased,  by the amount of any premium or amounts in lieu of  dividends  or interest the Fund may be required to pay in connection with a short sale.

     Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed  security will decline,  the Fund will have to replace the securities  sold short with  securities with a greater value than the amount received from the sale.  As a result,  losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

     GAM International  Equity,  GAM European Equity and GAM Gabelli  Long/Short
may also make short sales "against the box." A short sale "against the box" is a transaction  in which the Fund enters into a short sale of a security  which the
Fund  owns.  The  proceeds  of the  short  sale are held by a broker  until  the settlement  date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

     Until the Fund  replaces a borrowed  security  in  connection  with a short sale, the Fund will: (a) maintain daily a segregated  account,  containing cash,
U.S. government  securities,  or certain liquid assets, at such a level that (i)
the amount deposited in the account plus the amount deposited with the broker as collateral  will equal the current value of the security sold short and (ii) the amount  deposited in the segregated  account plus the amount  deposited with the broker as  collateral  will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.  The Fund anticipates  that the  frequency  of short sales will vary  substantially  under different market  conditions,  and it does not intend that any specified portion of its assets as a matter of  practice  will be in short  sales.  As a matter of policy,  the Board of Directors has determined  that securities will not be sold short if, after  effect is given to any such short sale,  the total market value of all  securities  sold short  would  exceed 20% of the value of the Fund's net assets, with respect to GAM International Equity and GAM European Equity, or 50%
of the value of the Fund's net assets, with respect to GAM Gabelli Long/Short.

     Restricted  Securities.  The Funds  may  purchase  securities  that are not registered for sale to the general public in the United States, but which can be resold to  institutional  investors in the United States,  including  securities offered  pursuant  to Rule 144A  adopted  by the U.S.  Securities  and  Exchange
Commission  ("SEC").  If a  dealer  or  institutional  trading  market  in  such securities exists,  either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds'
investment  restrictions.  The Board of Directors will  establish  standards for determining  whether or not 144A  securities  are  liquid  based on the level of trading activity,  availability of reliable price information and other relevant
considerations.   The  Funds  may  also  purchase  privately  placed  restricted securities for which no  institutional  market exists.  The absence of a trading market  may  adversely  affect the  ability  of the Funds to sell such  illiquid securities  promptly  and at an  acceptable  price,  and may  also  make it more difficult to ascertain a market value for illiquid securities held by the Funds.

     Future  Developments.  The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments that are  developed  in the future,  to the extent such  opportunities  are both consistent  with each Fund's  investment  objective  and permitted by applicable regulations.  The Funds' Prospectus and Statement of Additional Information will be  amended  or  supplemented,  if  appropriate  in  connection  with  any  such practices.

     Fundamental  Investment   Restrictions.   Each  Fund  has  adopted  certain
investment  restrictions that cannot be changed without approval by holders of a majority of its outstanding  voting shares. As defined in the Investment Company
Act of 1940, as amended (the "Act"), this means the lesser of (i) 67% or more of the  shares of the Fund at a  meeting  where  more  than 50% of the  outstanding shares  are  present  in  person  or by  proxy  or  (ii)  more  than  50% of the outstanding shares of the Fund.

     In accordance with these restrictions, each Fund may not:

     (1) With  respect to 75% of its total  assets,  invest  more than 5% of its total assets in any one issuer (other than the U.S. government, its agencies and instrumentalities)  or purchase more than 10% of the voting securities,  or more than 10% of any class of securities,  of any one issuer. (For this purpose,  all outstanding  debt  securities of an issuer are considered as one class,  and all preferred stocks of an issuer are considered as one class).

     (2) Invest for the purpose of  exercising  control or management of another company.

     (3) Invest in real estate  (including  real estate  limited  partnerships), although a Fund may invest in  marketable  securities  that are  secured by real estate and securities of companies that invest or deal in real estate.

     (4)  Concentrate  more than 25% of the value of its total assets in any one industry  (including  securities  of  non-U.S.  governments),  except  that  GAM
Asia-Pacific  Equity  will  concentrate  more than 25% of the value of its total assets in the finance  sector,  as such sector is defined in the Morgan  Stanley
Capital  International  ("MSCI")  Indices.  See "Policy of Concentration for GAM
Asia-Pacific Equity" below. The finance sector is defined by the MSCI to include the following  industries:  banking;  financial  services;  insurance;  and real estate.

     (5) Make loans,  except that this  restriction  shall not  prohibit (i) the purchase of publicly  distributed  debt  securities in accordance  with a Fund's investment  objectives and policies,  (ii) the lending of portfolio  securities, and (iii) entering into repurchase agreements.

     (6) Borrow money,  except from banks for temporary  emergency purposes (for all Funds other than GAM Gabelli  Long/Short)  and, in no event, in excess of 33
1/3% of its total assets at value or cost,  whichever is less;  or (with respect to all Funds)  pledge or mortgage  its assets or transfer or assign or otherwise encumber  them in an  amount  exceeding  the  amount  of the  borrowing  secured thereby. In the case of GAM Gabelli  Long/Short,  the Fund may not borrow money, except from banks, and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less.

     (7) Underwrite securities issued by others except to the extent the Company may be deemed  to be an  underwriter,  under the  Federal  securities  laws,  in connection with the disposition of its portfolio securities.

     (8)  Purchase  securities  of other  investment  companies,  except  (i) in connection with a merger, consolidation, reorganization or acquisition of assets or (ii) a Fund may purchase securities of closed-end  investment companies up to
(a) 3% of the outstanding  voting stock of any one investment company (including for this purpose investments by any other series of the Company),  (b) 5% of the total assets of the Fund with respect to any one investment  company and (c) 10%
of the total assets of the Fund in the aggregate. Notwithstanding the foregoing,
GAM  Gabelli  Long/Short  shall  not  purchase  securities  of other  investment companies, except (x) in connection with a merger, consolidation, reorganization or acquisition of assets and (y) such Fund may purchase securities of investment companies up to (i) 3% of the  outstanding  voting  stock of any one  investment company  (including  for this  purpose  investments  by any other  series of the
Company),  (ii) 5% of the total  assets of such  Fund  with  respect  to any one investment  company  and  (iii)  10% of the  total  assets  of the  Fund  in the aggregate.

     (9)  Participate  on a joint or a joint and  several  basis in any  trading account in securities.

     (10) Issue  senior  securities  (as defined in the Act),  other than as set forth in paragraph 6.

     (11) Invest in commodities or commodity futures contracts, except that each
Fund may enter into forward foreign  exchange  contracts and may invest up to 5%
of its net assets in initial margin or premiums for futures contracts or options on futures contracts.

     For purposes of  restriction  (6), a Fund may borrow money in an amount not exceeding 33 1/3% of the value of the Fund's total assets  (including the amount borrowed).

     Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment  restrictions,  which are  deemed  non-fundamental,  which  cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

     (1) Make short sales of  securities on margin,  except for such  short-term credits as are  necessary for the clearance of  transactions.  This  restriction does not apply to GAM International  Equity, GAM European Equity and GAM Gabelli
Long/Short. See "Short-Selling" above for a further discussion.  (Management may recommend to the Board of Directors  removal of this  restriction  for the other
Funds).

     (2) Invest more than 15% of the Fund's net assets in securities that cannot be readily resold to the public because there are no market  quotations  readily available  because of legal or contractual  restrictions or because there are no market quotations readily available or in other "illiquid securities" (including non-negotiable  deposits with banks and  repurchase  agreements of a duration of more than seven days).

     If a percentage  restriction  (other than the  restriction on borrowing) is adhered to at the time of investment,  a subsequent  increase or decrease in the percentage  beyond the specified  limit  resulting from a change in value or net assets will not be  considered a violation.  Whenever any  investment  policy or investment  restriction  states a maximum percentage of a Fund's assets that may be invested in any security or other property,  it is intended that such maximum percentage  limitation  be determined  immediately  after and as a result of the acquisition of such security or property.

     Risk  Considerations.   Investments  in  the  Funds  are  not  deposits  or
obligations of, or guaranteed or endorsed by, any bank,  including UBS AG or any of its  affiliates  and are not insured or  guaranteed  by the  Federal  Deposit
Insurance  Corporation,  the  Federal  Reserve  Board,  or any other  government agency.  Investments  in the  Funds  involve  investment  risks,  including  the possible loss of principal.

     Investors  should  carefully  consider the risks involved in investments in securities of companies and  governments  of foreign  nations,  which add to the usual risks  inherent in domestic  investments.  Such special  risks include the lower  level of  government  supervision  and  regulation  of  stock  exchanges, broker-dealers  and listed  companies,  fluctuations in foreign  exchange rates, future  political  and economic  developments,  and the possible  imposition  of exchange  controls  or  other  foreign  governmental  laws or  restrictions.  In addition,  securities  prices in  foreign  countries  are  generally  subject to different  economic,  financial,  political  and social  factors  than prices of securities of U.S. issuers.

     The Company  anticipates  that the portfolio  securities of foreign issuers held by each Fund  generally  will not be  registered  with the SEC nor will the issuers  thereof be subject to the  reporting  requirements  of such agency.  In addition,  the governments  under which these companies are organized may impose less government supervision than is required in the United States.  Accordingly, there may be less  publicly  available  information  concerning  certain  of the issuers  of  securities  held by the Funds  than is  available  concerning  U.S.
securities. In addition,  foreign companies are not generally subject to uniform accounting,  auditing and  financial  reporting  standards  or to practices  and requirements comparable to those applicable to U.S. companies.

     It is contemplated that the Funds' foreign portfolio  securities  generally will be purchased on stock exchanges or in  over-the-counter  markets located in the  countries  in which the  principal  offices of the  issuers of the  various securities  are located,  if that is the best  available  market.  Foreign stock exchanges  generally  have  substantially  less  volume  than the New York Stock
Exchange and may be subject to less  government  supervision and regulation than those in the United States. Accordingly,  securities of foreign companies may be less liquid and more volatile than  securities  of  comparable  U.S.  companies.
Similarly, volume and liquidity in most foreign bond markets is less than in the
United States and, at times,  price volatility can be greater than in the United
States.

     The Funds may also  invest in  American  Depositary  Receipts  ("ADRs")  or
European  Depositary  Receipts  ("EDRs")  representing   securities  of  foreign
companies,  including both sponsored and unsponsored ADRs.  Unsponsored ADRs may be created without the  participation  of the foreign  issuer.  Holders of these
ADRs generally bear all the cost of the ADR facility,  whereas  foreign  issuers typically  bear  certain  costs in a sponsored  ADR.  The bank or trust  company depository  of an  unsponsored  ADR may be under  no  obligation  to  distribute shareholder  communications  received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs,  especially  unsponsored ADRs, may be  substantially  more  limited  and  less  liquid  than  the  markets  for the underlying securities.

     Foreign  broker-dealers also may be subject to less government  supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their  portfolio  transactions,  fixed  commissions for transactions  on certain  foreign stock  exchanges may be higher than negotiated commissions available on U.S. exchanges.

     With respect to certain  foreign  countries,  there is the  possibility  of adverse changes in investment or exchange control regulations,  expropriation or confiscatory  taxation,  and limitations on the transfer or exchange of funds or other assets of the Funds.  The Funds' ability and decisions to purchase or sell portfolio  securities  may be  affected by laws or  regulations  relating to the convertibility  and  repatriation  of assets.  There is also the risk in certain foreign countries of political or social instability, or diplomatic developments that could affect U.S.  investments as well as the prices of securities in those countries.  Moreover,  individual  foreign  economies  may differ  favorably  or unfavorably  from the U.S.  economy in such respects as growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payment position.

     Because  the shares of the Funds are  redeemable  on a daily  basis in U.S.
dollars,  each Fund  intends to manage its  portfolio  so as to give  reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated  redemptions.  The Funds do not believe that this consideration will have any significant  effects on their portfolio  strategies  under present conditions.

     Policy of Concentration for GAM Asia-Pacific Equity. Since GAM Asia-Pacific
Equity has a fundamental  policy to concentrate its investments in the financial services sector,  it may be subject to greater share price  fluctuations  than a non-concentrated  fund.  There is a risk that the  Fund's  concentration  in the securities  of financial  services  companies  will expose the Fund to the price movements  of companies  in one  industry  more than a more broadly  diversified mutual fund.  Because GAM Asia-Pacific  Equity invests  primarily in one sector, there is the risk that the Fund will  perform  poorly  during a downturn in that
sector.   Also,   businesses  in  the  finance   sector  may  be  affected  more
significantly by changes in government policies and regulation,  interest rates, currency exchange rates, and other factors affecting the financial markets.  The finance  sector is  defined  by the MSCI to include  the  following  industries:
banking; financial services; insurance and real estate.

     Portfolio  Turnover.  Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases  of  portfolio  securities  for the fiscal year  (exclusive  of purchases or sales of all  securities  whose  maturities or expiration  dates  at the  time of  acquisition  were  one  year or less) by the monthly average value of the securities in a Fund's  portfolio during the fiscal year. A portfolio  turnover  rate in excess of 100% is  considered to be high. A high portfolio  turnover rate may result in higher  short-term  capital gains to shareholders  for tax purposes and  increased  brokerage  commissions  and other transaction costs borne by the Fund.

--------------------------------------------------------------------------------
                        DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     The Board of Directors has adopted  policies and  procedures  regarding the disclosure of portfolio  holdings  information  to protect the interests of Fund shareholders  and to address  potential  conflicts of interest  that could arise between the interests of Fund  shareholders  and the interests of the Investment
Advisers, principal underwriter or affiliated persons of the Investment Advisers or  principal  underwriter.  Pursuant  to this  policy,  only the  Funds' top 10 holdings are disclosed in marketing and other material.  For certain Funds,  the disclosure  is limited to fewer than 10 holdings.  Any  requests for  departures from this policy from clients,  or from other third  parties,  must be passed to
Compliance.  In certain  jurisdictions it is prohibited by law to make available to some  shareholders  the  Funds'  underlying  portfolio  positions  unless all shareholders  receive  the  same  information.  Providing  such  information  to selected  recipients  could  assist a person or entity  in late  trading  of the
Funds' shares or allow them to engage in other  detrimental  trading  techniques such as front running or short selling of the portfolio securities in the Funds.

     There are general, and other limited exceptions to this prohibition,  which includes providing portfolio holding information to third party rating services, such as Lipper or Morningstar,  pursuant to written confidentiality  agreements.
However,  unless there is a valid  exception  approved by Compliance  and proper undertakings are obtained with respect to  confidentiality  and limited scope of use of the  information,  portfolio  disclosure  to selected  recipients  is not permitted under the policy.

     The  Investment  Advisers'  compliance  staff conduct  periodic  reviews of compliance  with the policy and, as  appropriate,  the Funds'  Chief  Compliance
Officer will report to the Board of  Directors  regarding  the  operation of the policy,  any  material  changes  recommended  as a result of such review and any material  exceptions  that have been  granted  under the  policy,  including  an explanation  of the legitimate  business  purpose that was served as a result of any such exception.

     The Funds also disclose their complete  portfolio holdings quarterly to the
SEC using  Form N-Q  within 60 days of the first and third  quarter  ends of the
Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter  ends of the Funds' fiscal year.  Form N-Q is not required to be mailed to  shareholders, but is made public through SEC electronic filings.  Shareholders  receive either complete portfolio holdings  information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE COMPANY
--------------------------------------------------------------------------------

     The business of the Funds is supervised by the Board of Directors,  who may exercise all powers not required by statute,  the Articles of Incorporation,  or the By-laws to be exercised by the shareholders.  When appropriate, the Board of
Directors will consider separately matters relating to each Fund or to any class of shares of a Fund.  The Board of Directors  elects the officers of the Company and  retains  various  companies  to carry out Fund  operations,  including  the investment advisors, custodian, administrator and transfer agent.

     Certain  biographical  information for each  Independent  Director and each
Interested Director of the Company is set forth in the tables below, including a description of each Director's  experience as a Director of the Company and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Independent Directors

------------------- -------- --------- ---------------------------------------- ----------- -----------------
                              Term of                                           Number of
                             Office/1/                                          Portfolios
                               and                                              within the      Other
                              Length                                             GAM Fund   Directorships of
Name, Address                   of                                              Complex/2/  Public Companies
  and Age           Position  Service  Principal Occupation During Past 5 Years  Overseen        Held
------------------- -------- --------- ---------------------------------------- ----------- -----------------
George W. Landau    Director   Since   Senior Advisor, Latin America, The           10      Director, Credit
2601 South                     1994    Coca-Cola Company, Atlanta, GA, 1988 to  portfolios  Suisse Asset
Bayshore Drive                         present. President, Council of              in 5     Management (CSAM)
Suite 1275                             Advisors, Latin America, Guardian        registered  Fund Complex
Coconut Grove, FL                      Industries, Auburn Hills, MI, 1993 to    investment  (five portfolios)
33133                                  present. Director, Emigrant Savings      companies
Age: 85                                Bank, New York, NY, 1987 to 2003.
------------------- -------- --------- ---------------------------------------- ----------- -----------------
Robert J. McGuire   Director   Since   Attorney/Consultant, Morvillo,               10      Director,
1085 Park Avenue               1998    Abramowitz, Grand, Iason & Silberberg,   portfolios  Brazilian Equity
New York, NY 10128                     P.C., 1998 to present. Director,          in five    Fund, Inc., (CSAM
Age: 68                                Emigrant Savings Bank, 1999 to 2003.     registered  Fund Complex);
                                       President/Chief Operating Officer,       investment  Director, Mutual
                                       Kroll Associates, 1989-1997. Director    companies   of America
                                       (since 1984) and President (since                    Investment Corp.,
                                       1997), Police Athletic League.                       Director, Six
                                       Director, Volunteers of Legal Services,              Flags, Inc.
                                       1995 to 2003. Director, Office of the                (entertainment),
                                       Appellate Defender, 1995 to 2003.                    Director, Trump
                                       Director, Six Flags, Inc., 2003 to                   Hotels & Casino
                                       present.  Trustee, Iona College, 1996                Resorts
                                       to present.
------------------- -------- --------- ---------------------------------------- ----------- -----------------
Roland Weiser       Director   Since   Trustee, New Jersey Center for Visual        10           None
86 Beekman Road                1988    Arts, 1999 to present.  Former Senior    portfolios
Summit, NJ 07901                       Vice President, Schering-Plough           in five
Age: 74                                International, 1978-1984.                registered
                                                                                investment
                                                                                companies
------------------- -------- --------- ---------------------------------------- ----------- -----------------

Interested Directors

------------------- -------- --------- ---------------------------------------- ----------- -----------------
                              Term of                                           Number of
                             Office/1/                                          Portfolios
                               and                                              within the      Other
                              Length                                             GAM Fund   Directorships of
Name, Address                   of                                              Complex/2/  Public Companies
  and Age           Position  Service  Principal Occupation During Past 5 Years  Overseen        Held
------------------- -------- --------- ---------------------------------------- ----------- -----------------
Dr. Burkhard        Director,  Since   Vice Chairman, GAM Holding AG, May           10           None
Poschadel*          Chairman,  2000    2004 to present.  Group Chief            portfolios
12 St. James's      and                Executive Officer, Global Asset            in five
Place               President          Management Limited, March 2000 to        registered
London SWlA 1NX                        May 2004. Head of Human Resources,       investment
England                                UBS Private Banking, 1998-2000.          companies
Age: 58                                Global Head of Research and
                                       Portfolio Management, UBS Private
                                       Banking, 1994-1997.
------------------- -------- --------- ---------------------------------------- ----------- -----------------

/1/  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is duly qualified.

/2/  Each  Director  is a  director  of each of the  six  registered  investment companies  within the GAM Fund Complex,  which  include:  the Company;  GAM
     Avalon Lancelot,  LLC; GAM Avalon Palamedes,  LLC; GAM Avalon Galahad, LLC;
     and GAM Avalon Dinadan, LLC.

*    Dr. Poschadel is considered an Interested  Director because he is deemed to be an "interested person" of the Company, as that term is defined under the
     Act, due to his  position as Vice  Chairman of GA Holding AG, the parent of the Funds' Investment Advisers.

     Information  relating to each Director's ownership (including the ownership of his or her immediate  family) in each Fund and in all  registered  investment companies  in the GAM Fund  Complex as of December  31, 2004 is set forth in the chart below.

-------------------------------  ------------------------  --------------------------------------
                                                           Aggregate Dollar Range of Shares Owned
                                      Dollar Range of       in All Funds Overseen by Director in
Name                                 Fund Shares Owned        Family of Investment Companies
-------------------------------  ------------------------  --------------------------------------
Independent Directors:

-------------------------------  ------------------------  --------------------------------------
George W. Landau

-------------------------------  ------------------------  --------------------------------------
Robert J. McGuire

-------------------------------  ------------------------  --------------------------------------
Roland Weiser

-------------------------------  ------------------------  --------------------------------------
Interested Director:

-------------------------------  ------------------------  --------------------------------------
Dr. Burkhard Poschadel
-------------------------------  ------------------------  --------------------------------------

Officers

     Below is the name, address,  age, information  regarding positions with the
Company and the principal occupation for each officer of the Fund.

---------------------  -------------  ---------  --------------------------------------------------------
                                       Term of
                                      Office/1/
                                         and
                                       Length
                                         of
Name, Address and Age    Position      Service     Principal Occupation During Past 5 Years
---------------------  -------------  ---------  --------------------------------------------------------
Kevin J. Blanchfield   Vice President   Since    Managing Director-Chief Operating Officer and Treasurer,
GAM USA Inc.           and Treasurer    1993     GAM USA+, GAM Investments Inc.+ and GAM Services Inc.++,
135 East 57th Street                             1993 to present. Vice President and Treasurer, GAM
New York, NY 10022                               Avalon Funds+, 2000 to Present.
Age: 49
---------------------  -------------  ---------  --------------------------------------------------------
Kenneth A. Dursht      Secretary and    Since    General Counsel and Corporate Secretary, GAM USA+, GAM
GAM USA Inc.           General Counsel  2004     Investments Inc. +, and GAM Services Inc. ++, 2004 to
135 East 57th Street                             Present; Secretary and General Counsel, the funds
New York, NY 10022                               comprising the GAM Avalon Funds+, 2004 to Present;
Age: 42                                          Attorney, Skadden, Arps, Slate, Meagher & Flom LLP, 1998
                                                 to 2004.
---------------------  -------------  ---------  --------------------------------------------------------
Michael J. Bessel          Chief        Since    Associate General Counsel, Assistant Secretary and Chief
GAM USA Inc.             Compliance     2002     Compliance Officer, GAM USA+, GAM Investments Inc.+, and
135 East 57th Street    Officer and              GAM Services Inc.++, 2002 to present; Assistant
New York, NY 10022       Assistant               Secretary, the funds comprising the GAM Avalon Funds+,
Age: 42                  Secretary               2002 to Present; Vice President, Compliance Officer,
                                                 Black Rock Financial Management Inc., 1999 to 2002; Vice
                                                 President, Compliance Officer,  Refco Securities, Inc.,
                                                 1997 to 1999.
---------------------  -------------  ---------  --------------------------------------------------------
Teresa B. Riggin         Assistant      Since    Senior Vice President-Administration, GAM USA+, GAM
GAM USA Inc.             Secretary      1994     Investments Inc.+ and GAM Services Inc.++, 1994 to
135 East 57th Street                             present. Assistant Secretary, GAM Avalon Funds+, 2000 to
New York, NY 10022                               Present.
Age: 45
---------------------  -------------  ---------  --------------------------------------------------------
Theodore Boudria         Assistant      Since    Vice President, Fund Administration, Brown Brothers
Brown Brothers           Secretary      2005     Harriman & Co., Inc., 1995 to present.
Harriman & Co.
40 Water Street
Boston, MA 02109
Age: 40
---------------------  -------------  ---------  --------------------------------------------------------

/1/  Each officer is appointed by the Board of Directors  and holds office for a term  of one  year  and  until  his or her  successor  is duly  chosen  and qualified.

+    Affiliate of the Company.

++   Principal Underwriter of the Company.

     Board of  Directors  Committees.  The Board of  Directors  has one standing committee - the Audit Committee. The purposes of the Audit Committee are to: (i)
oversee the Funds'  accounting and financial  reporting  principles and policies and related  controls and  procedures  maintained  by or on behalf of the Funds;
(ii) oversee the Funds' financial  statements and the independent audit thereof;
(iii)  select,  evaluate  and,  where  deemed  appropriate,  replace  the Funds'
auditors; (iv) evaluate the independence of the Funds' independent auditors; and
(v)  to  report  toe  the  full  Board  of  Directors  on  its   activities  and
recommendations.  The  function  of the  Audit  Committee  is  oversight;  it is management's  responsibility to maintain  appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent  auditors are ultimately  accountable to the
Board and the Audit Committee,  as representatives  of the Funds'  shareholders.
Each of the members of the Audit  Committee  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the Act. The Audit  Committee met 4 times during the past fiscal year and consists of the following Directors: George Landau, Roland Weiser and Robert
McGuire, who is also the Chairman of the Committee.

     Compensation of Directors and Executive Officers. Each Independent Director
of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors  attended.  Each Director is reimbursed  by the Company for travel  expenses  incurred in connection  with attendance at Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

     The name,  position(s) and information  related to the compensation of each of the Directors in the most recent fiscal year are as follows:

                                                 Pension or                              Compensation from
                              Aggregate      Retirement Benefits   Total Estimated      the Company and GAM
Name and Position(s) Held  Compensation from  Accrued as Part of  Annual Benefits upon   Fund Complex Paid
 with each Complex Fund      the Company       Company Expenses       Retirement           to Directors
-------------------------  ----------------- -------------------  --------------------  -------------------

Dr. Burkhard Poschadel         $                     N/A                 N/A                  $
Director & President

George W. Landau               $                     N/A                 N/A                  $
Director

Robert J. McGuire              $                     N/A                 N/A                  $
Director

Roland Weiser                  $                     N/A                 N/A                  $
Director

     Principal  Holders of  Securities.  [To be Updated in 485(b)  Filing] As of
March 31,  2005,  all  Directors  and  Officers  of the  Funds as a group  owned beneficially  or of record  less than 1% of the  outstanding  securities  of any
Fund. To the knowledge of the Funds, as of March 31, 2005, no shareholders owned beneficially (b) or of record (r) more than 5% of a Fund's  outstanding  shares, except as set forth below.  UBS AG, the ultimate  beneficial owner of the Funds, may be deemed to have shared  voting or  investment  power over shares  owned by clients  or  held  by  custodians  or  nominees  for  clients  of  UBS AG or its affiliates,  or by employee benefit plans for the benefit of employees of UBS AG or its affiliates. UBS AG disclaims beneficial ownership of such shares.

                                     GAM INTERNATIONAL EQUITY
NAME AND ADDRESS                  Class A    Class B    Class C
                                  -------    -------    -------

Merrill Lynch                    14.87%(r)
FBO Customers of MLPF&S
5210 E. Williams CIR
Ste 900
Tucson, AZ 85711-4478

Charles Schwab & Co., Inc.       11.02%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                               17.97%(r)  29.40%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. E.
Jacksonville, FL  32246-6484

                                      GAM ASIA-PACIFIC EQUITY       GAM AMERICAN FOCUS EQUITY
NAME AND ADDRESS                  Class A    Class B    Class C    Class A    Class B   Class C
                                  -------    -------    -------    -------    -------   -------

Charles Schwab & Co., Inc.       22.29%(r)                        15.38%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                               33.49%(r)  20.31%(r)             24.38%(r)  60.71%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

Fayez Sarofim & Co.                                               6.08%(r)
P.O. Box 52830
Houston, TX 77052-2830

SEI Trust Company                                                 7.00%(r)
c/o Christiana Bank
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                                 10.40%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                                 26.03%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

Citigroup Global Markets Inc.
00110G03634
333 W. 34th St., 3rd Fl.
New York, NY 10001

UBS Financial Services Inc.                            7.08%(r)
Cust. Donald E. Tambini
30429 Via Victoria
Rancho Palos Vrd., CA
90275-4443

Raymond James & Assoc. Inc.                            8.61%(r)
FBO Atrak Kaveh
BIN# 52293027
800 Carillon Pkwy.
St. Petersburg, FL  33716

                                      GAM ASIA-PACIFIC EQUITY       GAM AMERICAN FOCUS EQUITY
NAME AND ADDRESS                  Class A    Class B    Class C    Class A    Class B   Class C
                                  -------    -------    -------    -------    -------   -------

UBS Financial Services Inc.                 6.70%(r)
FBO Lena Gilbert and Sandra J.
Symson Co-ttees of Trust DTD
04/20/91
4621 White Oak Ave.
Encino, CA 91316-3832

Bear Stearns Securities Corp.
FBO 517-25181-19
1 Metrotech Center, N.
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.
FBO 517-25002-16
1 Metrotech Center, N.
Brooklyn, NY 11201-3870

UBS Financial Services Inc.
FBO Robert David Sostrin and
Janice Susan Sostrin Co-ttees
UA DTD 06/28/88
3008 Via Rivera
Palos Verdes Est., CA
90274-4428

UBS Financial Services Inc.                            28.89%(r)
FBO Joel T. & Betty Lu
Williams Ltd. Partnership
P.O. Box 12150
Dallas, TX 75225-0150

UBS Financial Services Inc.
FBO Ken Kahan
P.O. Box 3321
1000 Harbor Blvd.
Weehawken, NJ  07086-6761

Bear Stearns Securities Corp.
FBO 517-25023-11
1 Metrotech Center, N.
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.
FBO 517-25503-10
1 Metrotech Center, N.
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.
FBO 517-26064-19
1 Metrotech Center, N.
Brooklyn, NY 11201-3859

                                       GAM EUROPEAN EQUITY
NAME AND ADDRESS                  Class A    Class B    Class C
                                  -------    -------    -------

Charles Schwab & Co., Inc.       14.48%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                               19.56%(r)  25.87%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

SEI Trust Company                20.91%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                 6.38%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

UBS Financial Services Inc. FBO
Lena Gilbert and Sandra J. Symson
Co-TTees of Trust DTD 4/20/91
4621 White Oak Ave.
Encino, CA  91316-3832

Wachovia Securities, LLC FBO                            8.87%(r)
Mrs. Patricia M. Tack
IRA DTD 06/06/00
26933 Old Holley Rd.
Sweet Home, OR 97386-9538

Wachovia Securities, LLC
FBO Mr. E. Fred Flores
IRA Rollover DTD 03/11/03
20573 Gernside Dr.
Walnut, CA  91789-3740

FISERV Securities, Inc.
FAO 58801429
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA 19103-7008

FISERV Securities, Inc.
FAO 80124167
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA 19103-7008

                                       GAM EUROPEAN EQUITY
NAME AND ADDRESS                  Class A    Class B    Class C
                                  -------    -------    -------

Piper Jaffray & Co.                         11.32%(r)
A/C 6641-2034
800 Nicollet Mall
Minneapolis, MN  55402-7000

Piper Jaffray & Co.                                     9.89%(r)
A/C 8201-3666
800 Nicollet Mall
Minneapolis, MN  55402-7000

UBS Financial Services Inc. FBO
Florence E. Linn Ttee for the
Florence E. Linn Trust of 1998 dtd
2/10/98
4715 Morella Ave.
Valley Village, CA  91607-4014

Fahnestock & Co. Inc. FBO
Lawrence Silver IRA
154 S. Demarst Avenue
Bergenfield, NJ  07621-2859

NFSC FEBO# W62-243400                                   6.03%(r)
Paul R. Rossi
Christina R. Rossi
1833 Forough Circle
Port Orange, FL  32128-6022

Graciela E. Duce
Bulevar Artigas 302 Apt. 602
Montevideo, Uruguay  11300

Robert W. Baird & Co. Inc.
A/C 4179-3867
777 E. Wisconsin Ave.
Milwaukee, WI  53202-5300

Spragins, Barnett, Cobb & Butler 40
PSP DTD 12/31/90, Lewis Cobb & Char
Barnett, TTEES, FBO Charles Barnett
P.O. Box 2004
Jackson, TN  38302

Southwest Securities, Inc. FBO
Raymond A. Naizer
Acct.  57764036
P.O. Box 509002
Dallas, TX  75250-9002

                                            GAMERICA                  GAM GABELLI LONG/SHORT
NAME AND ADDRESS                  Class A    Class B    Class C    Class A    Class B    Class C
                                  -------    -------    -------    -------    -------    -------

Charles Schwab & Co., Inc        15.82%(r)                         6.65%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch                               15.77%(r)  14.37%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

SEI Trust Company                 5.65%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                15.03%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA 19456

UBS Financial Services Inc. FBO                                               8.49%(r)
Estate of Bettina G. Lowerre, Paul
C. Lowerre and Howard Presant
Executors
605 Third Avenue, 34th Floor
New York, NY 10158-3499

SEI Trust Company                                                 24.99%(r)
C/O Christiana Bank
One Freedom Valley Drive
Oaks, PA 19456

--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

     Investment  Advisers.  Each Investment Adviser is registered under the U.S.
Investment  Advisers  Act of  1940,  as  amended.  Each of  GIML  and GAM USA is controlled  by and under  common  control  with other  investment  advisors  (as described  below),  which have  substantial  experience  managing foreign mutual funds. GAM USA also serves as the investment advisor to the following registered closed-end funds: GAM Avalon Galahad, LLC, GAM Avalon Lancelot,  LLC, GAM Avalon
Palamedes, LLC and GAM Avalon Dinadan, LLC.

     The Directors and principal  executive officers of GIML and their principal occupations are as follows:

Name and Position Held
with GIML                                   Principal Occupation
---------------------------                 --------------------

John Bennett, Director                      Investment Director, GIML
Jeffrey Ginsberg, Director                  Investment Director, GIML
Gordon D. Grender, Director                 Investment Director, GIML
Andrew Hanges, Chairman and Director        Investment Director, GIML
Peter Kleeman, Director                     Investment Director, GIML
Fiona Newlands                              Head of UK Legal and Compliance,
                                                Chief Compliance Officer
David Smith, Director                       Investment Director, GIML
Jeremy Smouha, Director                     Investment Director, GIML
Andrew Wills, Director                      Managing Director &
                                                Group Head of Finance

     GIML is a wholly owned subsidiary of GAM (U.K.) Limited, a holding company.
GAM Limited,  an investment advisor organized under the laws of Bermuda,  is the parent of GIML.  GAM  Limited is wholly  owned by UBS AG, a banking  corporation
organized  under  the  laws  of  Switzerland.   UBS  AG,  with  headquarters  in
Switzerland,  is an internationally  diversified organization with operations in many  aspects of the  financial  services  industry.  UBS AG operates in over 50 countries,  has more than 48,000 employees and was formed by the merger of Union
Bank of  Switzerland  and  Swiss  Bank  Corporation  in June  1998.  UBS AG also maintains direct and indirect  subsidiaries in the United States,  including UBS
Financial  Services Inc., an investment bank and  broker-dealer;  UBS Securities
LLC,  an  investment  bank  and  broker-dealer;  J.C.  Bradford  & Co.,  LLC,  a registered  investment  advisor and  broker-dealer;  UBS Global Asset Management
(US) Inc., a registered  investment advisor and broker-dealer;  UBS Brinson Inc.
and UBS Global Asset Management  (Americas) Inc.,  investment advisors;  and UBS
Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS
AG's direct and  indirect  affiliates  and related  persons are various  foreign broker-dealers, investment advisors and banking organizations.

     The  Directors  and  principal  executive  officers  of GAM USA  and  their principal occupations are as follows:

Name and Position Held
with GAM USA                       Principal Occupation
---------------------------        --------------------

Dr. Burkhard Poschadel, Director   See "Management of the Company" above.
Kevin J. Blanchfield               See "Management of the Company" above.
Kenneth A. Dursht                  See "Management of the Company" above.
Michael J. Bessel                  See "Management of the Company" above.
David A. Anderson                  Director; Managing Director,
                                        Clients-Americas, GAM USA
Teresa B. Riggin                   See "Management of the Company" above.
James A. Abate                     Investment Director, GAM USA
Nancy S. Andrews                   Investment Manager, GAM USA

     GAM USA is an  indirect,  wholly-owned  subsidiary  of UBS AG,  and has its principal  offices at 135 East 57th  Street,  New York,  NY 10022.  GAM USA is a
wholly-owned  subsidiary  of GAM Holding  AG. GAM  Holding AG is a  wholly-owned subsidiary of UBS AG.

     GAMCO,  a corporation  organized in 1999 under the laws of the State of New
York,  is located at One  Corporate  Center,  Rye,  New York  10580.  GAMCO is a
wholly-owned  subsidiary of Gabelli Asset Management Inc.  ("GAMI"),  a publicly held company listed on the New York Stock  Exchange,  and is not affiliated with either GIML or GAM USA. Mr.  Mario J. Gabelli may be deemed to be a  controlling person  of GAMCO on the basis of his  controlling  interest  in GAMI.  GAMCO has several affiliates that also provide advisory services.

     The Directors and principal executive officers of GAMCO and their principal occupations are as follows:

Name and Position Held
with GAMCO                           Principal Occupation
---------------------------          --------------------
Mario J. Gabelli                     Senior Executive Officer of GAMCO and
   Chief Executive Officer and       Senior Executive and Majority Shareholder
   Chief Investment Officer          of Gabelli Asset Management, Inc., ultimate
                                     parent company of GAMCO.
Douglas R. Jameson                   Executive Officer and Director of GAMCO
   Executive Vice President, Chief
   Operating Officer, Managing
   Director and Director
Regina M. Pitaro                     Executive Officer and Director of GAMCO
   Managing Director and Director
Joseph R. Rindler                    Executive Officer and Director of GAMCO
   Chairman and Director
William S. Selby                     Executive Officer and Director of GAMCO
   Managing Director and Director
Frederick W. Scholz                  Executive Officer and Director of GAMCO
   Managing Director and Director
Michael R. Anastasio                 Executive Officer of GAMCO
   Chief Accounting Officer
Peter D. Goldstein                   Executive Officer of GAMCO
   Chief Compliance Officer
Stephen M. DeTore                    Executive Officer of GAMCO
   General Counsel and Secretary

     Investment  Advisory  Contracts.  On December 17, 1999, UBS AG acquired all the outstanding shares of Global Asset Management Ltd. (the "Acquisition").  GAM
Limited  indirectly wholly owns GIML and GAM USA. Prior to the completion of the
Acquisition,  the Board of  Directors  considered  the  continuance  of the then current Amended and Restated  Investment  Advisory Contract dated April 14, 1994
(the "old GIML Contract") with GIML as an Investment  Adviser to the Funds.  The
Board of Directors on September 29, 1999  (including a majority of the Directors who were not parties to the old GIML Contract or interested  persons of any such party) approved the continuance of the old GIML Contract on behalf of each Fund, which  approval was further  ratified by the Board  (including a majority of the
Directors who were not parties to the GIML Contract or interested persons of any such party) on behalf of each Fund on October 27, 1999. The shareholders of each
Fund approved the  continuance  of the old GIML Contract on October 26, 1999. As
such,  a new Amended and  Restated  Investment  Advisory  Contract  (hereinafter referred  to as  the  "GIML  Contract")  was  executed  upon  completion  of the
Acquisition,  December 17, 1999,  with identical terms and conditions as the old
GIML Contract. The Board of Directors (including a majority of the Directors who were not parties to the GIML Contract or  interested  persons of any such party)
approved the continuance of the GIML Contract on October 24, 2001.

     On March 26, 2001, the Board of Directors  approved the  appointment of GAM
USA as Co-Investment Adviser to GAM American Focus Equity pursuant to an Interim
Advisory  Agreement to replace Fayez Sarofim & Co., who served as  co-investment advisor to GAM American  Focus  Equity  (formerly  known as GAM  American  Focus
Equity and prior to that, GAM North America Fund) from its inception until March
23, 2001. The Board of Directors  approved a new advisory agreement with GAM USA to  replace  the  Interim  Advisory  Agreement  on April 25,  2001 (the "GAM USA
Contract").  The GAM USA Contract was  submitted to the holders of a majority of the  outstanding  shares of GAM American Focus Equity for approval,  and on June
20,  2001,  the  shareholders  of GAM  American  Focus  Equity met via proxy and approved the GAM USA  Contract  between the Fund and GAM USA.  Therefore,  as of
June 20, 2001, GAM USA became the sole and permanent  investment  advisor to GAM
American  Focus  Equity  until  terminated.  On October 24,  2001,  the Board of
Directors approved an amended and restated GAM USA Contract whereby GAM USA also served as  Investment  Adviser to GAM Gabelli  Long/Short.  As noted below,  the
Board of Directors  terminated  the portion of the GAM USA Contract that applies to GAM Gabelli Long/Short, effective October 9, 2002.

     The GIML  Contract  and the GAM USA Contract  will each  continue in effect from year to year if approved  annually by the Board of Directors or by the vote of a majority  of the  outstanding  shares of each Fund (as  defined in the Act)
and, in either event,  by the approval of a majority of those  Directors who are not parties to the GIML Contract or the GAM USA Contract or  interested  persons of any such party ("Independent Directors").

     At a meeting held on October 4, 2002, the Board of Directors terminated the portion of the GAM USA Contract relating to GAM Gabelli Long/Short, effective as of the close of the New York Stock  Exchange  on  October  8, 2002.  GAM USA had
served as the Investment  Adviser to GAM Gabelli Long/Short since its inception.
In addition, on October 4, 2002, the Board of Directors approved the appointment of GAMCO and GIML as Co-Investment Advisers (each, a "Co-Investment Adviser" and together, the "Co-Investment  Advisers") to GAM Gabelli Long/Short,  pursuant to separate Interim Investment Advisory Contracts between the Company, on behalf of
GAM Gabelli  Long/Short,  and each  Co-Investment  Adviser,  effective as of the opening  of the New  York  Stock  Exchange  on  October  9,  2002.  GAMCO is not
affiliated  with either GIML or GAM USA. At a meeting  held on October 23, 2002, the Board of Directors approved new Investment  Advisory  Agreements between the
Company, on behalf of GAM Gabelli Long/Short,  and GAMCO and GIML, respectively.
The new Investment Advisory Agreements for GAM Gabelli Long/Short were submitted to shareholders  of GAM Gabelli  Long/Short for approval at a special meeting of shareholders,  and on  February  25,  2003,  the  shareholders  of  GAM  Gabelli
Long/Short  approved the new Investment Advisory Agreements for the Fund between the Company and GAMCO and GIML, respectively.

     At the November 9, 2004 meeting of the Board of  Directors,  the  Directors approved,  until December 31, 2004, the  continuation of the GIML Contract,  GAM
USA Contract and the Investment  Advisory  Agreements for GAM Gabelli Long/Short
(each a "Contract" and  collectively,  the "Contracts") for the respective Funds with the  Investment  Advisers or  Co-Investment  Advisers,  as applicable  (for purposes of this section,  the term Investment  Adviser includes each Investment
Adviser and  Co-Investment  Adviser).  At the  December  14, 2004 meeting of the
Board of Directors,  the  Directors  unanimously  approved,  for a period of one year, the  continuation  of the Contract.  In approving the  continuation of the
Contracts,  the Board of Directors,  considered a number of factors,  including:
(i) the  nature,  extent and  quality of  services  provided  by the  Investment
Adviser to each respective  Fund; (ii) the fees and expenses borne by each Fund;
and (iii) the performance of each Fund. When  considering the nature and quality of the  services  provided  by the  Investment  Adviser to a Fund,  the Board of
Directors  reviewed the scope,  depth and experience of the organization and the investment  professionals  currently providing  management services to the Fund.
The Board of Directors evaluated each Investment  Adviser's portfolio management process. When considering the fees and expenses borne by a Fund, and considering the  reasonableness  of the management  fees paid to the  Investment  Adviser in light of the services provided to the Fund and any additional  benefits received by the Investment  Adviser (or its affiliates) in connection with providing such services,  the Board of Directors  compared  the fees charged by the  Investment
Adviser  to the Fund to the  fees  charged  the  funds  in its  peer  group  for comparable  services,  and  analyzed  the  expenses  incurred by the  Investment
Adviser with respect to the Fund.  The Board of Directors  also  considered  the financial  condition of each  Investment  Adviser.  The Board of Directors  also reviewed  the average  net assets and expense  ratios by series and class of the
Fund. They considered the  distributor's  initiatives with respect to maximizing distribution  resources  more  effectively by focusing  distribution  efforts on firms  with the  ability  to  distribute  the full  range of GAM's  global  fund offerings. In addition, the Board of Directors considered various other measures to be  undertaken  to further  enhance  distribution  efforts with regard to the
Funds.  Also, with respect to each Fund other than GAM Gabelli  Long/Short,  the
Board of Directors  considered  the  voluntary  advisory  fee waiver  provisions effective as of January 1, 2005 through December 31, 2005 as well as the revised permanent  advisory fee schedule that were agreed to by the Advisers.  The Board of Directors also reviewed a memorandum of Counsel to the Independent  Directors regarding their fiduciary duties relative to the approval of the continuation of each  Contract.  After  requesting  and  reviewing  such  materials as it deemed necessary,  the Board of Directors  concluded that the  management  fees of each
Fund as modified are fair and reasonable. The Board of Directors,  including the
Independent  Directors,   therefore  concluded  that  the  continuation  of  the
respective  Contract for each Fund was in the best interests of the Fund and its shareholders.

     The GIML Contract requires GIML to conduct and maintain a continuous review of the  portfolio of each Fund and to make all  investment  decisions  regarding purchases and sales of portfolio  securities  and brokerage  allocation for each
Fund, other than GAM American Focus Equity and GAM Gabelli Long/Short. GIML will render its  services  from  outside  the  United  States.  The GAM USA  Contract requires  GAM USA to provide the same  services to GAM  American  Focus  Equity.
Pursuant to its Investment Advisory Agreement for GAM Gabelli Long/Short,  GAMCO
is required to conduct and maintain a continuous review of the portfolio of Fund in  cooperation  with  GIML,  as the  Co-Investment  Adviser,  and to  make  all investment  decisions regarding purchases and sales of portfolio  securities and
brokerage   allocation,   all  subject  to  any  written  instruction  from  the
Co-Investment  Adviser.  GIML, under its Investment  Advisory  Agreement for GAM
Gabelli  Long/Short,  is required to conduct and maintain a continuous review of the  portfolio of the Fund,  in  cooperation  with GAMCO,  as the  Co-Investment
Adviser,  and to provide  the  Co-Investment  Adviser,  from time to time,  with written  recommendations  or instructions,  if any, as to specific purchases and sales of portfolio securities and brokerage allocation.

     Each Contract provides that the Investment Advisers will select brokers and dealers for execution of each Fund's portfolio transactions  consistent with the
Company's brokerage policy (see "Brokerage  Allocation").  Although the services provided by broker-dealers in accordance with the brokerage policy  incidentally may help  reduce the  expenses  of or  otherwise  benefit  the other  investment advisory clients of the Investment Advisers or their affiliates,  as well as the
Funds, the value of such services is indeterminable and the Investment Advisers'
fees are not reduced by any offset  arrangement by reason  thereof.  Each of the
Contracts  provides that the Investment  Advisers shall have no liability to the
Company or to any  shareholder  of a Fund for any error of judgment,  mistake of law, or any loss arising out of any  investment  or other act or omission in the performance  by an Investment  Adviser of its duties under such Contracts or for any loss or damage  resulting  from the imposition by any government of exchange control  restrictions  which  might  affect  the  liquidity  of a Fund's  assets maintained  with custodians or securities  depositories in foreign  countries or from any political acts of any foreign governments to which such assets might be exposed,  except for liability resulting from willful misfeasance,  bad faith or gross negligence on the Investment  Adviser's part or reckless  disregard of its duties under the Contract. In addition, GAM Gabelli Long/Short indemnifies GAMCO for any loss or damage  incurred by GAMCO  arising out of any action  seeking to enforce a liability  for which GAMCO is not liable  pursuant to the terms of its
Investment Advisory Agreement.

     Each Contract will terminate  automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time  without  payment  of any  penalty  on 60 days'  written  notice,  with the approval of a majority of the  Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

     The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if: (i) GIML should cease to be the Company's investment advisor or (ii) GAM Limited  should cease to own a majority  equity  interest in
GIML, the Company,  upon request of GIML,  shall submit to its  shareholders for their vote a proposal  to delete the  initials  "GAM" from its name and cease to use the name "GAM Funds,  Inc." or any other name using or derived from "GAM" or
"Global Asset Management", any component thereof or any name deceptively similar thereto,  and indicate on all  letterheads and other  promotional  material that
GIML is no longer the Company's  investment  advisor. If GIML makes such request because Global Asset  Management  Ltd. no longer owns a majority equity interest in GIML,  the question of  continuing  the GIML  Contract must be submitted to a vote of the Company's  shareholders.  The Company has agreed that GIML or any of its  successors  or assigns may use or permit the use of the names "Global Asset
Management" and "GAM" or any component or combination thereof in connection with any entity or business,  whether or not the same directly or indirectly competes or conflicts with the Company and its business in any manner.

     GAMCO  acknowledges  that it has no right,  title or  interest in or to the names  "Global  Asset  Management,"  "GAM,"  "GAM Funds,  Inc." or "GAM  Gabelli
Long/Short,"  and that it cannot use any such name, or any  derivation  thereof, without the prior  written  permission of the Company.  GAMCO also  acknowledges that it will not undertake any marketing efforts on behalf of or with respect to the Company or GAM Gabelli  Long/Short  without the prior written  permission of the Company.  GIML, as Co-Investment  Adviser for GAM Gabelli  Long/Short,  has,
while GAMCO's  Investment  Advisory Contract is in effect,  the limited right to use the names  "GAMCO,"  "Gabelli  Asset  Management  Company" and  "Gabelli" in
connection with GAM Gabelli Long/Short,  but otherwise the Co-Investment Adviser has no right,  title or  interest  in or to the names  "GAMCO,"  "Gabelli  Asset
Management  Company"  or  "Gabelli,"  and  will not use any  such  name,  or any derivation thereof, without the prior written permission of GAMCO (except to the extent previously granted by written agreement).

     Advisory Fees.  Effective January 1, 2005, the advisory fee payable by each of the Fund's listed below is as follows:

o    For GAM  International  Equity,  GAM European  Equity and GAM  Asia-Pacific
     Equity:

     o    1.00% per annum on average daily net assets up to and  including  $500 million;
     o    0.90% per annum on average daily net assets  greater than $500 million and up to and including $1 billion; and
     o    0.85% per annum on average daily net assets greater than $1 billion.

o    For GAMerica:

     o    1.00% per annum on average daily net assets up to and  including  $250 million;
     o    0.90% per annum on average daily net assets  greater than $250 million and up to and including $1 billion; and
     o    0.85% per annum on average daily net assets greater than $1 billion.

o    For GAM American Focus Equity:

     o    1.00% per annum on average daily net assets up to and  including  $250 million;
     o    0.85% per annum on average daily net assets  greater than $250 million and up to and including $750 million; and
     o    0.75%  per  annum on  average  daily  net  assets  greater  than  $750 million."

     GIML and GAM USA, as applicable, have voluntarily agreed to waive a portion of its advisory  fee (0.10% per annum)  during the fiscal year 2005 with respect to GAM American Focus Equity, GAM European Equity, GAM International Equity, GAM
Asia-Pacific Equity and GAMerica.

     Prior to  January  1, 2005,  for its  service to the Funds,  other than GAM
American Focus Equity and GAM Gabelli Long/Short,  GIML received a quarterly fee of 0.25% of the average daily net assets of each of the Funds during the quarter preceding  each  payment.  From  October  24,  2001 to January 1, 2005,  for its
services to GAM American Focus Equity, GAM USA received a quarterly fee of 0.25%
of the average daily net assets of GAM American  Focus Equity during the quarter preceding each payment.

     Prior to June 20, 2001,  GIML,  with respect to GAM American  Focus Equity, paid a portion of the investment management fee to GAM USA as agreed between the parties.  Prior to March 23, 2001,  a fee in the same amount was paid,  one-half each to GIML and Fayez  Sarofim & Co. Inc. by GAM  American  Focus  Equity.  The
level of advisory fees paid by each Fund is higher than the rate of advisory fee paid by most registered investment companies.

     For  their  services  to  GAM  Gabelli  Long/Short,  GAMCO  and  GIML  (the
"Co-Investment  Advisers")  receive a fee comprised of two components,  of which
GAMCO receives two-thirds and GIML receives one-third.  The first component is a base fee equal to 1.50%, annualized, of the Fund's average daily net assets. The second component is a performance  adjustment that either increases or decreases the base fee,  depending on how GAM Gabelli Long/Short has performed relative to the S&P 500 Composite Stock Price Index (the "S&P"),  the Fund's benchmark.  The base fee will be increased (or decreased) by a performance  adjustment of 0.125%
for each whole percentage point that the Fund's investment  performance is 3.00%
better (or worse) than the performance of the S&P during the performance period, which is a rolling  twelve-month  period.  The  maximum  performance  adjustment upward or downward is 0.50%  annualized.  Depending  on the  performance  of the
Fund, during any twelve-month  period,  the two Co-Investment  Advisers together may receive as much as 2.00% or as little as 1.00% in advisory fees.  During the twelve month period beginning October 9, 2002, the effective date of the interim investment  advisory  agreements  for the Fund,  the Fund's  management  fee was charged at the base fee of 1.50%, with no performance  adjustment.  In the event the total  advisory  fee for any monthly  period is less than 1.20%  annualized,
GAMCO will  receive  60%,  and GIML will  receive 40%, of 1/12th of 1.00% of the average daily net assets of GAM Gabelli  Long/Short.  The table below  describes the  advisory  fee,  with the  applicable  performance  adjustment  that the two
Co-Investment  Advisers together would receive,  based on the performance of GAM
Gabelli Long/Short as compared to its benchmark index, the S&P:

                                                             The Co-Investment Advisers
                                            Base Fee +/-     together receive a fee of (as a %
If the Performance of GAM                   Performance      of average daily net assets on an
Gabelli Long/Short:                         Adjustment       annual basis):
-------------------                         ----------       ---------------------------------

Underperforms the S&P by 6.00% or more     1.50% - 0.500%                 1.00%
Underperforms the S&P by 5.00% to 5.99%    1.50% - 0.375%                1.125%
Underperforms the S&P by 4.00% to 4.99%    1.50% - 0.250%                 1.25%
Underperforms the S&P by 3.00% to 3.99%    1.50% - 0.125%                1.375%
Underperforms the S&P by 0.01% to 2.99%    1.50% - 0.000%                 1.50%
Equals the S&P                                  1.50%                     1.50%
Outperforms the S&P by 0.01% to 2.99%      1.50% + 0.000%                 1.50%
Outperforms the S&P by 3.00% to 3.99%      1.50% + 0.125%                1.625%
Outperforms the S&P by 4.00% to 4.99%      1.50% + 0.250%                 1.75%
Outperforms the S&P by 5.00% to 5.99%      1.50% + 0.375%                1.875%
Outperforms the S&P by 6.00% or more       1.50% + 0.500%                 2.00%

     The investment performance of GAM Gabelli Long/Short during any performance period shall be the cumulative monthly asset-weighted  investment performance of all classes of shares of the Fund. The asset-weighted investment performance for the Fund for a given month will be  calculated  by  multiplying  the  investment performance of each class for the month by its average net assets (determined as of the close of business on each business day of the month),  adding the results together and dividing the sum by the  aggregate net assets of all classes of the
Fund for that month. Any class that does not complete a full month of operations in a given month will be excluded from the calculation of the Fund's  investment performance for that month. In computing the investment  performance of the Fund and the  investment  record of the S&P, the value of  distributions  on realized capital  gains,  the value of capital  gains  taxed per share paid or payable on undistributed  realized  long-term  capital gains accumulated to the end of such period and dividends paid out of investment  income on the part of the Fund, and all cash distributions of the securities included in the S&P, will be treated as reinvested.

     The actual  advisory  fee paid by each Fund  during the fiscal  years ended
December 31, 2004, 2003 and 2002 are set forth below:

                                                  American
          International  Asia-Pacific  European    Focus                   Gabelli
             Equity        Equity       Equity     Equity     GAMerica    Long/Short
             ------        ------       ------     ------     --------    ----------

2004
2003        $1,215,992    $96,048      $201,977    $562,471   $1,011,345   $587,157
2002        $1,793,185    $96,999      $230,542    $583,405   $1,135,331   $431,668

     The expense  ratio of each Fund may be higher than that of most  registered investment  companies  since the cost of  maintaining  the  custody  of  foreign securities is higher than that for most domestic  funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies.  In addition, each Fund bears its own operating expenses.

     Effective November 19, 2003, the Investment  Adviser,  GIML,  contractually agreed to reimburse  expenses of each class of GAM  Asia-Pacific  Equity for the remainder of fiscal year 2003. For the fiscal year ending December 31, 2004, the
Investment   Adviser  agreed  to  waive  fees  or  reimburse   expenses  of  GAM
Asia-Pacific  Equity  when  necessary  so that  total fund  expenses,  including management  fee,  custody and  administrative  fees, as well as other  operating expenses  (excluding 12b-1 fees), will not exceed 2.20% of average net assets on an annualized  basis.  The  Investment  Adviser,  however,  may  recapture  such expenses  through  December  31,  2005 if the actual  expense  ratio falls below
2.20%.  Therefore,  if the assets  increase to a certain  level,  the Investment
Adviser will recapture such expenses  through December 31, 2005. At no time will the Investment  Adviser  recapture  expenses if immediately after such recapture the annualized expense ratio of the Fund was greater than 2.30% annualized.  The
Fund's  performance  may be  lower  or  higher  depending  upon  whether,  on an annualized  basis,  the Fund  benefits  from the  expense  cap or is required to reimburse the Investment Adviser.

     Principal  Underwriter and Plans of  Distribution.  The Company has entered into distribution  agreements (the "Distribution  Agreements") with GAM Services under which GAM Services has agreed to act as principal  underwriter  and to use reasonable  efforts  to  distribute  each  Fund's  Class A,  Class B and Class C
Shares.  GAM  Services is an indirect  wholly owned  subsidiary  of GAM Limited, which also  controls  GIML.  GAM  Limited  is wholly  owned by UBS AG, a banking corporation organized under the laws of Switzerland.

     Pursuant to the Distribution  Agreements,  GAM Services  receives the sales load on sales of Class A, Class B and Class C Shares of the Funds and reallows a portion of the sales load to  dealers/brokers.  GAM Services  also  receives the distribution fees payable pursuant to the Funds' Plans of Distribution for Class
A, Class B and Class C Shares  described below (the "Plans").  The  Distribution
Agreements may be terminated at any time upon 60 days' written  notice,  without payment of a penalty, by GAM Services,  by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the
Directors of the Fund who are not "interested  persons" of the Fund and who have no direct or indirect  financial  interest in the operation of the  Distribution
Agreements.  The  Distribution  Agreements will terminate  automatically  in the event of their assignment.

     In  addition to the amount  paid to dealers  pursuant  to the sales  charge tables in the Prospectus, GAM Services from time to time may offer assistance to dealers  and  their  registered  representatives  in the  form of  business  and educational or training seminars. Dealers may not use sales of any of the Funds'
shares to qualify for or  participate in such programs to the extent such may be prohibited by a dealer's internal  procedures or by the laws of any state or any self-regulatory agency, such as the NASD Regulation,  Inc. Costs associated with incentive  or training  programs are borne by GAM Services and paid from its own resources or from fees collected under the Plans. GAM Services from time to time may reallow  all or a portion of the sales  charge on Class A and Class C Shares to  individual  selling  dealers.  The aggregate  dollar amount of  underwriting commissions  and the amount  retained  by the  Distributor  for each of the last three fiscal years is as follows. Prior to January 30, 2002, Class C Shares were offered without a front-end sales charge.

                                                    2004
                                              (000's omitted)
                                      CLASS A                     CLASS C
                                              After                        After
                              Aggregate    Reallowance    Aggregate     Reallowance
                              ---------    -----------    ---------     -----------

GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

     For the  fiscal  year  ended  December  31,  2004,  GAM  Services  retained front-end sales loads of $__________ from the sale of Fund shares.

                                                    2003
                                              (000's omitted)
                                      CLASS A                     CLASS C
                                              After                        After
                              Aggregate    Reallowance    Aggregate     Reallowance
                              ---------    -----------    ---------     -----------

GAM International Equity           12            4              2             0
GAM Asia-Pacific Equity            18            2              0             0
GAM European Equity                 6            1              0             0
GAM American Focus Equity           9            2              0             0
GAMerica                           74            8              9             0
GAM Gabelli Long/Short             60           16             17             0

     For the  fiscal  year  ended  December  31,  2003,  GAM  Services  retained front-end sales loads of $37,554 from the sale of Fund shares.

                                                    2002
                                              (000's omitted)
                                      CLASS A                     CLASS C
                                              After                        After
                              Aggregate    Reallowance    Aggregate     Reallowance
                              ---------    -----------    ---------     -----------

GAM International Equity           42            3              1             0
GAM Asia-Pacific Equity            16            2              0             0
GAM European Equity                 9            3              0             0
GAM American Focus Equity          39            4             11             0
GAMerica                           40            9              8             0
GAM Gabelli Long/Short*           707           77            332             0

*    GAM Gabelli Long/Short commenced operations on May 29, 2002.

     For the  fiscal  year  ended  December  31,  2002,  GAM  Services  retained front-end sales loads of $104,290 from the sale of Fund shares.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2004 is as follows:

                                                    2004
                                           CLASS A        CLASS C

GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

     For the  fiscal  year  ended  December  31,  2004,  GAM  Services  received contingent deferred sales loads of $__________ from the redemption of the Funds'
Shares.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2003 is as follows:

                                                    2003
                                           CLASS A        CLASS C

GAM International Equity                      86          1,493
GAM Asia-Pacific Equity                        0             10
GAM European Equity                            0             41
GAM American Focus Equity                    878            422
GAMerica                                   1,929          1,371
GAM Gabelli Long/Short                         0         22,603

     For the  fiscal  year  ended  December  31,  2003,  GAM  Services  received contingent  deferred  sales loads of $35,571 from the  redemption  of the Funds'
Shares.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2002 is as follows:

                                                    2002
                                           CLASS A        CLASS C

GAM International Equity                    5341           1267
GAM Asia-Pacific Equity                     1440             39
GAM European Equity                           92              5
GAM American Focus Equity                   1928            960
GAMerica                                    2362           2455
GAM Gabelli Long/Short                         0          48970

     For the  fiscal  year  ended  December  31,  2002,  GAM  Services  received contingent  deferred  sales loads of $67,241 from the  redemption  of the Funds'
Shares.

     Each Fund has adopted separate  distribution  plans under Rule 12b-1 of the
Act for each class of its shares.  The Plans permit each Fund to compensate  GAM
Services  in  connection  with  activities  intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A Shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund's Class
A Shares.  Under the Plan for Class B Shares,  each Fund may pay GAM Services up to 1.00% of daily net  assets of the Fund's  Class B Shares.  The Class C Shares under the Plan for Class C Shares may pay GAM  Services up to 1.00% of daily net assets of the Fund's  Class C Shares.  Expenditures  by GAM  Services  under the
Plans may consist  of: (i)  commissions  to sales  personnel  for  selling  Fund shares;  including travel & entertainment  expenses;  (ii)  compensation,  sales incentives  and  payments  to sales,  marketing  and  service  personnel;  (iii)
payments to  broker-dealers  and other financial  institutions that have entered into  agreements  with GAM  Services in the form of a Dealer  Agreement  for GAM
Funds,  Inc. for services  rendered in connection with the sale and distribution of  shares  of the  Funds;  (iv)  payment  of  expenses  incurred  in sales  and promotional activities, including advertising expenditures related to the Funds;
(v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds'  Prospectus and Statement of Additional  Information  for
distribution  to  potential  investors;  and  (vii)  other  activities  that are reasonably calculated to result in the sale of shares of the Funds.

     A portion  of the fees paid to GAM  Services  pursuant  to the  Plans,  not exceeding  0.25% annually of the average daily net assets of each Fund's shares, may be paid as compensation for providing services to each Fund's  shareholders, including  assistance  in  connection  with  inquiries  related  to  shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants  must  meet  such  qualifications  as are  established  in the sole discretion  of GAM  Services,  such as  services  to each  Fund's  shareholders;
services  providing each Fund with more efficient  methods of offering shares to coherent  groups of clients;  members or  prospects of a  participant;  services
permitting  more  efficient   methods  of  purchasing  and  selling  shares;  or
transmission of orders for the purchase or sale of shares by  computerized  tape or other electronic equipment; or other processing.

     The Board of Directors has concluded that there is a reasonable  likelihood that the Plans will  benefit each Fund and its  shareholders  and that the Plans should result in greater  sales and/or fewer  redemptions  of Fund shares.  On a quarterly  basis,  the Directors will review a report on expenditures  under the
Plans and the purposes for which  expenditures  were made.  The  Directors  will conduct an additional, more extensive review annually in determining whether the
Plans  should  be  continued.  Continuation  of the  Plans  from year to year is contingent on annual approval by a majority of the Directors  acting  separately on behalf of each Fund and class and by a majority of the  Directors who are not
"interested  persons" (as defined in the Act) and who have no direct or indirect financial  interest in the operation of the Plans or any related agreements (the
"Plan  Directors").  The Plans  provide that they may not be amended to increase materially  the  costs  that a Fund may bear  pursuant  to the  applicable  Plan without  approval of the  shareholders  of the affected  class of shares of each
Fund and that  other  material  amendments  to the Plans must be  approved  by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast  in  person  at a  meeting  called  for the  purpose  of  considering  such amendments.  The Plans  further  provide that while each Plan is in effect,  the selection and nomination of Directors who are not "interested  persons" shall be committed to the discretion of the Directors who are not "interested persons." A
Plan may be terminated  at any time by vote of a majority of the Fund  Directors or a majority of the  outstanding  shares of the Class of shares of the affected
Fund to which the Plan relates.

     Total dollar  amounts  paid by each of the Funds  pursuant to the Plans for the fiscal year ended December 31, 2004 are as follows:

                                    CLASS A        CLASS B        CLASS C

GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

     Amounts spent on behalf of each of the Funds on various  items  pursuant to the Plans during the fiscal year ended December 31, 2004 are as follows:

                                         Printing &
                                         Mailing of
                                        Prospectuses                                         Interest,
                                          to Other                                           Carrying
                                           Than      Compensation Compensation  Compensation or Other
                                          Current         to           to         to Sales   Financing
Fund                        Advertising Shareholders Underwriters Broker-Dealers  Personnel   Charges  Other*
----                        ----------- ------------ ------------ --------------  ---------   -------  ------
CLASS A
GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                         Printing &
                                         Mailing of
                                        Prospectuses                                         Interest,
                                          to Other                                           Carrying
                                           Than      Compensation Compensation  Compensation or Other
                                          Current         to           to         to Sales   Financing
Fund                        Advertising Shareholders Underwriters Broker-Dealers  Personnel   Charges  Other*
----                        ----------- ------------ ------------ --------------  ---------   -------  ------
CLASS B
GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                         Printing &
                                         Mailing of
                                        Prospectuses                                         Interest,
                                          to Other                                           Carrying
                                           Than      Compensation Compensation  Compensation or Other
                                          Current         to           to         to Sales   Financing
Fund                        Advertising Shareholders Underwriters Broker-Dealers  Personnel   Charges  Other*
----                        ----------- ------------ ------------ --------------  ---------   -------  ------
CLASS C
GAM International Equity
GAM Asia-Pacific Equity
GAM European Equity
GAM American Focus Equity
GAMerica
GAM Gabelli Long/Short

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

     Custodian  and  Administrator.   The  Custodian,   Administrator  and  Fund
Accounting  Agent for the  Company is Brown  Brothers  Harriman  & Co.,  Private
Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co.
has offices  worldwide  and  provides  services to the Company  from its offices located at 40 Water Street,  Boston,  MA 02109. As Custodian,  Administrator and
Fund Accounting  Agent,  BBH&Co. is responsible for the custody of the Company's portfolio  securities and cash,  maintaining the financial and accounting  books and records of the Company,  computing  the  Company's net asset value per share and  providing  the  administration  services  required  for the daily  business operations of the Company.  For its services to the Company,  BBH&Co.  is paid a fee based on the net asset value of each Fund and is  reimbursed  by the Company for its  disbursements,  certain  expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.

     For the fiscal years ended December 31, 2004,  2003 and 2002,  BBH&Co.  was paid the following fees for its services as  Administrator  and Fund  Accounting
Agent:

                                2004           2003             2002
                                ----           ----             ----

GAM International Equity                    144,701          197,209
GAM Asia-Pacific Equity                      37,374           38,651
GAM European Equity                          43,892           44,978
GAM American Focus Equity                    76,425           78,068
GAMerica                                    118,008          131,989
GAM Gabelli Long/Short*                      72,961           43,818

*    GAM Gabelli Long/Short commenced operations on May 29, 2002.

     Transfer Agent.  Boston Financial Data Services,  P.O. Box 8264, Boston, MA
02266-8264,  serves as shareholder service agent,  dividend-disbursing agent and transfer agent for the Funds.

     Legal Counsel. Coudert Brothers, 1114 Avenue of the Americas, New York, New
York 10036,  acts as legal  counsel  for the Funds,  as well as for GIML and GAM
USA.

     Independent  Accountants.  Ernst & Young LLP, 5 Times Square, New York, New
York 10036, are the independent  accountants for the Company for the fiscal year ending  December 31, 2005.  In addition to reporting  annually on the  financial statements of each Fund, the Company's  accountants  will review certain filings of the  Company  with the SEC and will  review the  Company's  Federal and state corporation tax returns.

     Reports to  Shareholders.  The fiscal year of the Company  ends on December
31.  Shareholders  of each Fund will be  provided  at least  semi-annually  with reports  showing the portfolio of the Fund and other  information,  including an annual report with financial statements audited by independent accountants.

     Code of Ethics.  Pursuant  to Rule 17j-1 of the Act and Rule  204A-1 of the
U.S.  Investment  Advisers Act of 1940 ("Advisers Act"), each Investment Adviser has adopted a Code of Ethics that applies to the personal trading  activities of their  employees.  The Code of Ethics for each  Investment  Adviser  establishes standards for personal  securities  transactions by employees  covered under the
Codes of Ethics.  Under the Codes of Ethics,  employees have a duty at all times to place the  interests  of  shareholders  above  their  own,  and never to take inappropriate  advantage of their  position.  As such,  employees are prohibited from engaging in, or recommending,  any securities transaction that involves any actual or potential conflict of interest, or any abuse of an employee's position of trust and responsibility.

     The Code of Ethics adopted by GAM USA applies to it and its affiliates, and has been adopted by the Company and the  Company's  principal  underwriter.  All employees  of  GIML  and GAM USA are  prohibited  from  recommending  securities transactions  by any  Fund  without  disclosing  his or her  interest,  and  are prohibited from disclosing  current or anticipated  portfolio  transactions with respect to any Fund to anyone unless it is properly  within his or her duties to do so.  Employees who are also deemed  investment  personnel  under each Code of
Ethics,  defined  as any  person  who,  in  connection  with his or her  regular functions or duties,  makes,  participates in, or obtains information  regarding the purchase or sale of a security by the Investment Adviser, or whose functions relate to the making of any  recommendations  with respect to such  purchases or sales,  are also prohibited  from:  participating in initial public offerings or private  placements  which  present  conflicts of interest  with the Funds;  and engaging in any securities  transaction  for their own benefit or the benefit of others,  including  the  Funds,  while in  possession  of  material,  non-public information  concerning such securities.  All portfolio  managers and investment related staff of GIML and GAM USA are required to notify their local  compliance officer in advance of any personal  dealings in  securities  that they intend to carry out and are not permitted to deal  personally  in securities  within seven working  days  (either  in  advance  or  retrospectively)  of  carrying  out any transaction in the same security on behalf of the Fund(s) they manage.

     The Code of Ethics  adopted  by GAMCO is  designed  to ensure  that  access persons act in the interest of the  investment  companies for which GAMCO serves as  investment  advisor,  such as GAM Gabelli  Long/Short,  with  respect to any personal trading of securities. Under GAMCO's Code of Ethics, access persons are generally  prohibited from knowingly  buying or selling  securities  (except for mutual funds, U.S. government securities and money market instruments) which are being  purchased,  sold or  considered  for  purchase  or  sale  by GAM  Gabelli
Long/Short unless their proposed purchases are approved in advance.

     The  Investment   Advisers  have  established  under  the  Code  of  Ethics
compliance  procedures to review the personal  securities  transactions of their associated  persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act and Rule 204A-1 of the Advisers Act.

     Copies of the Code of Ethics are on file with and publicly  available  from the SEC.

     Proxy  Voting  Policies.  The  Boards  of  Directors  of the  Company  have delegated the authority to vote proxies for the portfolio securities held by the
Funds to each Fund's  respective  Investment  Adviser(s) in accordance  with the proxy voting policies adopted by the Investment Advisers. Following is a summary of the Investment Advisers' proxy voting policies.

     The proxy voting  policy of GAM USA and GIML (the "GAM  Advisers") is based on the premise  that the GAM  Advisers  exercise a voice on behalf of its Funds'
shareholders  through  the proxy  voting  process.  The GAM  Advisers  take this fiduciary  responsibility  very  seriously.  Accordingly,  proxy  votes are cast
utilizing   a   pre-established   set  of   policy   guidelines   based  on  the
recommendations of Institutional  Shareholder  Services ("ISS"),  an independent third party. ISS makes its recommendations  based on its independent,  objective analysis of the economic  interests of  shareholders.  This process ensures that the Funds vote in the best  interests of the  shareholders,  and helps  insulate voting decisions from any potential conflicts of interest.

     The GAM Advisers' fund managers will  generally act in accordance  with the policy  guidelines.  However,  they may  override  the  policy if they feel that shareholder interests would be better served by doing so. In such cases, the GAM
Advisers  have  established  procedures  to ensure  that no conflict of interest exists  before a vote  outside  of  policy is  permitted.  Should  any  material conflict  of  interest  be  identified,  however,  the  fund  manager  would  be prohibited from overriding the policy. The possibility exists,  therefore,  that certain issues may be voted differently  depending on which Fund the security is held in.

     Proxy  voting  decisions  for GAM Gabelli  Long/Short  are made by GAMCO in accordance  with its proxy voting  policies.  Normally,  GAMCO  exercises  proxy voting discretion on particular types of proposals in accordance with guidelines
(the  "Proxy  Guidelines")  set forth in its proxy  voting  policies.  The Proxy
Guidelines address, for example,  proposals to elect the board of directors,  to classify  the board of  directors,  to select  auditors,  to issue  blank  check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require  shareholder  ratification  of  poison  pills,  to  support  fair  price provisions,  to require a  supermajority  shareholder  vote for charter or bylaw amendments,  to provide for director and officer  indemnification  and liability protection,  to increase the number of  authorized  shares of common  stock,  to allow greenmail,  to limit  shareholders'  rights to call special  meetings,  to consider  nonfinancial  effects of a merger, to limit shareholders' right to act by written  consent,  to  approve  executive  and  director  compensation  plans
(including golden  parachutes),  to limit executive and director pay, to approve stock option plans,  to opt in or out of state takeover  statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

     A Proxy  Committee  comprised  of senior  representatives  of GAMCO and its
affiliated   investment   advisers  has  the  responsibility  for  the  content,
interpretation and application of the Proxy Guidelines. In general, the Director of Proxy  Voting  Services,  using  the  Proxy  Guidelines,  recommendations  of third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial  matters, the Director of Proxy
Voting  Services  may vote the  proxy  if the  vote is (i)  consistent  with the recommendations of the issuer's board of directors and not contrary to the Proxy
Guidelines;  (ii) consistent with the  recommendations  of the issuer's board of directors and is a non-controversial  issue not covered by the Proxy Guidelines;
or (iii) the vote is contrary to the  recommendations  of the issuer's  board of directors but is consistent with the Proxy Guidelines.

     All matters  identified by the Chairman of the  Committee,  the Director of
Proxy Voting  Services or GAMCO's Legal  Department as (i)  controversial;  (ii)
benefiting from deliberation of the Proxy Voting Committee;  or (iii) given rise to a conflict of interest  between  GAMCO and GAM  Gabelli  Long/Short,  will be presented to the Proxy Voting Committee.

     You may  obtain  information  about each  Fund's  proxy  voting  decisions, without charge,  by accessing the Company's  website at www.gam.com or the EDGAR database on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

     The Agreements  provide that the  Investment  Advisers shall be responsible for the  selection  of brokers and dealers for the  execution  of the  portfolio transactions of each Fund and, when  applicable,  the negotiation of commissions in connection therewith.

     Purchase  and sale  orders  will  usually be placed  with  brokers  who are selected  based on their  ability to achieve  "best  execution"  of such orders.
"Best  execution"  means  prompt and reliable  execution  at the most  favorable security price, taking into account the other provisions  hereinafter set forth.
The  determination  of what  may  constitute  best  execution  and  price in the execution  of a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all where a large block is involved,  the availability of the broker to stand ready to execute possibly  difficult  transactions in the
future,  and  the  financial   strength  and  stability  of  the  broker.   Such
considerations are weighed by the Investment Advisers in determining the overall reasonableness of brokerage commissions.

     Each Investment  Adviser is authorized to allocate  brokerage and principal business to brokers who have provided brokerage and research  services,  as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as
amended (the "1934 Act"),  for the Company  and/or other  accounts for which the
Investment  Adviser  exercises  investment  discretion  (as  defined  in Section
3(a)(35)  of the 1934 Act) and,  as to  transactions  for  which  fixed  minimum commission  rates are not  applicable,  to cause a Fund to pay a commission  for effecting a securities  transaction in excess of the amount another broker would
have  charged  for  effecting  that  transaction,   if  the  Investment  Adviser
determines  in good  faith  that such  amount of  commission  is  reasonable  in relation to the value of the  brokerage and research  services  provided by such broker, viewed in terms of either that particular  transaction or the Investment
Adviser's  overall  responsibilities  with  respect  to the Fund  and the  other accounts  as to which it  exercises  investment  discretion.  In  reaching  such determination,  the  Investment  Advisers  will not be  required  to place or to attempt to place a specific  dollar value on the research or execution  services of a broker  or on the  portion  of any  commission  reflecting  either  of said services.

     Research services  provided by brokers to the Investment  Advisers includes that which brokerage houses customarily  provide to institutional  investors and statistical and economic data and research  reports on particular  companies and industries. Research furnished by brokers may be used by each Investment Adviser for any of its accounts, and not all such research may be used by the Investment
Advisers for the Funds.

     The  amount of  brokerage  commissions  paid by each Fund  during the three fiscal years ended December 31, 2004, 2003 and 2002 are set forth below:*

          International    Asia-Pacific European      American
              Equity         Equity      Equity     Focus Equity     GAMerica       Long/Short*
              ------         ------      ------           ------     --------       -----------

2004
2003      $      509,250   $   17,019  $   86,264   $   132,392   $     13,154    $      506,879
2002      $      589,655   $   18,096  $   63,550   $   404,523   $     27,091    $      506,038

*    GAM Gabelli Long/Short commenced operations on May 29, 2002.

     Affiliated Transactions. GAM USA and GIML are each an indirect wholly owned subsidiary  of UBS AG.  UBS AG, a  banking  organization  with  headquarters  in
Switzerland,  is an internationally  diversified organization with operations in many  aspects of the  financial  services  industry.  Among UBS AG's  direct and indirect affiliates and related persons are various  broker-dealers that include direct and indirect  subsidiaries in the United States  including UBS Securities
LLC, an  investment  bank and  broker-dealer,  UBS Financial  Services  Inc., an investment  bank and  broker-dealer,  J.C.  Bradford & Co.,  LLC,  a  registered investment  advisor and  broker-dealer,  and UBS Warburg Futures Inc., a futures commission  merchant  and  broker-dealer.  Among UBS AG's  direct  and  indirect affiliates and related persons are various foreign broker-dealers  including UBS
AG London. GAMCO is also affiliated with a broker-dealer, Gabelli & Company.

     As such, when buying or selling  securities,  the Funds may pay commissions to brokers who are affiliated  with the Investment  Advisers in accordance  with procedures adopted by the Board of Directors.  The Funds may purchase securities in certain  underwritten  offerings  for which an  affiliate of the Funds or the
Investment  Advisers  may act as an  underwriter.  The Funds may effect  futures transactions  through,  and pay commissions to, futures commission merchants who are  affiliated  with the  Investment  Advisers or the Funds in accordance  with procedures adopted by the Board of Directors.

     For the fiscal  year ended  December  31,  2004,  the Funds paid  brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

                                                                    % of Aggregate
                                 Aggregate       % of Aggregate      Dollar Amount
                             Dollar Amount of      Commissions      of Transactions
Affiliated Broker            Commissions Paid      Paid to UBS        Paid to UBS
-----------------            ----------------      -----------        -----------

UBS Paine Webber Inc.           $                          %                  %
UBS Securities                  $                          %                  %

                                                                         % of Aggregate
                                 Aggregate          % of Aggregate        Dollar Amount
                             Dollar Amount of         Commissions        of Transactions
Affiliated Broker            Commissions Paid     Paid to Prudential   Paid to Prudential
-----------------            ----------------     ------------------   ------------------

Prudential Securities           $                             %                  %

     For the fiscal  year ended  December  31,  2003,  the Funds paid  brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

                                                                    % of Aggregate
                                 Aggregate       % of Aggregate      Dollar Amount
                             Dollar Amount of      Commissions      of Transactions
Affiliated Broker            Commissions Paid      Paid to UBS        Paid to UBS
-----------------            ----------------      -----------        -----------

UBS Paine Webber Inc.           $   201               0.04%              0.04%
UBS Securities                  $   856               0.17%              0.10%

                                                                         % of Aggregate
                                 Aggregate          % of Aggregate        Dollar Amount
                             Dollar Amount of         Commissions        of Transactions
Affiliated Broker            Commissions Paid     Paid to Prudential   Paid to Prudential
-----------------            ----------------     ------------------   ------------------

Prudential Securities           $  46,962              9.26%                  11.34%

     For the fiscal  year ended  December  31,  2002,  the Funds paid  brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

                                                                          % of Aggregate
                                  Aggregate          % of Aggregate       Dollar Amount
                              Dollar Amount of         Commissions       of Transactions
Affiliated Broker             Commissions Paid       Paid to Gabelli     Paid to Gabelli
-----------------             ----------------       ---------------     ---------------

Gabelli & Company               $  65,510                 62.0%               54.1%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

     The  Company  offers  Class  A, B and C  Shares.  Class B  Shares  are only available through reinvested  dividends and exchanges between the Class B Shares of other  Funds and  Class C Shares of GAM  Asia-Pacific  Equity,  GAM  European
Equity and GAM  American  Focus  Equity.  Each Class  involves  different  sales charges, features and expenses as described more fully in the Prospectus.

PURCHASES AND SALES THROUGH BROKERS

     The Funds have  authorized  one or more  brokers to receive on their behalf purchase  and  redemption  orders.  Such  brokers are  authorized  to  designate intermediaries  to receive orders on the Funds' behalf. A Fund will be deemed to have received an order when an authorized broker or  broker-authorized  designee receives the order. Customer orders, in such cases, will be priced at the Fund's net asset value per share next computed after they are received by an authorized broker or the  broker-authorized  designee.  Investors who purchase  shares on a load waived  basis may be charged a fee by their  broker or agent if they effect transactions  in Fund shares through a broker or agent that waives the front end load.

SALES CHARGE REDUCTIONS AND WAIVERS

     Prior to January 30, 2002, Class A Shares of the Funds were offered subject to the following sales charge schedule:

                                                                                 Amount Reallowed to
                           Sales Load (as % of      Sales Load (as % of Net        Dealers (as % of
Purchase Amount             Offering Price)            Amount Invested)            Offering Price)

up to $100,000                    5.00%                    5.26%                       4.00%
$100,000 - $299,999               4.00%                    4.17%                       3.00%
$300,000 - $599,999               3.00%                    3.09%                       2.00%
$600,000 - $999,999               2.00%                    2.04%                       1.00%
$1,000,000 and over               0.00%

     Waivers of Front-End Sales Charges. Class A Front-End Sales Charge Waivers.
Front-end  sales  charges will be waived if you buy Class A Shares with proceeds from the following sources:

     1. Redemptions from any registered mutual fund for which GAM Services,  UBS
Global Asset  Management (US) Inc. ("UBS Global AM") or any of their  affiliates serve as principal underwriter or advisor if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

     The Funds'  front-end  sales  charges  will also not apply to  purchases of
Class A Shares by or through:

     2. Employees of the Funds' advisers and their  subsidiaries  and members of the employees'  immediate families;  active and retired Fund Directors and other persons  affiliated  with the Funds or GAM Services or its  affiliates and their
spouses,   minor   children   and   trusts;   and   members   of  the  Board  of
Directors/Trustees  of any  investment  company for which GAM Services or any of its affiliates serves as principal underwriter.

     3. Trust companies and bank trust departments  investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

     4. Retirement plans,  deferred  compensation  plans and trusts used to fund those  plans that have  assets of at least $1  million  or at least 25  eligible employees.

     5. Broker-dealers and other financial  institutions  (including  registered representatives,  registered  investment  advisers and financial  planners) that have entered into a selling  agreement  with GAM Services (or otherwise  have an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing  transactions in Fund shares,  or for otherwise  participating  in the program.

     6. Employees of broker-dealers and other financial institutions  (including registered  investment advisers and financial planners) that have entered into a selling  agreement  with GAM Services or UBS Global AM (or  otherwise  having an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares),  and their immediate  family  members,  as allowed by the internal policies of their employer.

     7. Insurance company separate accounts.

     8. Reinvestment of capital gains distributions and dividends.

     9.  College  savings  plans  qualified  under  Section 529 of the  Internal
Revenue Code of 1986, as amended (the "Code") whose  sponsors or  administrators have entered into an agreement with GAM Services,  UBS Global AM or any of their affiliates to perform advisory or administrative services.

     10. Companies  exchanging  shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

     11. Accounts managed by an affiliate of GAM Services.

     12. Organizations described in Section 501(c)(3) of the Code.

     13. Charitable remainder trusts.

     14. Certain tax qualified plans of  administrators  who have entered into a service agreement with GAM Services or the Fund.

     15. Other  categories of  investors,  at the  discretion  of the Board,  as disclosed in the then current Prospectus of the Funds.

     Large Orders Purchases and Purchases by Eligible Plans.  Purchase orders of
$1 million or more and all  purchase  orders by employee  retirement  plans with more than 100 participants  will not be subject to the front-end sales charge on
Class A Shares.  GAM Services  may advance to dealers a commission  from its own resources in connection with these purchases based upon cumulative sales in each year or  portion  thereof  except  when such  orders  are  received  from  other registered investment companies or investment funds. GAM Services will pay 1% of sales of more than $1 million but less than $3  million;  0.75% on sales of more than $3 million but less than $5 million, 0.50% on sales of more than $5 million but less than $50  million,  and 0.25% on sales of $50 million and above.  Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are  subject to a 1%  contingent  deferred  sales charge ("CDSC") on any shares sold within 12 months of purchase.  In the case of eligible  retirement plans, the CDSC will apply to redemptions at the plan level only.  12b-1  fees  earned on  assets  representing  large  order  purchases  or purchases by eligible  plans will be retained by GAM Services for one year after the  purchase is effected in order to  reimburse  it for a portion of the dealer payment.

     Contingent  Deferred Sales Charge  Waivers.  A CDSC will not be imposed on:
(i) any amount which  represents an increase in value of shares purchased within the  applicable  period  12  months  for  Class  A; 8, 6,  4, 3 or 2  years,  as applicable,  for Class B; and one year for Class C (i) preceding the redemption;
(ii) the  current net asset value of shares  purchased  prior to the  applicable period;  or (iii) the  current  net  asset  value of  shares  purchased  through reinvestment  of dividends or  distributions  and/or shares acquired in exchange for  shares of other  GAM  Funds.  Moreover,  in  determining  whether a CDSC is applicable,  it will be assumed  that amounts  described in (i),  (ii) and (iii)
above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable,  will be waived in the case of:

     (1)  redemptions  of shares held at the time a shareholder  dies or becomes disabled,  only if the  shares  are:  (a)  registered  either  in the name of an individual  shareholder  (not a trust),  or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship;  or (b) held in a qualified  corporate or  self-employed  retirement plan,  Individual  Retirement
Account ("IRA") or Custodial Account under Section 403(b)(7)  ("403(b) Custodial
Account")  of the  Internal  Revenue  Code of 1986,  as  amended  (the  "Code"), provided in either case that the redemption is requested  within one year of the death or initial determination of disability;

     (2) redemptions in connection with minimum  required  distributions  from a qualified  corporate or  self-employed  retirement plan following  retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial  Account  following attainment  of age 59 1/2,  but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory  distribution as the shares of each class bear to the total assets in the plan;

     (3) all  redemptions  of shares held for the benefit of a participant  in a
Qualified  Retirement  Plan  which  offers  investment  companies  managed by an affiliate of GAM Services ("Eligible Plan"),  provided that the redemption is in connection with the complete  termination of the plan involving the distribution of all plan assets to participants;

     (4) redemptions under the Systematic  Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and

     (5) in  connection  with  exchanges for shares of the same class of another
GAM Fund.

     With reference to (1) above, for the purpose of determining disability, the
Distributor  utilizes the definition of disability contained in Section 72(m)(7)
of the Code,  which  relates to the  inability to engage in gainful  employment.
With reference to (2) above, the term  "distribution"  does not encompass direct transfer  of IRA,  403(b)  Custodial  Accounts  or  retirement  plan assets to a successor  custodian  or trustee.  All waivers  will be granted  only  following receipt by the Distributor of confirmation of the shareholder's entitlement.

     Conversion  Feature.  Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor's  purchase  payment may be  immediately  invested in the Fund. A CDSC,  however,  will be imposed on
Class B Shares redeemed within six years,  four years,  three years or two years after purchase,  depending on the amount purchased and the date of purchase,  as
more  fully   described  in  the   Prospectus.   Class  B  Shares  will  convert
automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion  date,  which will be  approximately eight (8), six (6),  four (4),  three (3) or two (2) years after the date of the original purchase, depending on the amount of Class B Shares purchased and when.
In the case of Class B Shares previously exchanged (see "How to Exchange Shares"
in the  Prospectus),  the period of time the  shares  were held in the GAM Money
Market Account is included in the holding period for conversion.

     Effectiveness  of the  conversion  feature  is  subject  to the  continuing availability  of a ruling of the  Internal  Revenue  Service  or an  opinion  of counsel that:  (i) the  conversion of shares does not constitute a taxable event under the Code,  (ii) Class A Shares  received on  conversion  will have a basis equal to the  shareholder's  basis in the converted  Class B Shares  immediately prior to the  conversion,  and (iii) Class A Shares  received on conversion will have a holding period that includes the holding period of the converted  Class B
Shares.  The conversion  feature may be suspended if the ruling or opinion is no longer available.  In such event, Class B Shares would continue to be subject to
Class B 12b-1 fees.

     Redemption Fees. With respect to retirement plans  administered by Fidelity
Investments  Institutional  Operations Company, Inc., any redemption fee charged will be assessed on redemption  proceeds on the basis of the value of the shares at the time of redemption.

--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     Net Asset Value.  Each Fund determines its net asset value each day the New
York Stock  Exchange is open for trading.  The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day,
President's  Day,  Martin  Luther  King,  Jr. Day,  Good Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities,  including ADR's, EDR's and options, which are traded on stock  exchanges  will be valued  at the last  sale  price as of the close of business on the day the securities  are being valued or,  lacking any sales,  at the last available bid price.  Securities  traded in the over-the counter market and listed on The Nasdaq Stock  Market  ("Nasdaq")  are  normally  valued at the
Nasdaq Official Closing Price. Other over-the-counter  market securities will be valued at the last available bid price in the  over-the-counter  market prior to the time of valuation.  Money market  securities will be valued at market value, except that  instruments  maturing within 60 days of the valuation are valued at amortized  cost.  The other  securities and assets of each Fund for which market quotations may not be readily available (including  restricted  securities which are  subject to  limitations  as to their  sale) will be valued at fair value as determined  in good faith by or under the  direction of the Board of  Directors.
Securities  quoted  in  foreign  currencies  will be  converted  to U.S.  dollar equivalents using prevailing market exchange rates.

     Suspension of the  Determination of Net Asset Value. The Board of Directors
may suspend the determination of net asset value and,  accordingly,  redemptions for a Fund for the whole or any part of any period during which (i) the New York
Stock  Exchange  is  closed  (other  than  for  customary  weekend  and  holiday closings),  (ii) trading on the New York Stock Exchange is restricted,  (iii) an emergency  exists as a result of which disposal of securities  owned by the Fund is not reasonably  practicable or it is not reasonably  practicable for the Fund fairly to  determine  the value of its net assets,  or (iv) the SEC may by order permit for the protection of the holders of the Fund's shares.

     Tax Status. Although each Fund is a series of the Company, it is treated as a separate  corporation  for  purposes  of the Code.  Each Fund  expects to meet certain  diversification-of-assets  and other  requirements  in order to qualify under the Code as a regulated  investment company. If it qualifies,  a Fund will not be subject to U.S. Federal income tax on net ordinary income and net capital gains which are  distributed  to its  shareholders  within  certain time periods specified in the Code.  Each Fund intends to distribute  annually all of its net ordinary  income and net  capital  gains.  If a Fund were to fail to  distribute timely  substantially  all such income and gains, it would be subject to Federal corporate  income  tax and,  in  certain  circumstances,  a 4% excise tax on its undistributed income and gains.

     Distributions from net ordinary income and net short-term capital gains are taxable to  shareholders  as ordinary  income.  The 70%  deduction  available to corporations  for dividends  received from a Fund will apply to ordinary  income distributions only to the extent that they are attributable to a Fund's dividend income from U.S.  corporations.  Distributions  from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held by the  shareholder.  Dividends  declared  in  December  will be treated as received in December as long as they are actually paid before  February 1 of the following year.

     Income  from  foreign  securities  purchased  by a Fund may be reduced by a withholding tax at the source.  If as of the fiscal year-end of a Fund more than
50% of the Fund's  assets are invested in  securities  of foreign  corporations, then the Fund may make an election which will result in the shareholders  having the option to elect either to deduct  their pro rata share of the foreign  taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the
Fund in  calculating  the  foreign  tax  credit  to  which  they  are  entitled.
Distributions  by a Fund will be  treated  as United  States  source  income for purposes other than computing the foreign tax credit limitation.

     Distributions  of net  ordinary  income  or net  short-term  capital  gains received by a non-resident alien individual or foreign  corporation which is not engaged in a trade or business in the United States generally will be subject to
Federal  withholding  tax at the rate of 30%,  unless such rate is reduced by an applicable  income tax treaty to which the  United  States is a party.  However,
gains  from  the  sale  by  such   shareholders  of  shares  of  the  Funds  and
distributions to such  shareholders  from long-term capital gains generally will not be subject to the Federal withholding tax.

     Ordinarily, distributions and redemption proceeds earned by a United States shareholder  of a Fund are not  subject to  withholding  of Federal  income tax.
However,  distributions  or redemption  proceeds paid by a Fund to a shareholder may be subject to 20% backup  withholding if the shareholder fails to supply the
Fund or its agent with such shareholder's  taxpayer  identification number or an applicable exemption certificate.

     In addition to the Federal income tax consequences described above relating to an  investment  in a Fund,  there  may be other  Federal,  state or local tax considerations  that depend upon the circumstances of each particular  investor.
Prospective  shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     Comparative  performance  information  may be  used  from  time  to time in advertising each Fund's shares. The performance of GAM International  Equity may be  compared  to the MSCI  Europe,  Australia,  Far  East  ("EAFE")  Index.  The
performance  of GAM  Asia-Pacific  Equity may be  compared  to the MSCI  Pacific
Index. The performance of GAM American Focus Equity,  GAM Gabelli Long/Short and
GAMerica  may be compared  to the  Standard & Poor's 500  Composite  Stock Price
Index and the Dow Jones  Industrial  Average.  The  performance  of GAM European
Equity may be compared to the MSCI Europe and Financial  Times  Actuaries  World
Indices-Europe.  Each stock index is an unmanaged  index of common stock prices, converted into U.S. dollars where appropriate.  Any index selected by a Fund may not compute  total return in the same manner as the Funds and may  exclude,  for example,  dividends paid on stocks  included in the index and brokerage or other fees.

--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     GAM Funds, Inc., a Maryland corporation,  was organized on May 7, 1984. The
Company has six series of common stock outstanding, each of which may be divided into 3 classes of shares:  Class A, Class B and Class C. Class B Shares  include
Sub-Class B-0 Shares,  Sub-Class B-1 Shares, Sub-Class B-2 Shares, Sub-Class B-3
Shares and Sub-Class B-4 Shares.  The 3 classes of shares of a series  represent interests in the same portfolio of  investments,  have the same rights,  and are generally  identical in all respects,  except that each class bears its separate distribution  and certain class  expenses and has  exclusive  voting rights with respect to any matter on which a separate  vote of any class is  required by the
Act or Maryland  law. The net income  attributable  to each class and  dividends payable  on  the  shares  of  each  class  will  be  reduced  by the  amount  of distribution  fees and other expenses of each class.  Class B and Class C Shares pay  higher  12b-1  fees than  Class A Shares,  which will cause the Class B and
Class C Shares to pay lower dividends than the Class A Shares. The Directors, in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts arise among the classes of shares of a Fund.

     Each share  outstanding is entitled to share equally in dividends and other distributions  and in the net assets of the  respective  class of the respective series on  liquidation.  Shares are fully paid and  non-assessable  when issued, freely  transferable,  have  no  pre-emptive  or  subscription  rights,  and are redeemable and subject to redemption under certain  conditions  described above.
The Funds do not generally issue certificates for shares purchased.

     Each  share  outstanding  entitles  the  holder to one  vote.  If a Fund is separately  affected by a matter requiring a vote, the shareholders of each such
Fund shall vote separately.  The Company is not required to hold annual meetings of  shareholders,  although  special  meetings will be held for purposes such as electing or removing directors,  changing fundamental  policies, or approving an investment  advisory  agreement.  Shareholders will be assisted in communicating with other  shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        [To be updated in 485(b) Filing]

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

  (a)(1)  Articles of Incorporation  of Registrant,  as filed with the Stateof
          Maryland on May 7, 1984, as amended or supplemented from time to time, are incorporated  herein by reference to Post-Effective  Amendment No.
          35 to Registrant's  Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange  Commission  ("Commission") via EDGAR
          on November 16, 2001 ("PEA 35").

  (a)(2)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding  GAM  Global  Fund,  as filed with the State of
          Maryland on January 16, 1986, are incorporated  herein by reference to
          PEA 35.

  (a)(3)  Articles of Amendment to the Registrant's Articles of Incorporation,
          changing the name of the Registrant  from GAM  International,  Inc. to
          GAM Funds,  Inc.,  as filed with the State of Maryland on February 18,
          1986, are incorporated herein by reference to PEA 35.

  (a)(4)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding  GAM  Tokyo  Fund,  as filed  with the State of
          Maryland on December 30, 1986, are incorporated herein by reference to
          PEA 35.

  (a)(5)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding GAM Pacific Basin Fund, as filed with the State of Maryland on March 10, 1987, are incorporated herein by reference to
          PEA 35.

  (a)(6)  Articles of Amendment to the Registrant's Articles of Incorporation,
          amending the indemnification  provisions of Article NINTH and amending
          Article  FIFTH,  as filed with the State of Maryland on September  14,
          1988, are incorporated herein by reference to PEA 35.

  (a)(7)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding GAM Europe Fund and GAM North  America Fund, as filed with the State of Maryland on October 18, 1989, are incorporated herein by reference to PEA 35.

  (a)(8)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding GAM Japan Capital Fund, as filed with the State of Maryland on April 29, 1994, are incorporated herein by reference to
          PEA 35.

  (a)(9)  Articles   Supplementary   to   the   Registrant's   Articles   of
          Incorporation,  adding  GAMerica  Capital Fund and  redesignating  GAM
          Tokyo  Fund as GAM  Asian  Capital  Fund,  as filed  with the State of
          Maryland on March 16, 1995,  are  incorporated  herein by reference to
          PEA 35.

  (a)(10) Articles   of   Amendment   to  the   Registrant's   Articles  of
          Incorporation,  redesignating the shares of each of the Funds as Class
          A Shares,  as filed with the State of Maryland on August 30, 1995, are incorporated herein by reference to Post-Effective Amendment No. 27 to
          Registrant's  Registration  Statement on Form N-1A,  as filed with the
          Commission via EDGAR on April 30, 1996 ("PEA 27").

  (a)(11) Articles   Supplementary   to  the   Registrant's   Articles   of
          Incorporation,  adding GAM  Mid-Cap  U.S.  Fund and  creating  Class D shares of each existing series, as filed with the State of Maryland on
          August 30, 1995, are incorporated herein by reference to PEA 27.

  (a)(12) Articles   Supplementary   to  the   Registrant's   Articles   of
          Incorporation,   increasing  the  number  of  authorized   shares  and
          allocating  such shares  among the classes of the existing  Funds,  as
          filed  with  the  State  of  Maryland  on  December  15,   1995,   are
          incorporated herein by reference to PEA 35.

  (a)(13) Certificate  of  Correction  to  the   Registrant's   Articles  of
          Incorporation,  correcting the Articles  Supplementary  filed December
          15, 1995, as filed with the State of Maryland on February 22, 1996, is incorporated herein by reference to PEA 35.

  (a)(14) Articles   Supplementary   to  the   Registrant's   Articles   of
          Incorporation,   increasing  the  number  of  authorized   shares  and
          allocating  such shares to certain  classes of certain Funds, as filed with the State of Maryland  on February  22,  1996,  are  incorporated herein by reference to PEA 35.

  (a)(15) Articles  Supplementary to Registrant's  Articles of Incorporation,
          increasing the number of authorized  shares,  adding shares of certain
          Funds  as  Class B and  Class C  shares  of the  existing  series  and creating GAM Emerging Markets Capital Fund, as filed with the State of
          Maryland on May 7, 1998, are  incorporated  herein by reference to PEA
          35.

  (a)(16) Articles  Supplementary to Registrant's  Articles of Incorporation,
          reallocating  shares due to the closing of GAM Asian  Capital Fund, as filed with the State of Maryland  on May 13,  1999,  are  incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's
          Registration  Statement on Form N-1A, as filed with the Commission via
          EDGAR on February 29, 2000 ("PEA 33").

  (a)(17) Articles  Supplementary to Registrant's  Articles of Incorporation,
          redesignating  the Class A, B and C shares  of the GAM  North  America
          Fund series to reflect a name change to GAM  American  Focus Fund,  as filed with the State of Maryland on June 22,  2001,  are  incorporated herein by reference to PEA 35.

  (a)(18) Articles  Supplementary to Registrant's  Articles of Incorporation,
          adding  GAM  International  Long/Short  Fund  and GAM  American  Focus
          Long/Short  Fund series of the Registrant and adding Class Y shares to each of the  Funds  of the  Registrant,  as filed  with  the  State of
          Maryland on December 10, 2001, are incorporated herein by reference to
          Post-Effective Amendment No. 36 to Registrant's Registration Statement
          on Form N-1A,  as filed with the  Commission  via EDGAR on January 30,
          2002 ("PEA 36").

  (a)(19) Articles of Amendment to  Registrant's  Articles of  Incorporation,
          redesignating the shares of each Sub-Class B-1 class of shares of each of the Funds as  Sub-Class  B-0 and  redesignating  the shares of each
          Sub-Class  B-2 class of shares of each of the Funds as Sub-Class  B-1, as filed  with the State of  Maryland  on May 31,  2002,  incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's
          Registration  Statement on Form N-1A, as filed with the Commission via
          EDGAR on February 28, 2003 ("PEA 38").

  (a)(20) Articles  Supplementary to Registrant's  Articles of Incorporation,
          reallocating  shares of the Classes and Funds, as filed with the State of Maryland on May 31, 2002, are  incorporated  herein by reference to
          PEA 38.

  (a)(21) Articles of Amendment to  Registrant's  Articles of  Incorporation,
          redesignating  the  GAM  American  Focus  Long/Short  Fund  as the GAM
          Gabelli  Long/Short  Fund,  as filed  with the  State of  Maryland  on
          November 22, 2002, are incorporated herein by reference to PEA 38.

     (b)  Second  Amended  By-Laws  of  Registrant  are  incorporated  herein by reference to PEA 33.

     (c)  See Articles FIFTH,  SIXTH and EIGHTH of the Registrant's  Articles of
          Incorporation,  as filed with the State of Maryland on May 7, 1984, as amended  or  supplemented  from time to time,  which are  incorporated herein by reference.

          See also, the following  sections of the Second Amended By-Laws of the
          Registrant,  which are incorporated  herein by reference:  By-Law Two:
          Stockholders;  By-Law Three:  Directors,  Article 3.3,  Majority To Be
          Elected by Stockholders; By-Law Five: General Provisions, Article 5.1,
          Waiver of Notice; and By-Law Six: Certificates of Stock.

  (d)(1)  Second Amended and Restated  Investment  Advisory Agreement with GAM
          International  Management  Limited,  dated December 14, 2004, is filed herewith as Exhibit No. EX-99.d.1.

  (d)(2)  Investment Advisory Agreement (Interim) with Global Asset Management
          (USA),  Inc. for the GAM American Focus Fund, dated March 26, 2001, is incorporated herein by reference to Post-Effective Amendment No. 34 to
          Registrant's  Registration  Statement on Form N-1A,  as filed with the
          Commission via EDGAR on April 23, 2001 ("PEA 34").

  (d)(3)  Amended and Restated Investment Advisory Agreement with Global Asset
          Management  (USA) Inc. for the GAM American Focus Fund, dated December
          14, 2004, is filed here with as Exhibit No. EX-99.d.3.

  (d)(4)  Amendment to Amended and Restated Investment Advisory Agreement with
          GAM  International  Management  Limited,  dated  December 17, 1999, as approved by the Board of  Directors  and  effective  upon  shareholder approval  of the  Investment  Advisory  Agreement  with  Global  Asset
          Management (USA) Inc., dated April 25, 2001, is incorporated herein by reference to PEA 34.

  (d)(5)  Amended and Restated Investment Advisory Agreement with Global Asset
          Management (USA) Inc., dated October 23, 2001, adding the GAM American
          Focus Long/Short Fund series of the Registrant, is incorporated herein by reference to PEA 38.

  (d)(6)  Investment  Advisory  Agreement  with GAM  International  Management
          Limited for the GAM Gabelli Long/Short Fund, dated October 9, 2002, is incorporated herein by reference to PEA 38.

  (d)(7)  Investment Advisory Agreement with GAMCO Investors, Inc. for the GAM
          Gabelli Long/Short Fund, dated October 9, 2002, is incorporated herein by reference to PEA 38.

  (e)(1)  Third Amended and Restated Distribution Agreement for Class A Shares
          with GAM  Services,  Inc.,  dated as of May 1, 2000,  is  incorporated herein by reference to PEA 35.

  (e)(2)  First Amended and Restated Distribution Agreement for Class B Shares
          with GAM  Services,  Inc.,  dated as of May 1, 2000,  is  incorporated herein by reference to PEA 35.

  (e)(3)  First Amended and Restated Distribution Agreement for Class C Shares
          with GAM  Services,  Inc.,  dated as of May 1, 2000,  is  incorporated herein by reference to PEA 35.

  (e)(4)  Second  Amended  and  Restated  Distribution  Agreement  for Class D
          Shares  with  GAM  Services,  Inc.,  dated  as  of  May  1,  2000,  is incorporated herein by reference to PEA 35.

  (e)(5)  Distribution  Agreement for Class Y Shares with GAM Services,  Inc., dated as of October 23, 2001, is  incorporated  herein by reference to
          PEA 35.

     (f)  Not Applicable.

  (g)(1)  Custodian  Agreement with Brown Brothers  Harriman & Co., dated June
          27, 2001, is incorporated herein by reference to PEA 35.

  (g)(2)  Addendum  dated  November 12, 2001 to the Custodian  Agreement  with
          Brown  Brothers  Harriman & Co.,  dated June 27, 2001,  adding the GAM
          International  Long/Short  Fund and the GAM American Focus  Long/Short
          Fund series of the Registrant,  is incorporated herein by reference to
          PEA 35.

  (g)(3)  Addendum  dated  December 3, 2004 to the  Custodian  Agreement  with
          Brown Brothers  Harriman & Co., dated June 27, 2001,  removing the GAM
          Global Fund and the GAM Japan Fund and renaming the GAM American Focus
          Long/Short  Fund as the GAM  Gabelli  Long/Short  Fund  series  of the
          Registrant, is filed herewith as Exhibit No. EX-99.g.3.

  (h)(1)  Administration  Agreement with Brown Brothers  Harriman & Co., dated
          October 1, 1995, is incorporated herein by reference to PEA 28.

  (h)(2)  Addendum  dated  November 12, 2001 to the  Administration  Agreement with Brown Brothers  Harriman & Co., dated October 1, 1995, adding the
          GAM   International   Long/Short  Fund  and  the  GAM  American  Focus
          Long/Short  Fund series of the Registrant,  is incorporated  herein by reference to PEA 35.

  (h)(3)  Addendum dated December 3, 2004 to the Administration Agreement with
          Brown Brothers Harriman & Co., dated October 1, 1995, removing the GAM
          Global Fund and the GAM Japan Fund and renaming the GAM American Focus
          Long/Short  Fund as the GAM  Gabelli  Long/Short  Fund  series  of the
          Registrant, is filed herewith as Exhibit No. EX-99.h.3.

  (h)(4)  Form  of  Transfer  Agency  Agreement  with  Boston  Financial  Data
          Services  is  incorporated   herein  by  reference  to  Post-Effective
          Amendment No. 41 to Registrant's  Registration Statement on Form N-1A,
          as filed with the Commission via EDGAR on April 29, 2004 ("PEA 41").

  (i)(1)  Legal opinion of Venable LLP, is incorporated herein by reference to
          PEA 41.

  (i)(2)  Legal  opinion of Coudert  Brothers LLP, is  incorporated  herein by reference to PEA 41.

  (j)(1)  Consent of Ernst & Young LLP to be filed by amendment.

  (j)(2)  Consent of PricewaterhouseCoopers to be filed by amendment.

  (j)(3)  Powers of Attorney,  dated  February 9, 2005,  for Mr.  Landau,  Mr.
          McGuire,  Mr. Weiser,  and Dr. Poschadel are filed herewith as Exhibit
          No. EX-99.j.3.

     (k)  Not Applicable.

     (l)  None.

  (m)(1)  First Amended Plan of  Distribution  for Class A Shares,  adopted by the Registrant pursuant to Rule 12b-1 under the Investment Company Act of 1940,  as amended,  (the "1940  Act"),  is  incorporated  herein by reference to PEA 35.

  (m)(2)  First Amended Plan of  Distribution  for Class B Shares,  adopted by the  Registrant  pursuant  to  Rule  12b-1  under  the  1940  Act,  is incorporated herein by reference to PEA 35.

  (m)(3)  First Amended Plan of  Distribution  for Class C Shares,  adopted by the  Registrant  pursuant  to  Rule  12b-1  under  the  1940  Act,  is incorporated herein by reference to PEA 35.

  (m)(4)  First Amended Plan of  Distribution  for Class D Shares,  adopted by the  Registrant  pursuant  to  Rule  12b-1  under  the  1940  Act,  is incorporated herein by reference to PEA 35.

  (m)(5)  Second Amended Plan of Distribution  for Class A Shares,  adopted by the  Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the
          1940 Act, effective as of January 30, 2002, is incorporated  herein by reference to PEA 35.

  (m)(6)  Second Amended Plan of Distribution  for Class B Shares,  adopted by the  Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the
          1940 Act, effective as of January 30, 2002, is incorporated  herein by reference to PEA 35.

  (m)(7)  Second Amended Plan of Distribution  for Class C Shares,  adopted by the  Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the
          1940 Act, effective as of January 30, 2002, is incorporated  herein by reference to PEA 35.

  (m)(8)  Second Amended Plan of Distribution  for Class D Shares,  adopted by the  Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the
          1940 Act, effective as of January 30, 2002, is incorporated  herein by reference to PEA 35.

     (n)  Rule 18f-3  Multiple  Class  Plan for  Classes A, B, C, D and Y shares adopted by the  Registrant  on October 23, 2001 pursuant to Rule 18f-3 under the 1940 Act, as amended  and  restated  on April 30,  2002,  is incorporated herein by reference to PEA 38.

     (o)  Reserved.

  (p)(1)  Joint Code of Ethics for GAM USA Inc., GAM International  Management
          Limited, GAM Investments, Inc., GAM Services, Inc. and the Registrant,
          pursuant to Rule 17j-1 of the 1940 Act,  is filed  herewith as Exhibit
          No. EX-99.p.1.

  (p)(2)  Code of Ethics for GAMCO Investors,  Inc., pursuant to Rule 17j-1 of the 1940 Act, is filed herewith as Exhibit No. EX-99.p.2.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

ITEM 25.  INDEMNIFICATION.

          All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature  whatsoever  incurred in connection  with the affairs of the  Registrant, except in cases  where  willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of duties to the  Registrant  are  established.  See Article
NINTH of the Articles of Incorporation of the Registrant, as amended, for a more complete description of matters related to indemnification.

          GAM  Services  Inc.  ("GAM  Services"),   the  Registrant's  principal
underwriter,  will be indemnified against all claims,  demands,  liabilities and expenses  which may be incurred by it arising  out of any untrue  statement,  or alleged  untrue  statement,  of a material  fact  contained in the  Registrant's registration  statement  or material  omission,  or alleged  material  omission, therein.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

          GAM  International  Management  Limited  ("GIML"),  GAM USA Inc. ("GAM
USA") and GAMCO  Investors,  Inc.  ("GAMCO")  are the  investment  advisors  and co-investment  advisors  to the  Registrant.  GAM USA  and  GAMCO  also  provide investment advisory services to a number of other investment companies.

          Additional  information  as to GIML and the  directors and officers of
GIML is  included  in  GIML's  Form ADV  filed  with the  Commission  (File  No.
801-22307),  which is  incorporated  herein  by  reference  and sets  forth  the officers  and  directors  of the Advisor  and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

          Additional information as to GAM USA and the directors and officers of
GAM USA is  included in GAM USA's Form ADV filed with the  Commission  (File No.
801-35671),  which is  incorporated  herein  by  reference  and sets  forth  the officers  and  directors  of the Advisor  and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

          Additional  information  as to GAMCO and the directors and officers of
GAMCO is  included  in  GAMCO's  Form ADV filed  with the  Commission  (File No.
801-14132),  which is  incorporated  herein  by  reference  and sets  forth  the officers  and  directors  of the Advisor  and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.

       (a) None.

       (b) Name and Principal        Position & Offices      Positions & Offices
            Business Address          with Underwriter         with Registrant

           Kevin J. Blanchfield    Chief Operating Officer,     Vice President
           135 East 57th Street     Treasurer and Director       and Treasurer
           New York, NY 10022

           Kenneth A. Dursht          General Counsel          General Counsel
           135 East 57th Street        and Secretary            and Secretary
           New York, NY 10022

           Michael J. Bessel          Associate General       Associate General
           135 East 57th Street           Counsel.                 Counsel.
           New York, NY 10022       Assistant Secretary      Assistant Secretary
                                    and Chief Compliance    and Chief Compliance
                                          Officer                  Officer

           Teresa B. Riggin           Vice President -            Assistant
           135 East 57th Street      Administration and           Secretary
           New York, NY 10022       Assistant Secretary

       (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts,  books and other documents  required to be maintained by
Registrant pursuant to Rule 31a-1(a) of the Act are maintained as follows:

  Accounts and Records Pursuant to Rule:                 Location

31a - 1(b)(1)                               Brown Brothers Harriman & Co.
31a - 1(b)(2)(i)                            40 Water Street
31a - 1(b)(2)(ii)                           Boston, Massachusetts 02109
31a - 1(b)(2)(iii)
31a - 1(b)(3)
31a - 1(b)(5)-(8)
31a - 1(b)(10)

31a - 1(b)(1)                               Boston Financial Data Services, Inc.
31a - 1(b)(2)(iv)                           PO Box 8264
                                            Boston, MA 02266

31a - 1(b)(9)-(11)                          GAM International Management Limited
                                            12 St. James's Place
                                            London SW1A 1NX, England

                                            GAM USA Inc.
                                            135 East 57th Street
                                            New York, NY 10022

                                            GAMCO Investors, Inc.
                                            One Corporate Center
                                            Rye, NY  10580-1422

31a - 1(b)(4)                               Coudert Brothers
                                            1114 Avenue of the Americas
                                            New York, New York 10036

                                            GAM USA Inc.
                                            135 East 57th Street
                                            New York, NY 10022

ITEM 29.  MANAGEMENT SERVICES.

          Not Applicable.

ITEM 30. UNDERTAKINGS.

          Insofar as indemnification  for liability arising under the Securities
Act of 1933 may be permitted to directors,  officers and controlling  persons of the Registrant  pursuant to the provisions  described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant of expenses  incurred or paid by a director,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted by such  director,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended
(the  "1933  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of New York, and the
State of New York on the 25th day of February, 2005.

                                           GAM Funds, Inc.

                                           /s/ Kenneth A. Dursht
                                           Kenneth A. Dursht
                                           Secretary

          Pursuant  to the  requirements  of the  1933  Act,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the date(s) indicated.

Signature                               Title                       Date

/s/Dr. Burkhard Poschadel *     President and Director         February 25, 2005
Dr. Burkhard Poschadel
(Principal Executive Officer)

/s/Kevin J. Blanchfield   *     Vice President and Treasurer   February 25, 2005
Kevin J. Blanchfield            (Principal Financial
                                and Accounting Officer)

/s/Roland Weiser          *     Director                       February 25, 2005
Roland Weiser

/s/George W. Landau       *     Director                       February 25, 2005
George W. Landau

/s/Robert J. McGuire      *     Director                       February 25, 2005
Robert J. McGuire

   * By  /s/ Kenneth A. Dursht
         Executed by Kenneth A. Dursht on behalf of those indicated pursuant to
         Powers of Attorney as filed herewith.

                                  EXHIBIT INDEX

FORM N-1A                                                            EDGAR
EXHIBIT NO.     DESCRIPTION                                          EXHIBIT NO.

Item 23 (d)(1)  Second Amended and Restated Investment Advisory        EX-99.d.1
                Agreement with GAM International Management Limited

Item 23 (d)(3)  Amended and Restated Investment Advisory Agreement     EX-99.d.3
                with Global Asset Management (USA) Inc. for the GAM
                American Focus Fund

Item 23 (g)(3)  Addendum to the Custodian Agreement with Brown         EX-99.g.3
                Brothers Harriman & Co.

Item 23 (h)(3)  Addendum to the Administration Agreement with Brown    EX-99.h.3
                Brothers Harriman & Co.

Item 23 (j)(3)  Powers of Attorney, dated February 9, 2005, for Mr.    EX-99.j.3
                Landau, Mr. McGuire, Mr. Weiser, and Dr. Poschadel

Item 23 (p)(1)  Joint Code of Ethics                                   EX-99.p.1

Item 23 (p)(2)  Code of Ethics for GAMCO Investors, Inc.               EX-99.p.2